                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07988

                          Lord Abbett Investment Trust
                          ----------------------------
                Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30

Date of reporting period: May 31, 2006

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2006
  SEMIANNUAL
    REPORT

LORD ABBETT
  CORE FIXED INCOME FUND
  TOTAL RETURN FUND


FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in December, January, March, and May, bringing the rate to 5.00% at the end of the six month period. The May 10, 2006, interest rate hike marked the sixteenth quarter-point increase since June 2004. Longer-term rates also rose, with the yield on the 30-year Treasury bond reaching its highest level in nearly two years on higher energy costs and fears of increasing inflation.

     As investors recognized that global liquidity was being restricted, fixed income assets retreated in value. What particularly concerned the marketplace was the mid-May release of the Consumer Price Index that exceeded expectations and raised the specter that the Fed was behind the curve and, therefore, might be compelled to continue raising rates beyond the June meeting. Prior to the release, investors were anticipating a pause in June. Testimony by Fed Chairman Ben Bernanke in late April suggested that a weakening economy may warrant a pause at the next Fed meeting.

     PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT

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--------------------------------------------------------------------------------

TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: HOW DID THE FUNDS PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Core Fixed Income Fund returned 0.02%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,(1) which returned 0.0% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-5.64%, 5 YEARS: 3.72%, AND SINCE INCEPTION (AUGUST 31, 2000): 4.84%.

     The Total Return Fund returned 0.21%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index,(2) which returned 0.3% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-5.19%, 5 YEARS: 3.97%, AND SINCE INCEPTION (AUGUST 31, 2000): 5.10%.

     During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Throughout the period, and relative to the benchmarks of the Core Fixed Income Fund and the Total Return Fund, the portfolios maintained underweight positions in riskier securities and significant overweights in structured, i.e., collateralized, securities. The decision to underweight longer maturity securities and overweight intermediate maturity securities benefited performance in the latter half of the period as the shape of the yield curve steepened in response to inflation concerns.

     Contributing to relative performance during the period was the portfolios' overweight in mortgage-backed securities (MBS). Active rotation was evident in mortgages as the portfolios built large positions at the end of 2005 in response to attractive valuations. In first quarter 2006, the Funds took profits on some of those positions and, in the process, migrated from lower to higher coupon securities. The Funds sold securities that are more price-responsive, and bought higher-yielding, higher coupon securities that are less price-responsive as interest rates rise. Similarly, the portfolios shifted from longer term securities to relatively shorter term securities with the same effect.

     The portfolios' underweight in corporate bonds detracted from relative performance during the period. The Funds continued their efforts to avoid credits with exposure to bondholder-unfriendly corporate actions, such as leveraged buyouts and share buybacks. The Funds also avoided consumer products companies and the housing sector.

     The portfolios' overweight in structured products also contributed to performance during the period. Portfolio managers took advantage of 2005 year-end weakness to upgrade the credit quality

--------------------------------------------------------------------------------

of the portfolios' commercial mortgage-backed securities (CMBS) holdings. Given the recent strong performance of the sector, the Funds realized gains in CMBS and reduced portfolio allocations from approximately 30% at November 30, 2005, to 23% at period end for the Total Return Fund and 25% at November 30, 2005, to 19% at period end for the Core Fixed Income Fund.

     The Total Return Fund's underweight in the emerging and high yield markets detracted from relative performance. The Total Return Fund's underweight of CCC rated securities penalized returns as lower rated credits, which are less sensitive to interest rates, outperformed higher rated, high yield companies. Relative performance was hurt by a continued underweight position in emerging markets. Given historically high valuations, positions were pared on strength. This benefited returns as, during the month of May, spreads on emerging market debt widened nearly 35 basis points.

     THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your Investments - Purchases" in the prospectus for more information on redemption that may be subject to a CDSC.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar-denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(2) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see each fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING       ENDING       EXPENSES
                                              ACCOUNT       ACCOUNT     PAID DURING
                                               VALUE         VALUE        PERIOD+
                                               -----         -----      -----------
                                                                         12/1/05 -
                                              12/1/05       5/31/06       5/31/06
                                              -------       -------      ---------
CLASS A
Actual                                      $   1,000.00  $   1,000.20  $      4.69
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,020.23  $      4.73
CLASS B
Actual                                      $   1,000.00  $     996.00  $      7.91
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,017.00  $      8.00
CLASS C
Actual                                      $   1,000.00  $     996.00  $      7.91
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,017.00  $      8.00
CLASS P
Actual                                      $   1,000.00  $     998.80  $      5.23
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,019.72  $      5.29
CLASS Y
Actual                                      $   1,000.00  $   1,001.00  $      2.94
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,021.99  $      2.97

+ For each class of the Fund, expenses (including interest expense) are equal to the annualized expense ratio for such class (0.94% for Class A, 1.59% for Classes B and C, 1.05% for Class P and 0.59% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2006

CREDIT RATING                %*
AAA                         63.70%
AA-                          0.34%
A                            1.18%
A-                           0.98%
BBB+                         1.27%
BBB                          1.04%
BBB-                         1.44%
BB+                          0.59%
U. S. Treasury              13.47%
Short-Term Investment       15.99%
Total                      100.00%

*    Represents percent of total investments

TOTAL RETURN FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING       ENDING      EXPENSES
                                              ACCOUNT       ACCOUNT     PAID DURING
                                               VALUE         VALUE        PERIOD+
                                               -----         -----      -----------
                                                                         12/1/05 -
                                              12/1/05       5/31/06       5/31/06
                                              -------       -------      ---------
CLASS A
Actual                                      $   1,000.00  $   1,002.10  $      4.69
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,020.24  $      4.73
CLASS B
Actual                                      $   1,000.00  $     998.90  $      7.92
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,017.01  $      8.00
CLASS C
Actual                                      $   1,000.00  $     998.90  $      7.92
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,017.01  $      8.00
CLASS P
Actual                                      $   1,000.00  $   1,000.70  $      5.24
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,019.72  $      5.29
CLASS Y
Actual                                      $   1,000.00  $   1,002.90  $      2.95
Hypothetical (5% Return Before Expenses)    $   1,000.00  $   1,021.99  $      2.97

+ For each class of the Fund, expenses (including interest expense) are equal to the annualized expense ratio for such class (0.94% for Class A, 1.59% for Classes B and C, 1.05% for Class P and 0.59% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2006

CREDIT RATING                %*
AAA                         63.06%
AA-                          0.97%
A                            1.21%
AA-                          0.36%
BBB+                         1.35%
BBB                          1.12%
BBB-                         1.56%
BB+                          0.93%
BB                           0.73%
BB-                          0.97%
B+                           0.13%
B                            0.37%
CCC                          0.10%
U. S. Treasury              11.23%
Short-Term Investments      15.91%
Total                      100.00%

*    Represents percent of total investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 113.10%

ASSET-BACKED SECURITIES 10.18%
AmeriCredit Auto Receivables Trust 2006-1 A3                   5.11%       10/6/2010   $          400   $      397,319
BMW Vehicle Owner Trust 2005-A A3                              4.04%       2/25/2009              800          791,718
Centex Home Equity 2005-A AV1                                 5.201%#      8/25/2027                4            3,922
Chase Issuance Trust 2004-A9                                   3.22%       6/15/2010              240          233,295
Citibank Credit Card Issuance Trust 2004-A1                    2.55%       1/20/2009              855          840,659
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1            5.171%#      4/25/2034              111          111,259
Comed Transitional Funding 1998-1 A7                           5.74%      12/25/2010              600          603,008
Countrywide Asset Backed Certificates 2006-6 2A1              5.151%#      9/25/2036              859          859,399
Ford Credit Auto Owner Trust 2005-B A3                         4.17%       1/15/2009              500          495,164
Ford Credit Auto Owner Trust 2005-B B                          4.64%       4/15/2010               85           83,194
MBNA Credit Card Master Note Trust 2002-A1                     4.95%       6/15/2009              340          339,662
MBNA Credit Card Master Note Trust 2002-A4                    5.191%#      8/17/2009              750          751,161
MBNA Credit Card Master Note Trust 2004-A4                     2.70%       9/15/2009              420          410,775
MBNA Master Credit Card Trust 1998-G A                        5.211%#      2/17/2009              800          800,837
Residential Asset Securities Corp. 2005-KS1 A1                5.191%#      4/25/2025               10           10,349
Residential Asset Securities Corp. 2005-KS7 A1                5.181%#      8/25/2035              430          430,567
Residential Asset Securities Corp. 2005-KS8 A1                5.191%#      8/25/2035              303          303,527
USAA Auto Owner Trust 2005-2 A3                                4.00%      12/15/2009            1,600        1,576,369
                                                                                                        --------------
TOTAL                                                                                                        9,042,184
                                                                                                        --------------

CORPORATE BONDS 9.03%
Amerada Hess Corp.                                            7.875%       10/1/2029              125          140,350
AT&T Broadband Corp.                                          9.455%      11/15/2022              226          279,778
AT&T Corp.                                                     7.30%      11/15/2011              150          160,463
Centerpoint Energy, Inc.                                       7.25%        9/1/2010              169          177,058
Citigroup, Inc.                                                5.30%        1/7/2016              420          403,035
Comcast Corp.                                                  5.85%       1/15/2010              110          110,180
Commonwealth Edison Co.                                        6.95%       7/15/2018              206          210,549

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Consolidated Natural Gas Co.                                  6.625%       12/1/2008   $           85   $       86,790
Corn Products Int'l., Inc.                                     8.45%       8/15/2009              160          171,579
Corning, Inc.                                                  6.05%       6/15/2015               95           92,372
Cox Communications, Inc.                                       7.75%       11/1/2010              217          230,761
Deutsche Telekom Int'l Finance B.V. (Germany)(a)               8.00%       6/15/2010              235          253,966
Duke Energy Field Services                                    7.875%       8/16/2010              199          214,109
Dun & Bradstreet Corp. (The)                                   5.50%       3/15/2011               85           83,923
EMBARQ Corp.                                                  7.082%        6/1/2016              104          104,308
Enterprise Products Operating L.P.                            4.625%      10/15/2009              150          143,828
Enterprise Products Operating L.P.                             6.65%      10/15/2034              250          236,753
Exelon Corp.                                                   4.45%       6/15/2010              210          200,471
FirstEnergy Corp.                                              6.45%      11/15/2011              167          170,773
FMC Corp.                                                      7.00%       5/15/2008              210          213,722
France Telecom S.A. (France)(a)                                7.75%        3/1/2011              230          248,647
General Mills, Inc.                                           5.125%       2/15/2007              255          254,498
Goodrich (B.F.) Co.                                            6.60%       5/15/2009              147          150,729
Harrah's Operating Co., Inc.                                   8.00%        2/1/2011              160          171,906
John Deere Capital Corp.                                       5.40%        4/7/2010               90           89,266
Kinder Morgan Energy Partners, L.P.                           5.125%      11/15/2014              315          286,319
Lubrizol Corp. (The)                                          4.625%       10/1/2009              150          144,869
MeadWestvaco Corp.                                             8.20%       1/15/2030              200          214,864
Noranda, Inc. (Canada)(a)                                      6.20%       6/15/2035              221          193,612
Phelps Dodge Corp.                                             9.50%        6/1/2031               57           72,376
SBC Communications, Inc.                                       5.30%      11/15/2010              250          245,375
Scholastic Corp.                                               5.75%       1/15/2007              325          324,900
Sprint Capital Corp.                                          7.625%       1/30/2011              200          214,365
Sprint Capital Corp.                                           8.75%       3/15/2032              231          281,921
Telecom Italia Capital SpA (Italy)(a)                         6.375%      11/15/2033              128          117,050
TELUS Corp. (Canada)(a)                                        7.50%        6/1/2007               65           66,164
Time Warner, Inc.                                             7.625%       4/15/2031              260          277,511
Tyco Int'l. Ltd. (Bermuda)(a)                                  6.00%      11/15/2013               50           49,574
UnitedHealth Group, Inc.                                      3.375%       8/15/2007              313          305,409
Verizon Global Funding Corp.                                   7.25%       12/1/2010              503          529,899
Verizon Global Funding Corp.                                   7.75%       12/1/2030               84           90,132
                                                                                                        --------------
TOTAL                                                                                                        8,014,154
                                                                                                        --------------

FOREIGN GOVERNMENT OBLIGATIONS 0.08%
Republic of South Africa(a)                                    6.50%        6/2/2014               70           71,838
                                                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 54.81%
Federal Home Loan Mortgage Corp.                               4.20%#       1/1/2034   $        1,142   $    1,108,339
Federal Home Loan Mortgage Corp. Gold(b)                       5.00%             TBA            3,515        3,393,072
Federal Home Loan Mortgage Corp. Gold(b)                       5.50%             TBA           11,945       11,641,416
Federal Home Loan Mortgage Corp. Gold(b)                       6.50%             TBA            1,500        1,514,063
Federal Home Loan Mortgage Corp. A13484                        7.00%        9/1/2033               24           25,036
Federal Home Loan Mortgage Corp. B15593                        5.50%        7/1/2019              413          406,791
Federal Home Loan Mortgage Corp. B18275                        5.00%        4/1/2020              599          579,032
Federal Home Loan Mortgage Corp. C63990                        7.00%        2/1/2032              149          152,526
Federal Home Loan Mortgage Corp. C67868                        7.00%        6/1/2032               14           14,890
Federal Home Loan Mortgage Corp. G11742                        5.00%        7/1/2020              570          551,550
Federal Home Loan Mortgage Corp. G11769                        5.00%       10/1/2020              458          442,091
Federal Home Loan Mortgage Corp. G11870                        6.00%       10/1/2017              200          201,093
Federal Home Loan Mortgage Corp. G18110                        5.50%        4/1/2021            1,326        1,305,735
Federal Home Loan Mortgage Corp. J00986                        5.50%        1/1/2021              720          708,857
Federal Home Loan Mortgage Corp. J01162                        5.50%        2/1/2021              766          754,184
Federal Home Loan Mortgage Corp. J01305                        5.50%        3/1/2021              539          530,940
Federal Home Loan Mortgage Corp. J01430                        5.50%        3/1/2021              777          765,171
Federal National Mortgage Assoc.                              4.561%#       7/1/2035              625          617,284
Federal National Mortgage Assoc.                               4.64%        7/1/2015            1,186        1,107,189
Federal National Mortgage Assoc.                               5.50%        4/1/2033               78           75,629
Federal National Mortgage Assoc.                               5.50%        7/1/2033              232          224,512
Federal National Mortgage Assoc.                               5.50%       11/1/2033              514          497,406
Federal National Mortgage Assoc.                               5.50%        3/1/2034              570          551,518
Federal National Mortgage Assoc.                               5.50%        4/1/2034            1,444        1,396,044

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                               5.50%        5/1/2034   $          579   $      559,739
Federal National Mortgage Assoc.                               5.50%        9/1/2034            1,388        1,340,646
Federal National Mortgage Assoc.                               5.50%       11/1/2034              888          857,776
Federal National Mortgage Assoc.                               5.50%        2/1/2035            1,969        1,901,685
Federal National Mortgage Assoc.                               5.50%        3/1/2035              963          928,210
Federal National Mortgage Assoc.                               5.50%        3/1/2035              388          373,705
Federal National Mortgage Assoc.                               5.50%        7/1/2035            2,132        2,055,099
Federal National Mortgage Assoc.                               5.50%        8/1/2035            1,033          996,294
Federal National Mortgage Assoc.                               5.50%       10/1/2035            1,541        1,485,655
Federal National Mortgage Assoc.                               5.50%        1/1/2036            1,130        1,089,381
Federal National Mortgage Assoc.                               5.50%        3/1/2036            1,106        1,065,386
Federal National Mortgage Assoc.                               5.50%        4/1/2036            3,756        3,619,176
Federal National Mortgage Assoc.(b)                            6.50%             TBA            2,395        2,414,459
Federal National Mortgage Assoc.                               6.50%        1/1/2036            1,401        1,414,729
                                                                                                        --------------
TOTAL                                                                                                       48,666,308
                                                                                                        --------------

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.87%
Banc of America Commercial Mortgage, Inc. 2004-2 A1           2.764%      11/10/2038              650          624,874
Banc of America Commercial Mortgage, Inc. 2005-1 A2            4.64%      11/10/2042            1,070        1,055,000
Banc of America Commercial Mortgage, Inc. 2005-2 A2           4.247%       7/10/2043              390          382,217
Banc of America Commercial Mortgage, Inc. 2005-5 A4           5.115%#     10/10/2045              630          597,850
Banc of America Commercial Mortgage, Inc. 2005-6 ASB          5.182%#      9/10/2047              580          561,315
Bear Stearns Commercial Mortgage Securities, Inc.
2003-T12 A1                                                    2.96%       8/13/2039              817          787,341
Bear Stearns Commercial Mortgage Securities, Inc.
2005-PW10 AAB                                                 5.382%      12/11/2040            1,590        1,553,263
Bear Stearns Commercial Mortgage Securities, Inc.
2005-PWR7 A1                                                  4.386%       2/11/2041              191          187,772
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 A4                                                   5.226%#      7/15/2044              770          741,058
Citigroup/Deutsche Bank Commercial Mortgage Trust
2006-CD2 AAB                                                  5.392%#      1/15/2046            1,445        1,416,850
Commercial Mortgage Pass-Through Certificate
2005 C6 A5A                                                   5.116%#      6/10/2044              975          925,677

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.
2004-C1 A1                                                    2.254%       1/15/2037   $          383   $      373,770
Greenwich Capital Commercial Funding Corp.
2004-GG1 A2                                                   3.835%       6/10/2036              338          329,973
Greenwich Capital Commercial Funding Corp.
2005-GG5 A5                                                   5.224%#      4/10/2037              580          553,957
GS Mortgage Securities Corp. II 2003-C1 A2A                    3.59%       1/10/2040              395          384,193
GS Mortgage Securities Corp. II 2006-GG6 AAB                  5.587%#      4/10/2038            1,070        1,055,708
JPMorgan Chase Commercial Mortgage Securities Corp.
2002-C1 A2                                                    4.914%       7/12/2037              150          147,395
JPMorgan Chase Commercial Mortgage Securities Corp.
2003-C1 A1                                                    4.275%       1/12/2037              890          857,403
LB-UBS Commercial Mortgage Trust 2004-C1 A1                   2.964%       1/15/2029            1,276        1,222,022
LB-UBS Commercial Mortgage Trust 2005-C1 A2                    4.31%       2/15/2030              500          478,820
Merrill Lynch Mortgage Trust 2005-CKI1 A1                     5.077%      11/12/2037              211          208,578
Merrill Lynch Mortgage Trust 2005-CKI1 A6                     5.245%#     11/12/2037              835          804,150
Merrill Lynch Mortgage Trust 2005-LC1 ASB                     5.282%#      1/12/2044              110          107,029
Morgan Stanley Capital I 2004-IQ7 A1                           4.03%       6/15/2038              939          913,844
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2            3.894%      11/15/2035              550          530,050
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4           5.196%#     10/15/2044              935          897,972
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1            4.43%       3/15/2042              853          836,292
                                                                                                        --------------
TOTAL                                                                                                       18,534,373
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS 18.13%
U.S. Treasury Bond                                             5.25%       2/15/2029              735          727,593
U.S. Treasury Note                                             3.50%      12/15/2009            2,155        2,050,534
U.S. Treasury Note                                             4.25%       8/15/2013            2,381        2,261,486
U.S. Treasury Note                                            4.375%      12/15/2010              936          911,357
U.S. Treasury Note                                            4.875%       2/15/2012            9,838        9,761,145
U.S. Treasury Strips                                    Zero Coupon        8/15/2020              831          388,750
                                                                                                        --------------
TOTAL                                                                                                       16,100,865
                                                                                                        --------------
TOTAL LONG-TERM INVESTMENTS (cost $101,784,454)                                                            100,429,722
                                                                                                        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CORE FIXED INCOME FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                                                               AMOUNT
INVESTMENTS                                                                                     (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 21.53%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006, 4.95% due 6/1/2006 with
J.P. Morgan Chase & Co. collateralized by $19,351,000 of
Federal National Mortgage Assoc. at 4.875% due 8/27/2007;
value: $19,485,086; proceeds: $19,116,628 (cost $19,114,000)                           $       19,114   $   19,114,000
                                                                                                        ==============
TOTAL INVESTMENTS IN SECURITIES 134.63%
(cost $120,898,454)                                                                                        119,543,722
                                                                                                        ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (34.63%)                                                    (30,748,637)
                                                                                                        ==============
NET ASSETS 100.00%                                                                                      $   88,795,085
                                                                                                        ==============

 # Variable rate security. The interest rate represents the rate at May 31, 2006.
(a)  Foreign security traded in U.S. dollars.
(b) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 113.25%
ASSET-BACKED SECURITIES 7.58%
American Express Credit Account Master Trust
2003-3 A                                                      5.191%#     11/15/2010   $          500   $      501,245
American Express Credit Account Master Trust
2003-4 A                                                       1.69%       1/15/2009            2,385        2,383,081
AmeriCredit Auto Receivables Trust 2006-1 A3                   5.11%       10/6/2010            2,260        2,244,854
Bank One Issuance Trust 2003-A9 A9                             3.86%       6/15/2011              480          464,135
BMW Vehicle Owner Trust 2005-A A3                              4.04%       2/25/2009            2,800        2,771,014
Capital Auto Receivables Asset Trust 2006-1 A3                 5.03%      10/15/2009              330          327,753
Capital One Multi-Asset Execution Trust 2003-A6                2.95%       8/17/2009            1,000          992,262
Centex Home Equity 2005-A AV1                                 5.201%#      8/25/2027               38           38,125
Chase Credit Card Master Trust 2004-2 A                       5.121%#      9/15/2009              390          390,342
Chase Issuance Trust 2005-A1 A1                               5.091%#     12/15/2010            2,254        2,255,713
Citibank Credit Card Issuance Trust 2001-A6                    5.65%       6/16/2008              700          700,470
Citibank Credit Card Issuance Trust 2002-A1                    4.95%        2/9/2009            2,050        2,044,500
Citibank Credit Card Issuance Trust 2004-A1                    2.55%       1/20/2009              850          835,743
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1            5.171%#      4/25/2034              430          430,525
Countrywide Asset-Backed Certificates 2006-6 2A1              5.151%#      9/25/2036            4,657        4,659,853
Daimler Chrysler Auto Trust 2005-A A3                          3.49%       12/8/2008            1,280        1,266,273
Daimler Chrysler Auto Trust 2005-B A3                          4.04%        9/8/2009              860          848,939
First Franklin Mortgage Loan Asset-Backed
Certificates 2005-FF9 A2                                      5.201%#     10/25/2035              648          648,197
Ford Credit Auto Owner Trust 2005-A A3                         3.48%      11/15/2008            1,250        1,237,196
Ford Credit Auto Owner Trust 2005-B A3                         4.17%       1/15/2009            3,050        3,020,501
Ford Credit Auto Owner Trust 2005-B B                          4.64%       4/15/2010              525          513,846
Honda Auto Receivables Owner Trust 2004-1 A3                   2.40%       2/21/2008              795          787,788
Household Affinity Credit Card Master Note Trust I
2003-3 A                                                      5.141%#      8/15/2008            1,462        1,463,132
MBNA Credit Card Master Note Trust 2002-A1                     4.95%       6/15/2009            1,565        1,563,446
MBNA Credit Card Master Note Trust 2002-A13 A                 5.211%#      5/17/2010              612          613,569
MBNA Master Credit Card Trust 1999-L A                        5.331%#      3/16/2009              500          500,813
Residential Asset Mortgage Products, Inc.
2005-RZ2 AI1                                                  5.201%#      5/25/2035              560          560,267

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Residential Asset Securities Corp. 2005-KS1 A1                5.191%#      4/25/2025   $           67   $       66,963
Residential Asset Securities Corp. 2005-KS7 A1                5.181%#      8/25/2035              130          130,246
Residential Funding Mortgage Securities
2005-HS1 AI1                                                  5.201%#      9/25/2035              570          568,715
Target Credit Card Master Trust 2002-1 A                      5.085%#      6/27/2011              765          766,513
Toyota Auto Receivables Owner Trust 2003-B A3                 5.111%#      8/15/2007              190          189,851
USAA Auto Owner Trust 2004-2 A3                                3.03%       6/16/2008              819          812,596
USAA Auto Owner Trust 2004-3 A3                                3.16%       2/17/2009              543          537,247
USAA Auto Owner Trust 2005-2 A3                                4.00%      12/15/2009            1,780        1,753,710
                                                                                                        --------------
TOTAL                                                                                                       38,889,423
                                                                                                        --------------

CORPORATE BONDS 12.98%
Airgas, Inc.                                                   7.75%       9/15/2006            1,725        1,737,936
Allied Waste North America, Inc                               6.375%       4/15/2011              945          915,469
Amerada Hess Corp.                                            7.875%       10/1/2029              635          712,978
ArvinMeritor, Inc.                                             8.75%        3/1/2012              470          474,700
AT&T Broadband Corp.                                          9.455%      11/15/2022            1,346        1,666,286
AT&T Corp.                                                     7.30%      11/15/2011              900          962,778
Centerpoint Energy, Inc.                                       7.25%        9/1/2010            1,062        1,112,637
Chemtura Corp.                                                6.875%        6/1/2016              368          358,800
Chesapeake Energy Corp.                                        6.25%       1/15/2018              855          799,425
Citigroup, Inc.                                                5.30%        1/7/2016            2,607        2,501,693
Comcast Corp.                                                  5.85%       1/15/2010              840          841,371
Commonwealth Edison Co.                                        6.95%       7/15/2018            1,038        1,060,921
Consolidated Natural Gas Co.                                  6.625%       12/1/2008              571          583,024
Corn Products Int'l., Inc.                                     8.45%       8/15/2009            1,061        1,137,782
Corning, Inc.                                                  5.90%       3/15/2014              275          272,666
Corning, Inc.                                                  6.05%       6/15/2015              540          525,064
Cox Communications, Inc.                                       7.75%       11/1/2010            1,185        1,260,148
Deutsche Telekom Int'l Finance B.V. (Germany)(a)               8.00%       6/15/2010            1,294        1,398,435
Duke Energy Field Services Corp.                              7.875%       8/16/2010            1,238        1,331,995
Dun & Bradstreet Corp. (The)                                   5.50%       3/15/2011              635          626,956
EMBARQ Corp.                                                  7.082%        6/1/2016              630          631,867
Enterprise Products Operating L.P.                            4.625%      10/15/2009            1,048        1,004,877
Enterprise Products Operating L.P.                             6.65%      10/15/2034            1,571        1,487,753
Exelon Corp.                                                   4.45%       6/15/2010            1,371        1,308,791
FirstEnergy Corp.                                              6.45%      11/15/2011            1,086        1,110,536

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                      7.00%       5/15/2008   $        1,333   $    1,356,629
Ford Motor Credit Co.                                          4.95%       1/15/2008              592          555,138
France Telecom S.A. (France)(a)                                7.75%        3/1/2011            1,241        1,341,613
General Mills, Inc.                                           5.125%       2/15/2007            1,426        1,423,191
General Motors Corp.                                          8.375%       7/15/2033              404          308,555
Glatfelter (P.H.) Co.+                                        7.125%        5/1/2016              225          225,000
Goodrich (B.F.) Co.                                            6.60%       5/15/2009              969          993,581
Harrah's Operating Co., Inc.                                   8.00%        2/1/2011            1,359        1,460,130
Hornbeck Offshore Services, Inc.                              6.125%       12/1/2014              505          473,437
Household Finance Corp.                                        5.75%       1/30/2007              410          411,096
John Deere Capital Corp.                                       5.40%        4/7/2010              755          748,842
Kinder Morgan Energy Partners, L.P.                           5.125%      11/15/2014            1,926        1,750,634
Lubrizol Corp. (The)                                          4.625%       10/1/2009              878          847,964
MeadWestvaco Corp.                                             8.20%       1/15/2030            1,099        1,180,680
Mediacom Broadband LLC/Corp.                                   8.50%      10/15/2015              935          916,300
MGM Mirage, Inc.                                               6.75%        9/1/2012            1,140        1,125,750
Monongahela Power Co.                                          7.36%       1/15/2010            1,640        1,723,178
Nevada Power Co.+                                              6.65%        4/1/2036              505          482,976
Noranda, Inc. (Canada)(a)                                      6.20%       6/15/2035            1,266        1,109,106
Northwest Pipeline Corp.                                      8.125%        3/1/2010            1,160        1,223,800
Peabody Energy Corp.                                          5.875%       4/15/2016            1,305        1,229,963
Phelps Dodge Corp.                                             9.50%        6/1/2031              375          476,158
Quicksilver Resources, Inc.                                   7.125%        4/1/2016              895          859,200
Qwest Corp.                                                   7.625%       6/15/2015              755          771,987
Reliant Energy, Inc.                                           9.25%       7/15/2010              470          476,463
Rogers Wireless, Inc. (Canada)(a)                              7.25%      12/15/2012              555          561,937
SBC Communications, Inc.                                       5.30%      11/15/2010            1,416        1,389,803
Scholastic Corp.                                               5.75%       1/15/2007            1,585        1,584,510
Six Flags, Inc.                                               8.875%        2/1/2010              690          690,000
Sprint Capital Corp.                                          7.625%       1/30/2011            1,046        1,121,130
Sprint Capital Corp.                                           8.75%       3/15/2032            1,160        1,415,709
Telecom Italia Capital SpA (Italy)(a)                         6.375%      11/15/2033              703          642,858
TELUS Corp. (Canada)(a)                                        7.50%        6/1/2007              470          478,416
Tennessee Gas Pipeline Co.                                     6.00%      12/15/2011              138          131,790
Time Warner, Inc.                                             7.625%       4/15/2031            1,579        1,685,347
Tronox Worldwide LLC/Finance+                                  9.50%       12/1/2012              740          771,450
Tyco Int'l., Ltd. S.A. (Bermuda)(a)                            6.00%      11/15/2013              313          310,336
United Air Lines, Inc.(b)                                     6.831%        9/1/2008              650          624,406
UnitedHealth Group, Inc.                                      3.375%       8/15/2007            1,582        1,543,635
Verizon Global Funding Corp.                                   7.25%       12/1/2010            2,824        2,975,022

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.                                   7.75%       12/1/2030   $          514   $      551,524
Wabtec Corp.                                                  6.875%       7/31/2013              840          831,600
                                                                                                        --------------
TOTAL                                                                                                       66,605,732
                                                                                                        --------------

FOREIGN GOVERNMENT OBLIGATIONS 0.29%
Republic of Argentina(a)                                       3.00%#      4/30/2013              543          443,486
Republic of South Africa(a)                                    6.50%        6/2/2014              460          472,075
Republic of Turkey(a)                                          8.00%       2/14/2034              570          567,862
                                                                                                        --------------
TOTAL                                                                                                        1,483,423
                                                                                                        --------------

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 51.61%
Federal Home Loan Mortgage Corp.                               4.20%#       1/1/2034            6,773        6,575,909
Federal Home Loan Mortgage Corp. Gold(d)                       5.00%             TBA           17,665       17,052,236
Federal Home Loan Mortgage Corp. Gold(d)                       5.50%             TBA           70,260       68,514,047
Federal Home Loan Mortgage Corp. Gold(d)                       6.50%             TBA            8,600        8,680,625
Federal Home Loan Mortgage Corp. A13484                        7.00%        9/1/2033               53           54,244
Federal Home Loan Mortgage Corp. B15593                        5.50%        7/1/2019            1,147        1,130,471
Federal Home Loan Mortgage Corp. B17594                        5.50%        1/1/2020            1,343        1,322,610
Federal Home Loan Mortgage Corp. C01345                        7.00%        4/1/2032            1,164        1,194,200
Federal Home Loan Mortgage Corp. C63990                        7.00%        2/1/2032               64           66,096
Federal Home Loan Mortgage Corp. C66953                        7.00%        5/1/2032              318          326,252
Federal Home Loan Mortgage Corp. C77216                        7.00%        8/1/2032              123          126,439
Federal Home Loan Mortgage Corp. E00956                        6.00%        3/1/2016              912          918,690
Federal Home Loan Mortgage Corp. E01488                        5.00%       10/1/2018              126          122,384
Federal Home Loan Mortgage Corp. E01603                        5.00%        3/1/2019              354          343,151
Federal Home Loan Mortgage Corp. E78369                        6.00%        9/1/2013              651          650,945
Federal Home Loan Mortgage Corp. E83349                        6.00%        4/1/2016              649          654,020
Federal Home Loan Mortgage Corp. G11681                        5.00%        4/1/2020            1,820        1,760,027
Federal Home Loan Mortgage Corp. G11742                        5.00%        7/1/2020            3,201        3,096,413
Federal Home Loan Mortgage Corp. G11769                        5.00%       10/1/2020            2,563        2,475,711
Federal Home Loan Mortgage Corp. G11771                        6.00%        6/1/2020              148          149,425
Federal Home Loan Mortgage Corp. G11838                        6.00%        8/1/2020              322          324,058
Federal Home Loan Mortgage Corp. G18048                        5.00%        4/1/2020            3,451        3,332,555
Federal Home Loan Mortgage Corp. G18110                        5.50%        4/1/2021            6,421        6,323,277
Federal Home Loan Mortgage Corp. J00986                        5.50%        1/1/2021            3,682        3,626,824
Federal Home Loan Mortgage Corp. J01164                        5.50%        2/1/2021            1,977        1,946,546
Federal Home Loan Mortgage Corp. J01270                        5.50%        2/1/2021            6,373        6,275,253
Federal Home Loan Mortgage Corp. J01393                        5.50%        3/1/2021            2,878        2,834,388
Federal Home Loan Mortgage Corp. J01531                        5.50%        4/1/2021            4,165        4,101,291
Federal National Mortgage Assoc.                              4.561%#       7/1/2035            2,838        2,803,156

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                               4.64%        7/1/2015   $        5,664   $    5,286,827
Federal National Mortgage Assoc.(d)                            5.50%             TBA            2,150        2,070,719
Federal National Mortgage Assoc.                               5.50%        7/1/2033              438          423,762
Federal National Mortgage Assoc.                               5.50%        1/1/2034              326          315,388
Federal National Mortgage Assoc.                               5.50%        3/1/2034            1,433        1,386,254
Federal National Mortgage Assoc.                               5.50%        4/1/2034           10,077        9,749,779
Federal National Mortgage Assoc.                               5.50%        5/1/2034              497          480,775
Federal National Mortgage Assoc.                               5.50%        9/1/2034            8,349        8,064,303
Federal National Mortgage Assoc.                               5.50%       11/1/2034            3,721        3,594,060
Federal National Mortgage Assoc.                               5.50%       12/1/2034            1,065        1,029,091
Federal National Mortgage Assoc.                               5.50%        2/1/2035           11,089       10,713,441
Federal National Mortgage Assoc.                               5.50%        3/1/2035            3,037        2,927,763
Federal National Mortgage Assoc.                               5.50%        7/1/2035            6,385        6,155,533
Federal National Mortgage Assoc.                               5.50%        8/1/2035            4,824        4,651,052
Federal National Mortgage Assoc.                               5.50%       10/1/2035           10,550       10,170,512
Federal National Mortgage Assoc.                               5.50%        1/1/2036            2,935        2,829,501
Federal National Mortgage Assoc.                               5.50%        2/1/2036            1,239        1,194,139
Federal National Mortgage Assoc.                               5.50%        4/1/2036           19,671       18,951,241
Federal National Mortgage Assoc.                               5.50%        5/1/2036            2,400        2,312,091
Federal National Mortgage Assoc.(d)                            6.50%             TBA           13,700       13,811,313
Federal National Mortgage Assoc.                               6.50%        8/1/2032              255          257,931
Federal National Mortgage Assoc.                               6.50%        6/1/2033              628          635,869
Federal National Mortgage Assoc.                               6.50%       12/1/2034              866          875,849
Federal National Mortgage Assoc.                               6.50%        4/1/2035              281          284,421
Federal National Mortgage Assoc.                               6.50%        1/1/2036            9,727        9,822,139
Federal National Mortgage Assoc.                              7.121%        7/1/2006                1              560
                                                                                                        --------------
TOTAL                                                                                                      264,775,556
                                                                                                        --------------

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.71%
Banc of America Commercial Mortgage, Inc. 2004-1 A4            4.76%      11/10/2039              835          783,097
Banc of America Commercial Mortgage, Inc. 2004-2 A1           2.764%      11/10/2038            3,338        3,209,579
Banc of America Commercial Mortgage, Inc. 2004-5 A2           4.176%      11/10/2041              760          730,277
Banc of America Commercial Mortgage, Inc. 2005-1 A2            4.64%      11/10/2042            4,270        4,210,139
Banc of America Commercial Mortgage, Inc. 2005-2 A2           4.247%       7/10/2043            4,000        3,920,178
Banc of America Commercial Mortgage, Inc. 2005-3 A1           4.136%       7/10/2043            6,100        5,943,573

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc. 2005-5 A4           5.115%#     10/10/2045   $        5,400   $    5,124,433
Banc of America Commercial Mortgage, Inc. 2005-6 ASB          5.182%#      9/10/2047            1,450        1,403,287
Bear Stearns Commercial Mortgage Securities, Inc.
2003-T12 A1                                                    2.96%       8/13/2039            3,964        3,820,922
Bear Stearns Commercial Mortgage Securities, Inc.
2005-PW10 AAB                                                 5.382%      12/11/2040            5,720        5,587,838
Bear Stearns Commercial Mortgage Securities, Inc.
2005-PWR9 A1                                                  4.498%       9/11/2042            1,326        1,293,767
Bear Stearns Commercial Mortgage Securities, Inc.
2005-PWR9 A2                                                  4.735%       9/11/2042              700          677,789
Bear Stearns Commercial Mortgage Securities, Inc.
2005-T18 A2                                                   4.556%#      2/13/2042              534          516,823
Bear Stearns Commercial Mortgage Securities, Inc.
2006-T22 A2                                                   5.467%#      4/12/2038              330          328,886
Citigroup Commercial Mortgage 2005-C3 A4                       4.86%       5/15/2043              145          135,486
Citigroup/Deutsche Bank Commercial Mortgage Trust             5.362%#      1/15/2046              161          155,940
Citigroup/Deutsche Bank Commercial Mortgage Trust
2006-CD2 AAB                                                  5.392%#      1/15/2046           13,761       13,492,922
Citigroup/Deutsche Bank Commercial Mortgage Trust
2005-CD1 A4                                                   5.226%#      7/15/2044            5,060        4,869,807
Commercial Mortgage Pass-Through Certificate
2005 C6 A5A                                                   5.116%#      6/10/2044            9,035        8,577,943
Credit Suisse First Boston Mortgage Securities Corp.
2004-C1 A1                                                    2.254%       1/15/2037              801          780,765
Credit Suisse First Boston Mortgage Securities Corp.
2003-C5 A1                                                    3.093%      12/15/2036              446          430,437
Greenwich Capital Commercial Funding  Corp.
2004-GG1 A2                                                   3.835%       6/10/2036            2,069        2,021,086
Greenwich Capital Commercial Funding Corp.
2005-GG5 A5                                                   5.224%#      4/10/2037            2,865        2,736,355
Greenwich Capital Commercial Funding Corp.
2005-GG5 AAB                                                   5.19%#      4/10/2037            7,000        6,764,672
GS Mortgage Securities Corp. II 2003-C1 A2A                    3.59%       1/10/2040              450          437,688
GS Mortgage Securities Corp. II 2006-GG6 AAB                  5.587%#      4/10/2038            2,000        1,973,285
JP Morgan Chase Commercial Mortgage Securities Corp.
2005-CB13 A2                                                  5.247%       1/12/2043              550          541,702
JP Morgan Chase Commercial Mortgage Securities Corp.
2006-LDP6 AM                                                  5.525%#      4/15/2043              325          315,522
JPMorgan Chase Commercial Mortgage Securities Corp.
2002-C1 A2                                                    4.914%       7/12/2037            3,190        3,134,597

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                           INTEREST         MATURITY           AMOUNT
INVESTMENTS                                                    RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.
2003-C1 A1                                                    4.275%       1/12/2037   $        3,928   $    3,783,844
JPMorgan Chase Commercial Mortgage Securities Corp.
2004-C2 A3                                                    5.212%#      5/15/2041            3,000        2,898,316
JPMorgan Chase Commercial Mortgage Securities Corp.
2004-CB9 A1                                                   3.475%#      6/12/2041              912          878,915
LB-UBS Commercial Mortgage Trust 2003-C3 A1                   2.599%       5/15/2027            8,153        7,832,342
LB-UBS Commercial Mortgage Trust 2004-C1 A1                   2.964%       1/15/2029           10,226        9,790,382
Merrill Lynch Mortgage Trust 2004-MKB1 A2                     4.353%       2/12/2042            1,700        1,644,946
Merrill Lynch Mortgage Trust 2005-CKI1 A1                     5.077%      11/12/2037              613          606,773
Merrill Lynch Mortgage Trust 2005-CKI1 A6                     5.245%#     11/12/2037            2,460        2,369,112
Merrill Lynch Mortgage Trust 2005-LC1 ASB                     5.282%#      1/12/2044            1,600        1,556,793
Merrill Lynch Mortgage Trust 2005-MCP1 A2                     4.556%       6/12/2043            1,000          962,138
Merrill Lynch Mortgage Trust 2005-MKB2 A1                     4.446%       9/12/2042            2,243        2,194,968
Morgan Stanley Capital I 2003-IQ4 A1                           3.27%       5/15/2040              266          252,225
Morgan Stanley Capital I 2006-HQ8 A1                          5.124%       3/12/2044            2,116        2,093,307
Wachovia Bank Commercial Mortgage Trust 2004-C12 A1           3.404%       7/15/2041              682          659,840
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1            4.43%       3/15/2042            3,260        3,197,587
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4           5.196%#     10/15/2044            7,560        7,260,606
                                                                                                        --------------
TOTAL                                                                                                      131,900,889
                                                                                                        --------------
PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc.                           12.00%       8/15/2013                -(c)            86
                                                                                                        --------------

U.S. TREASURY OBLIGATIONS 15.08%
U.S. Treasury Bond                                             5.25%       2/15/2029            4,055        4,014,134
U.S. Treasury Note                                             3.50%      12/15/2009           10,781       10,258,380
U.S. Treasury Note                                             4.25%       8/15/2013            6,001        5,699,780
U.S. Treasury Note                                            4.375%      12/15/2010            6,395        6,226,632
U.S. Treasury Note                                            4.875%       2/15/2012           50,721       50,324,767
U.S. Treasury Strips                                    Zero Coupon        8/15/2020            1,850          865,449
                                                                                                        --------------
TOTAL                                                                                                       77,389,142
                                                                                                        --------------
TOTAL LONG-TERM INVESTMENTS (cost $588,058,964)                                                            581,044,251
                                                                                                        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TOTAL RETURN FUND MAY 31, 2006

                                                                                            PRINCIPAL
                                                                                               AMOUNT
INVESTMENTS                                                                                     (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 21.37%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 5/31/2006, 4.95% due 6/1/2006 with
J.P. Morgan Chase & Co. collateralized by $115,818,000 of
Federal Home Mortgage Loan Corp. at 4.50% due 7/15/2013;
value: $111,521,152; proceeds: $109,588,066                                            $      109,573   $  109,573,000

Repurchase Agreement dated 5/31/2006, 4.40% due 6/1/2006 with
State Street Bank & Trust Co. collateralized by $110,000 of
Federal Home Loan Mortgage Corp. at 4.25% due 5/23/2008;
value $107,938; proceeds: $101,867                                                                102          101,855
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(cost $109,674,855)                                                                                        109,674,855
                                                                                                        ==============
TOTAL INVESTMENTS IN SECURITIES 134.62%
(cost $697,733,819)                                                                                        690,719,106
                                                                                                        ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (34.62%)                                                            (177,642,841)
                                                                                                        ==============
NET ASSETS 100.00%                                                                                      $  513,076,265
                                                                                                        ==============

 # Variable rate security. The interest rate represents the rate at May 31, 2006.
 + Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)  Foreign security traded in U.S. dollars.
(b)  Defaulted Security.
(c)  Amount represents less than $1,000.
(d) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

TBA SALE COMMITMENT

                                                                                            PRINCIPAL
GOVERNMENT SPONSORED ENTERPRISES                           INTEREST         MATURITY           AMOUNT
PASS-THROUGH                                                   RATE             DATE            (000)            VALUE
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                               5.50%             TBA   $        1,540   $    1,483,213
                                                                                                        ==============
TOTAL (Proceeds $1,482,250)

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

                                                                    CORE FIXED              TOTAL
                                                                   INCOME FUND        RETURN FUND
ASSETS:
Investments in securities, at cost                             $   101,784,454    $   586,576,714
-------------------------------------------------------------------------------------------------
Investments in securities, at value                            $   100,429,722    $   579,561,038
Repurchase Agreements, at cost and value                            19,114,000        109,674,855
Cash                                                                    85,338                  -
Receivables:
  Interest                                                             635,189          3,871,788
  Investment securities sold                                         9,910,897         59,647,444
  Capital shares sold                                                  181,053          2,244,634
  From advisor                                                          34,424            103,083
Prepaid expenses and other assets                                       46,846             61,729
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       130,437,469        755,164,571
-------------------------------------------------------------------------------------------------
LIABILITIES:
Reverse repurchase agreement                                         9,526,395         48,144,962
TBA sale commitments, at fair value                                          -          1,483,213
Payables:
  Investment securities purchased                                   31,489,439        189,369,900
  Capital shares reacquired                                            131,884            548,603
  Management fee                                                        30,704            189,119
  12b-1 distribution fees                                               48,383            116,450
  Fund administration                                                    3,009             16,821
  Trustees' fees                                                        12,176             17,871
  To affiliate                                                               -             42,628
Distributions payable                                                  302,724          1,909,362
Accrued expenses and other liabilities                                  97,670            249,377
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   41,642,384        242,088,306
=================================================================================================
NET ASSETS                                                     $    88,795,085    $   513,076,265
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    92,525,800    $   529,800,843
Distributions in excess of net investment income                      (126,527)          (441,945)
Accumulated net realized loss on investments                        (2,249,456)        (9,266,957)
Net unrealized depreciation on investments                          (1,354,732)        (7,015,676)
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $    88,795,085    $   513,076,265
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    50,595,818    $   195,880,068
Class B Shares                                                 $    13,499,047    $    33,090,894
Class C Shares                                                 $    23,077,862    $    36,530,259
Class P Shares                                                 $     1,118,640    $     7,225,436
Class Y Shares                                                 $       503,718    $   240,349,608
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF AUTHORIZED
  SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                       4,933,660         19,360,056
Class B Shares                                                       1,319,921          3,274,016
Class C Shares                                                       2,259,633          3,613,805
Class P Shares                                                         108,706            711,097
Class Y Shares                                                          49,125         23,722,404
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         10.26    $         10.12
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                 $         10.77    $         10.62
Class B Shares-Net asset value                                 $         10.23    $         10.11
Class C Shares-Net asset value                                 $         10.21    $         10.11
Class P Shares-Net asset value                                 $         10.29    $         10.16
Class Y Shares-Net asset value                                 $         10.25    $         10.13
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                    CORE FIXED              TOTAL
                                                                   INCOME FUND        RETURN FUND
INVESTMENT INCOME:
Interest                                                       $     2,281,838    $    12,094,998
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              2,281,838         12,094,998
-------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                         198,975          1,043,711
12b-1 distribution plan-Class A                                         87,225            299,899
12b-1 distribution plan-Class B                                         70,180            171,902
12b-1 distribution plan-Class C                                        115,225            168,355
12b-1 distribution plan-Class P                                          2,152             11,691
Shareholder servicing                                                  115,233            308,268
Professional                                                            33,148             27,898
Reports to shareholders                                                 14,966             41,560
Fund administration                                                     17,687             92,774
Custody                                                                 17,777             33,670
Trustees' fees                                                           1,584              7,626
Registration                                                            37,062             62,345
Subsidy (See Note 3)                                                         -            195,883
Other                                                                    1,878              2,772
-------------------------------------------------------------------------------------------------
Gross expenses                                                         713,092          2,468,354
  Interest expense (See Note 2)                                         19,068             97,855
  Expense reductions (See Note 7)                                       (2,982)           (11,634)
  Expenses assumed by advisor (See Note 3)                            (192,136)          (530,501)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                           537,042          2,024,074
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                1,744,796         10,070,924
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and TBA sale
  commitments                                                       (1,447,099)        (6,202,370)
Net change in unrealized appreciation (depreciation) on
  investments                                                         (515,407)        (3,805,554)
=================================================================================================
NET REALIZED AND UNREALIZED LOSS                                    (1,962,506)       (10,007,924)
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $      (217,710)   $        63,000
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                    CORE FIXED              TOTAL
INCREASE IN NET ASSETS                                             INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                          $     1,744,796    $    10,070,924
Net realized gain (loss) on investments and TBA sale
  commitments                                                       (1,447,099)        (6,202,370)
Net change in unrealized appreciation (depreciation) on
  investments                                                         (515,407)        (3,805,554)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          (217,710)            63,000
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                           (1,070,024)        (3,697,574)
  Class B                                                             (256,254)          (637,166)
  Class C                                                             (420,025)          (619,483)
  Class P                                                              (20,094)          (110,686)
  Class Y                                                              (12,886)        (5,167,910)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (1,779,283)       (10,232,819)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   16,266,212        149,704,153
Reinvestment of distributions                                        1,419,656          8,986,174
Cost of shares reacquired                                          (11,549,650)       (35,529,223)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                       6,136,218        123,161,104
=================================================================================================
NET INCREASE IN NET ASSETS                                           4,139,225        112,991,285
=================================================================================================
NET ASSETS:
Beginning of period                                                 84,655,860        400,084,980
-------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $    88,795,085    $   513,076,265
=================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $      (126,527)   $      (441,945)
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                    CORE FIXED              TOTAL
INCREASE IN NET ASSETS                                             INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                          $     2,474,502    $    11,274,255
Net realized gain (loss) on investments on futures
  contracts, TBA sale commitments, and foreign currency
  related transactions                                                (148,928)          (878,829)
Net change in unrealized appreciation (depreciation) on
  investments, futures contracts, and translation of assets
  and liabilities denominated in foreign currency                   (1,160,343)        (4,691,792)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,165,231          5,703,634
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                           (1,620,158)        (4,487,606)
  Class B                                                             (456,814)        (1,145,507)
  Class C                                                             (604,010)          (810,623)
  Class P                                                              (18,849)           (83,820)
  Class Y                                                              (21,606)        (5,780,925)
Net realized gain
  Class A                                                              (42,799)          (552,423)
  Class B                                                              (16,275)          (209,836)
  Class C                                                              (17,848)          (131,910)
  Class P                                                                 (350)            (4,433)
  Class Y                                                                 (519)          (526,340)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (2,799,228)       (13,733,423)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   36,155,828        220,157,719
Reinvestment of distributions                                        2,174,268         11,770,351
Cost of shares reacquired                                          (18,083,003)       (45,256,161)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                      20,247,093        186,671,909
=================================================================================================
NET INCREASE IN NET ASSETS                                          18,613,096        178,642,120
=================================================================================================
NET ASSETS:
Beginning of year                                                   66,042,764        221,442,860
-------------------------------------------------------------------------------------------------
END OF YEAR                                                    $    84,655,860    $   400,084,980
=================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $       (92,040)   $      (280,050)
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                    CORE FIXED              TOTAL
INCREASE IN CASH                                                   INCOME FUND        RETURN FUND
CASH FLOWS USED FOR OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from
  operations                                                   $      (217,710)   $        63,000
=================================================================================================
  Adjustments to reconcile net increase (decrease) in net
    assets from operations to net cash used for operating
    activities:
=================================================================================================
Purchases of long-term portfolio investments                      (255,482,563)    (1,506,461,759)
Proceeds from disposition of long-term portfolio
investments and principal paydowns                                 242,890,564      1,331,499,114
Purchases of short-term portfolio investments, net                 (11,476,053)       (69,937,479)
Increase in interest receivable                                       (126,934)        (1,312,125)
Decrease in receivable for investments sold                          3,528,067         16,257,438
Decrease in receivable from advisor                                      4,898             48,857
Increase in prepaid expenses and other assets                          (13,515)           (17,790)
Increase in TBA sale commitments                                             -          1,482,250
Increase in payable for investments purchased                        4,854,597         55,487,642
Increase in management fee payable                                       2,849             47,734
Increase in 12b-1 distribution fee payable                               3,165             23,733
Increase in fund administration fee payable                                253              4,243
Increase in Trustees' fee payable                                          954              5,212
Decrease in payable to affiliate                                             -            (29,617)
Increase in accrued expenses and other liabilities                      11,633             35,739
Net premium amortization on investments                                 23,271            202,050
Unrealized (appreciation) depreciation on investments                  515,407          3,805,554
Net realized (gain) loss on investments and TBA sale
  commitments                                                        1,447,099          6,202,370
=================================================================================================
Net cash used for operating activities                             (14,034,018)      (162,593,834)
=================================================================================================
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES*:
Proceeds from shares sold                                           16,395,338        150,183,441
Payment on shares redeemed                                         (11,544,341)       (35,344,067)
Cash dividends paid                                                   (332,968)          (719,304)
Net borrowing (repayment) of reverse repurchase agreements           9,543,673         48,232,474
Purchase of mortgage dollar roll transactions                      (51,142,745)      (224,973,531)
Proceeds from sales of mortgage dollar roll transactions            51,200,399        225,214,821
=================================================================================================
Net cash provided by financing activities                           14,119,356        162,593,834
=================================================================================================

Net increase in cash                                                    85,338                  -
=================================================================================================
Cash at beginning of period                                                  -                  -
Cash at end of period                                          $        85,338   $              -
=================================================================================================

* NON CASH FINANCING ACTIVITIES NOT INCLUDED HEREIN CONSIST OF REINVESTMENT OF DISTRIBUTIONS OF $1,419,656 FOR CORE FIXED INCOME FUND AND $8,986,174 FOR TOTAL RETURN FUND

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND


                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED 11/30
                                       5/31/2006 --------------------------------------------------------------------------
                                      (UNAUDITED)          2005         2004            2003          2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                $     10.48        $ 10.68       $ 10.81        $ 10.74        $ 10.81        $ 10.91
                                      ===========        =======       =======        =======        =======        =======
Investment operations:
   Net investment income(a)                   .22(c)         .38(c)        .31(c)         .26            .43            .66
   Net realized and
     unrealized gain (loss)                  (.22)          (.16)          .08            .26            .24            .61
                                      -----------        -------       -------        -------        -------        -------
     Total from investment
       operations                               -            .22           .39            .52            .67           1.27
                                      -----------        -------       -------        -------        -------        -------
Distributions to shareholders from:
   Net investment income                     (.22)          (.41)         (.37)          (.38)          (.54)         (1.37)
   Net realized gain                            -           (.01)         (.15)          (.07)          (.20)             -
                                      -----------        -------       -------        -------        -------        -------
     Total distributions                     (.22)          (.42)         (.52)          (.45)          (.74)         (1.37)
                                      -----------        -------       -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD        $     10.26        $ 10.48       $ 10.68        $ 10.81        $ 10.74        $ 10.81
                                      ===========        =======       =======        =======        =======        =======
Total return(b)                               .02%(e)       2.10%         3.72%          4.84%          6.57%         12.64%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, excluding interest
     expense, including expense
     reductions and expenses
     assumed                                  .45%(e)        .90%         1.04%(d)       1.05%(d)        .70%(d)        .01%(d)
   Expenses, including expense
      reductions and expenses
      assumed                                 .47%(e)        .91%         1.04%(d)       1.05%           .70%           .01%
   Expenses, excluding expense
      reductions and expenses
      assumed                                 .69%(e)       1.34%         1.32%          1.32%          1.45%          1.77%
   Net investment income                     2.11%(e)       3.53%         2.92%          2.39%          4.06%          6.21%


                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED 11/30
                                       5/31/2006 --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005         2004            2003          2002           2001
===========================================================================================================================
  Net assets, end of period (000)     $    50,596       $ 47,029      $ 36,168       $ 38,464       $ 18,593       $  5,139
  Portfolio turnover rate                  258.21%(e)     416.16%       434.57%        425.46%        433.27%        641.36%
===========================================================================================================================

                     SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003           2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.46        $ 10.66       $ 10.79        $ 10.72        $ 10.82        $ 10.91
                                      ===========        =======       =======        =======        =======        =======
Investment operations:
  Net investment income(a)                    .19(c)         .31(c)        .25(c)         .19            .36            .61
  Net realized and
    unrealized gain (loss)                   (.23)          (.16)          .08            .27            .25            .66
                                      -----------        -------       -------        -------        -------        -------
    Total from investment
      operations                             (.04)           .15           .33            .46            .61           1.27
                                      -----------        -------       -------        -------        -------        -------
Distributions to shareholders from:
  Net investment income                      (.19)          (.34)         (.31)          (.32)          (.51)         (1.36)
  Net realized gain                             -           (.01)         (.15)          (.07)          (.20)             -
                                      -----------        -------       -------        -------        -------        -------
    Total distributions                      (.19)          (.35)         (.46)          (.39)          (.71)         (1.36)
                                      -----------        -------       -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD        $     10.23        $ 10.46       $ 10.66        $ 10.79        $ 10.72        $ 10.82
                                      ===========        =======       =======        =======        =======        =======
Total return(b)                              (.40)%(e)      1.44%         3.13%          4.26%          5.95%         12.57%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    Expense, including expense
    reductions and expenses
    assumed                                   .77%(e)       1.55%         1.65%(d)       1.65%(d)       1.29%(d)        .45%(d)
  Expenses, including expense
    reductions and expenses
    assumed                                   .79%(e)       1.56%         1.65%          1.65%          1.29%           .45%
  Expenses, excluding expense
    reductions and expenses
    assumed                                  1.01%(e)       1.95%         1.93%          1.95%          2.04%          2.21%
  Net investment income                      1.78%(e)       2.89%         2.31%          1.76%          3.47%          5.77%

                                       SIX MONTHS
                                          ENDED                                   YEAR ENDED 11/30
                                       5/31/2006 --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005         2004            2003          2002           2001
===========================================================================================================================
  Net assets, end of period (000)     $    13,499       $ 13,932      $ 14,054       $ 15,745       $ 12,485       $ 1,642
  Portfolio turnover rate                  258.21%(e)     416.16%       434.57%        425.46%        433.27%        641.36%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                             SIX MONTHS
                                               ENDED                                   YEAR ENDED 11/30
                                              5/31/2006         -----------------------------------------------------------
                                             (UNAUDITED)          2005          2004          2003        2002       2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $     10.44        $ 10.64       $ 10.77       $ 10.70     $ 10.79     $ 10.91
                                             ===========        =======       =======       =======     =======     =======
Investment operations:
  Net investment income(a)                           .18(c)         .31(c)        .25(c)        .19         .36         .61
  Net realized and
    unrealized gain (loss)                          (.22)          (.16)          .08           .26         .26         .64
                                             -----------        -------       -------       -------     -------     -------
    Total from investment
      operations                                    (.04)           .15           .33           .45         .62        1.25
                                             -----------        -------       -------       -------     -------     -------
Distributions to shareholders from:
  Net investment income                             (.19)          (.34)         (.31)         (.31)       (.51)      (1.37)
  Net realized gain                                    -           (.01)         (.15)         (.07)       (.20)          -
                                             -----------        -------       -------       -------     -------     -------
    Total distributions                             (.19)          (.35)         (.46)         (.38)       (.71)      (1.37)
                                             -----------        -------       -------       -------     -------     -------
NET ASSET VALUE, END OF PERIOD               $     10.21        $ 10.44       $ 10.64       $ 10.77     $ 10.70     $ 10.79
                                             ===========        =======       =======       =======     =======     =======
Total return(b)                                     (.41)%(e)      1.43%         3.13%         4.24%       6.06%      12.42%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    Expense, including expense
    reductions and expenses
    assumed                                          .77%(e)       1.55%         1.65%(d)      1.65%(d)    1.29%(d)     .53%(d)
  Expenses, including expense
    reductions and expenses
    assumed                                          .79%(e)       1.56%         1.65%         1.65%       1.29%        .53%
  Expenses, excluding expense
    reductions and expenses
    assumed                                         1.01%(e)       1.95%         1.93%         1.92%       2.04%       2.29%
  Net investment income                             1.78%(e)       2.89%         2.31%         1.79%       3.47%       5.69%

                                  SIX MONTHS
                                     ENDED                                   YEAR ENDED 11/30
                                   5/31/2006         ------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2005          2004          2003          2002         2001
=======================================================================================================================
  Net assets, end of period (000) $     23,078       $   22,487    $   15,098    $   16,289    $    6,464    $      846
  Portfolio turnover rate               258.21%(e)       416.16%       434.57%       425.46%       433.27%       641.36%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED 11/30
                                       5/31/2006         -----------------------------------------------------------------
                                      (UNAUDITED)          2005          2004          2003           2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.52        $ 10.72        $ 10.86       $ 10.78        $ 10.83        $ 10.91
                                      ===========        =======        =======       =======        =======        =======
Investment operations:
  Net investment income(a)                    .21(c)         .37(c)         .32(c)        .25            .46            .64
  Net realized and
    unrealized gain (loss)                   (.22)          (.16)           .06           .27            .22            .65
                                      -----------        -------        -------       -------        -------        -------
    Total from investment
      operations                             (.01)           .21            .38           .52            .68           1.29
                                      -----------        -------        -------       -------        -------        -------
Distributions to shareholders from:
  Net investment income                      (.22)          (.40)          (.37)         (.37)          (.53)         (1.37)
  Net realized gain                             -           (.01)          (.15)         (.07)          (.20)             -
                                      -----------        -------        -------       -------        -------        -------
    Total distributions                      (.22)          (.41)          (.52)         (.44)          (.73)         (1.37)
                                      -----------        -------        -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD        $     10.29        $ 10.52        $ 10.72       $ 10.86        $ 10.78        $ 10.83
                                      ===========        =======        =======       =======        =======        =======
Total return(b)                              (.12)%(e)      1.99%          3.62%         4.79%          6.59%         12.84%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    Expense, including expense
    reductions and expenses
    assumed                                   .50%(e)       1.00%          1.10%(d)      1.10%(d)        .68%(d)        .24%(d)
  Expenses, including expense
    reductions and expenses
    assumed                                   .52%(e)       1.01%          1.10%         1.10%           .68%           .24%
  Expenses, excluding expense
    reductions and expenses
    assumed                                   .74%(e)       1.42%          1.42%         1.37%          1.43%          2.00%
  Net investment income                      2.06%(e)       3.46%          2.96%         2.34%          4.08%          6.06%

                                  SIX MONTHS
                                     ENDED                                   YEAR ENDED 11/30
                                   5/31/2006         ------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2005          2004          2003          2002         2001
=======================================================================================================================
 Net assets, end of period (000)  $      1,118       $      687    $      278    $        6    $        2    $        2
 Portfolio turnover rate                258.21%(e)       416.16%       434.57%       425.46%       433.27%       641.36%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CORE FIXED INCOME FUND

                                   SIX MONTHS
                                     ENDED                                        YEAR ENDED 11/30
                                    5/31/2006        ---------------------------------------------------------------------------
                                   (UNAUDITED)          2005            2004             2003            2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD             $      10.48       $    10.68       $    10.82       $    10.75      $    10.80     $    10.90
                                  ============       ==========       ==========       ==========      ==========     ==========
Investment operations:                     .24(c)           .42(c)           .39(c)           .32             .49            .66
  Net investment income(a)
  Net realized and
    unrealized gain (loss)                (.23)            (.16)             .05              .24             .22            .61
                                  ------------       ----------       ----------       ----------      ----------     ----------
    Total from investment
      operations                           .01              .26              .44              .56             .71           1.27
                                  ------------       ----------       ----------       ----------      ----------     ----------
Distributions to shareholders from:
  Net investment income                   (.24)            (.45)            (.43)            (.42)           (.56)         (1.37)
  Net realized gain                          -             (.01)            (.15)            (.07)           (.20)             -
                                  ------------       ----------       ----------       ----------      ----------     ----------
    Total distributions                   (.24)            (.46)            (.58)            (.49)           (.76)         (1.37)
                                  ------------       ----------       ----------       ----------      ----------     ----------
NET ASSET VALUE, END OF PERIOD    $      10.25       $    10.48       $    10.68       $    10.82      $    10.75     $    10.80
                                  ============       ==========       ==========       ==========      ==========     ==========
Total return(b)                            .10%(e)         2.46%            4.20%            5.28%           6.96%         12.65%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    Expense, including expense
    reductions and expenses
    assumed                                .27%(e)          .55%             .63%(d)          .65%(d)         .37%(d)        .00%(d)
  Expenses, including expense
    reductions and expenses
    assumed                                .29%(e)          .56%             .63%             .65%            .37%           .00%
  Expenses, excluding expense
    reductions and expenses
    assumed                                .51%(e)          .95%            1.14%             .92%           1.12%          1.76%
  Net investment income                   2.28%(e)         3.89%            3.66%            2.79%+          4.39%          6.22%

                                  SIX MONTHS
                                     ENDED                                   YEAR ENDED 11/30
                                   5/31/2006  -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2005          2004          2003          2002         2001
=======================================================================================================================
 Net assets, end of period (000)  $        504       $      521    $      445    $        2    $    8,376    $    6,409
 Portfolio turnover rate                258.21%(e)       416.16%       434.57%       425.46%       433.27%       641.36%
=======================================================================================================================

 +    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest Expense is less than $.01.
(d)  Interest Expense is less than .01%.
(e)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
                                      (UNAUDITED)          2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.32        $  10.55       $  10.64        $  10.44        $  10.47        $  10.43
                                      ===========        ========       ========        ========        ========        ========
Investment operations:
  Net investment income(a)                    .22(c)          .38(c)         .33(c)          .29             .44             .58
  Net realized and
    unrealized gain (loss)                   (.20)           (.13)           .11             .32             .18             .66
                                      -----------        --------       --------        --------        --------        --------
    Total from investment
      operations                              .02             .25            .44             .61             .62            1.24
                                      -----------        --------       --------        --------        --------        --------
Distributions to shareholders from:
  Net investment income                      (.22)           (.42)          (.38)           (.41)           (.55)          (1.20)
  Net realized gain                             -            (.06)          (.15)              -            (.10)              -
                                      -----------        --------       --------        --------        --------        --------
    Total distributions                      (.22)           (.48)          (.53)           (.41)           (.65)          (1.20)
                                      -----------        --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD        $     10.12        $  10.32       $  10.55        $  10.64        $  10.44        $  10.47
                                      ===========        ========       ========        ========        ========        ========
Total Return(b)                               .21%(e)        2.37%          4.25%           5.88%           6.14%          12.79%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .45%(e)         .90%          1.03%(d)        1.06%(d)         .73%(d)         .14%(d)
  Expenses, including expense
    reductions and expenses assumed           .47%(e)         .91%          1.03%           1.06%            .73%            .14%
  Expenses, excluding expense
    reductions and expenses assumed           .59%(e)        1.19%          1.27%           1.31%           1.40%           1.11%
  Net investment income                      2.12%(e)        3.61%          3.09%           2.77%           4.28%           5.62%

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005           2004            2003            2002            2001
================================================================================================================================
  Net assets, end of period (000)     $   195,880       $ 146,376      $  89,186       $  61,744       $  36,691       $  14,068
  Portfolio turnover rate                  260.29%(e)      420.64%        390.93%         394.73%         419.92%         720.60%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 ------------------------------------------------------------------------------
                                      (UNAUDITED)          2005           2004            2003            2002           2001
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.31        $  10.54       $  10.63        $  10.44        $  10.49       $  10.44
                                      ===========        ========       ========        ========        ========       ========
Investment operations:
  Net investment income(a)                    .19(c)          .31(c)         .26(c)          .23             .38            .54
  Net realized and
    unrealized gain (loss)                   (.20)           (.13)           .11             .31             .18            .71
                                      -----------        --------       --------        --------        --------       --------
    Total from investment
      operations                             (.01)            .18            .37             .54             .56           1.25
                                      -----------        --------       --------        --------        --------       --------
Distributions to shareholders from:
  Net investment income                      (.19)           (.35)          (.31)           (.35)           (.51)         (1.20)
  Net realized gain                             -            (.06)          (.15)              -            (.10)             -
                                      -----------        --------       --------        --------        --------       --------
    Total distributions                      (.19)           (.41)          (.46)           (.35)           (.61)         (1.20)
                                      -----------        --------       --------        --------        --------       --------
NET ASSET VALUE, END OF PERIOD        $     10.11        $  10.31       $  10.54        $  10.63        $  10.44       $  10.49
                                      ===========        ========       ========        ========        ========       ========
Total Return(b)                              (.11)%(e)       1.73%          3.61%           5.19%           5.59%         12.82%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .77%(e)        1.55%          1.65%(d)        1.65%(d)        1.26%(d)         .48%(d)
  Expenses, including expense
    reductions and expenses assumed           .79%(e)        1.56%          1.65%           1.65%           1.26%           .48%
  Expenses, excluding expense
    reductions and expenses assumed           .91%(e)        1.83%          1.88%           1.94%           1.93%          1.45%
  Net investment income                      1.81%(e)        2.97%          2.48%           2.14%           3.75%          5.29%

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005           2004            2003            2002            2001
================================================================================================================================
  Net assets, end of period (000)     $    33,091        $ 34,254       $ 34,319        $ 35,791        $ 29,982        $  9,093
  Portfolio turnover rate                  260.29%(e)      420.64%        390.93%         394.73%         419.92%         720.60%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
                                      (UNAUDITED)          2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.32        $  10.54       $  10.64        $  10.44        $  10.48        $  10.44
                                      ===========        ========       ========        ========        ========        ========
Investment operations:
  Net investment income(a)                    .18(c)          .31(c)         .26(c)          .23             .39             .54
  Net realized and
    unrealized gain (loss)                   (.20)           (.12)           .10             .32             .18             .69
                                      -----------        --------       --------        --------        --------        --------
    Total from investment
      operations                             (.02)            .19            .36             .55             .57            1.23
                                      -----------        --------       --------        --------        --------        --------
Distributions to shareholders from:
  Net investment income                      (.19)           (.35)          (.31)           (.35)           (.51)          (1.19)
  Net realized gain                             -            (.06)          (.15)              -            (.10)              -
                                      -----------        --------       --------        --------        --------        --------
    Total distributions                      (.19)           (.41)          (.46)           (.35)           (.61)          (1.19)
                                      -----------        --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD        $     10.11        $  10.32       $  10.54        $  10.64        $  10.44        $  10.48
                                      ===========        ========       ========        ========        ========        ========
Total Return(b)                              (.22)%(e)       1.81%          3.50%           5.28%           5.69%          12.67%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .77%(e)        1.55%          1.65%(d)        1.65%(d)        1.20%(d)         .55%(d)
  Expenses, including expense
    reductions and expenses assumed           .79%(e)        1.56%          1.65%           1.65%           1.20%            .55%
  Expenses, excluding expense
    reductions and expenses assumed           .91%(e)        1.83%          1.88%           1.90%           1.87%           1.52%
  Net investment income                      1.81%(e)        2.97%          2.47%           2.18%           3.81%           5.22%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005           2004            2003            2002            2001
================================================================================================================================
  Net assets, end of period (000)     $    36,530        $ 30,352       $ 21,460        $ 19,706        $ 16,379        $  5,526
  Portfolio turnover rate                  260.29%(e)      420.64%        390.93%         394.73%         419.92%         720.60%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
                                      (UNAUDITED)          2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.37        $  10.60       $  10.69        $  10.48        $  10.48        $  10.43
                                      ===========        ========       ========        ========        ========        ========
Investment operations:
  Net investment income(a)                    .21(c)          .37(c)         .33(c)          .30             .46             .57
  Net realized and
    unrealized gain (loss)                   (.20)           (.13)           .11             .32             .17             .69
                                      -----------        --------       --------        --------        --------        --------
    Total from investment
      operations                              .01             .24            .44             .62             .63            1.26
                                      -----------        --------       --------        --------        --------        --------
Distributions to shareholders from:
  Net investment income                      (.22)           (.41)          (.38)           (.41)           (.53)          (1.21)
  Net realized gain                             -            (.06)          (.15)              -            (.10)              -
                                      -----------        --------       --------        --------        --------        --------
    Total distributions                      (.22)           (.47)          (.53)           (.41)           (.63)          (1.21)
                                      -----------        --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD        $     10.16        $  10.37       $  10.60        $  10.69        $  10.48        $  10.48
                                      ===========        ========       ========        ========        ========        ========
Total Return(b)                               .07%(e)        2.29%          4.23%           5.95%           6.22%          12.93%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .50%(e)        1.00%          1.08%(d)        1.10%(d)         .71%(d)         .24%(d)
  Expenses, including expense
    reductions and expenses assumed           .52%(e)        1.01%          1.08%           1.10%+           .71%            .24%
  Expenses, excluding expense
  reductions and expenses assumed             .64%(e)        1.29%          1.36%           1.35%+          1.38%           1.21%
  Net investment income                      2.08%(e)        3.55%          3.15%           2.73%+          4.30%           5.57%

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006 -------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005           2004            2003            2002            2001
================================================================================================================================
  Net assets, end of period (000)     $     7,225        $  2,781       $    677        $      2        $      1        $      1
  Portfolio turnover rate                  260.29%(e)      420.64%        390.93%         394.73%         419.92%         720.60%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

TOTAL RETURN FUND

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        ------------------------------------------------------------------------
                                      (UNAUDITED)          2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.34        $  10.57       $  10.66        $  10.46        $  10.47        $  10.43
                                      ===========        ========       ========        ========        ========        ========
Investment operations:
  Net investment income(a)                    .24(c)          .42(c)         .37(c)          .34             .49             .59
  Net realized and
    unrealized gain (loss)                   (.21)           (.14)           .11             .31             .17             .66
                                      -----------        --------       --------        --------        --------        --------
    Total from investment
    operations                                .03             .28            .48             .65             .66            1.25
                                      -----------        --------       --------        --------        --------        --------
Distributions to shareholders from:
  Net investment income                      (.24)           (.45)          (.42)           (.45)           (.57)          (1.21)
  Net realized gain                             -            (.06)          (.15)              -            (.10)              -
                                      -----------        --------       --------        --------        --------        --------
    Total distributions                      (.24)           (.51)          (.57)           (.45)           (.67)          (1.21)
                                      -----------        --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD        $     10.13        $  10.34       $  10.57        $  10.66        $  10.46        $  10.47
                                      ===========        ========       ========        ========        ========        ========
Total Return(b)                               .29%(e)        2.74%          4.64%           6.30%           6.58%          12.82%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .27%(e)         .55%           .65%(d)         .65%(d)         .34%(d)         .00%(d)
  Expenses, including expense
    reductions and expenses assumed           .29%(e)         .56%           .65%            .65%            .34%            .00%
  Expenses, excluding expense
    reductions and expenses assumed           .41%(e)         .84%           .90%            .90%           1.01%            .97%
  Net investment income                      2.30%(e)        3.99%          3.47%           3.18%           4.67%           5.76%

                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2005           2004            2003            2002            2001
================================================================================================================================
  Net assets, end of period (000)     $   240,350        $ 186,322       $ 75,801        $ 37,561        $ 16,169        $ 12,988
  Portfolio turnover rate                  260.29%(e)       420.64%        390.93%         394.73%         419.92%         720.60%
================================================================================================================================

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Interest expense is less than .01%.
(e)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. Lord Abbett Diversified Equity Strategy Fund, a new series of the Trust, commenced operations on June 29, 2006. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Each Fund may enter into futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain
     (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of May 31, 2006, there were no open futures contracts.

(g) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h) TBA SALE COMMITMENTS-Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" in Note 2(a). The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The Funds had the following reverse repurchase agreements open at May 31, 2006:

                                          COUNTER               TRADE     MATURITY    NET CLOSING
     FUND                                   PARTY    RATE        DATE         DATE         AMOUNT            PAR
     -----------------------------------------------------------------------------------------------------------
     Core Fixed Income Fund        Morgan Stanley    4.55%  5/18/2006     6/1/2006   $  9,544,878   $  9,526,395
     Total Return Fund             Morgan Stanley    4.55%  5/18/2006     6/1/2006     47,981,174     47,894,280
     Total Return Fund             Morgan Stanley    1.00%  2/24/2006     6/1/2006        251,300        250,682

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2006, are as follows:

                                               AVERAGE    WHEIGHTED AVERAGE
                                         DAILY BALANCE        INTEREST RATE
     ----------------------------------------------------------------------
     Core Fixed Income Fund              $     902,260                 3.26%
     Total Return Fund                   $   4,787,007                 1.56%

     The maximum balance of reverse repurchase agreements outstanding during the year was $9,526,395 which was 10.74% of average daily net assets of Core Fixed Income Fund, and $47,894,280 which was 10.28% of average daily net assets of Total Return Fund.

(k) MORTGAGE DOLLAR ROLLS-Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on each Fund's average daily net assets at the following annual rates:

First $1 billion         .45%
Next $1 billion          .40%
Over $2 billion          .35%

For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annual rates:

CLASS               % OF AVERAGE NET ASSETS
-------------------------------------------
A                                       .90%
B                                      1.55%
C                                      1.55%
P                                      1.00%
Y                                       .55%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy Expense on the Funds' Statement of Operations.

As of May 31, 2006, the percentage of Total Return's outstanding shares owned by Balanced Strategy Fund was approximately 38.46%.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                CLASS A      CLASS B      CLASS C     CLASS P
-----------------------------------------------------------------
Service                 .25%         .25%         .25%        .20%
Distribution            .10%(1)      .75%         .75%        .25%

(1) The amount of CDSC collected by the Total Return Fund for the six months ended May 31, 2006 was $5,257

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

                                 DISTRIBUTOR         DEALERS'
                                 COMMISSIONS      CONCESSIONS
-------------------------------------------------------------
Core Fixed Income Fund           $    26,015      $   131,766
Total Return Fund                     96,899          479,776

Distributor received the following amount of CDSCs for the six months ended May 31, 2006:

                                        CLASS A       CLASS C
-------------------------------------------------------------
Core Fixed Income Fund                  $     -      $    267
Total Return Fund                           164         2,759

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 are as follows:

                                           CORE FIXED INCOME FUND                    TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------
                                     SIX MONTHS                           SIX MONTHS
                                          ENDED                                ENDED
                                      5/31/2006        YEAR ENDED          5/31/2006        YEAR ENDED
                                    (UNAUDITED)        11/30/2005        (UNAUDITED)        11/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                    $  1,779,283      $  2,720,765       $ 10,232,819      $ 12,380,068
Net long-term capital gains                   -            78,463                  -         1,353,355
-------------------------------------------------------------------- ---------------------------------
  Total distributions paid         $  1,779,283      $  2,799,228       $ 10,232,819      $ 13,733,423
==================================================================== =================================

As of the fiscal year ended November 30, 2005, the capital loss carryforwards, along with the related expiration dates, were as follows:

                                                       2013
-----------------------------------------------------------
Core Fixed Income Fund                          $   508,543
Total Return Fund                                   244,133

As of May 31, 2006, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                        CORE FIXED INCOME FUND     TOTAL RETURN FUND
------------------------------------------------------------------------------------
Tax cost                                        $  121,192,268        $  697,406,859
Gross unrealized gain                                   48,263               298,792
Gross unrealized loss                               (1,696,809)           (8,469,758)
------------------------------------------------------------------------------------
  Net unrealized security loss                  $   (1,648,546)       $   (8,170,966)
====================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006 are as follows:

                                    U.S.         NON-U.S.              U.S.         NON-U.S.
                              GOVERNMENT       GOVERNMENT        GOVERNMENT       GOVERNMENT
                              PURCHASES*        PURCHASES            SALES*            SALES
--------------------------------------------------------------------------------------------
Core Fixed Income Fund    $  216,240,042    $  38,594,983   $   201,415,272   $   36,149,052
Total Return Fund          1,180,709,611      323,732,489     1,053,846,972      246,829,166

*Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED                              YEAR ENDED
                                             MAY 31, 2006 (UNAUDITED)                       NOVEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------
                                           SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                               940,647    $      9,830,366           1,939,387    $     20,719,726
Reinvestment of distributions              89,479             935,227             135,940           1,453,458
Shares reacquired                        (582,068)         (6,066,058)           (974,940)        (10,405,293)
-------------------------------------------------------------------------------------------------------------
Increase                                  448,058    $      4,699,535           1,100,387    $     11,767,891
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                               174,442    $      1,820,093             322,383    $      3,437,203
Reinvestment of distributions              16,324             170,205              27,797             296,492
Shares reacquired                        (203,286)         (2,109,652)           (336,441)         (3,586,747)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                       (12,520)   $       (119,354)             13,739    $        146,948
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                               387,084    $      4,023,108           1,075,988    $     11,446,194
Reinvestment of distributions              28,657             298,289              37,361             397,759
Shares reacquired                        (309,770)         (3,217,737)           (378,447)         (4,020,267)
-------------------------------------------------------------------------------------------------------------
Increase                                  105,971    $      1,103,660             734,902    $      7,823,686
-------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                48,172    $        507,548              42,504    $        455,376
Reinvestment of distributions                 386               4,052                 464               4,976
Shares reacquired                          (5,156)            (53,877)             (3,611)            (38,817)
-------------------------------------------------------------------------------------------------------------
Increase                                   43,402    $        457,723              39,357    $        421,535
-------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                 8,089    $         85,097               9,064    $         97,329
Reinvestment of distributions               1,137              11,883               2,018              21,583
Shares reacquired                          (9,832)           (102,326)             (3,001)            (31,879)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                          (606)   $         (5,346)              8,081    $         87,033
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

TOTAL RETURN FUND
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                          YEAR ENDED
                                         MAY 31, 2006 (UNAUDITED)                   NOVEMBER 30, 2005
-----------------------------------------------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                           7,110,722    $   73,090,818         7,687,872    $   80,706,099
Reinvestment of distributions           310,865         3,202,039           419,031         4,409,177
Shares reacquired                    (2,239,288)      (22,998,583)       (2,380,565)      (24,989,667)
-----------------------------------------------------------------------------------------------------
Increase                              5,182,299    $   53,294,274         5,726,338    $   60,125,609
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                             571,151    $    5,889,846           755,208    $    7,930,969
Reinvestment of distributions            43,058           443,246            88,521           931,128
Shares reacquired                      (661,449)       (6,805,434)         (777,857)       (8,168,504)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                     (47,240)   $     (472,342)           65,872    $      693,593
-----------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                           1,094,140    $   11,244,517         1,558,604    $   16,330,194
Reinvestment of distributions            34,706           357,300            46,851           492,711
Shares reacquired                      (457,513)       (4,697,531)         (698,193)       (7,333,673)
-----------------------------------------------------------------------------------------------------
Increase                                671,333    $    6,904,286           907,262    $    9,489,232
-----------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                             529,581    $    5,474,849           263,334    $    2,788,557
Reinvestment of distributions             8,066            83,409             7,483            78,997
Shares reacquired                       (94,737)         (976,253)          (66,532)         (701,565)
-----------------------------------------------------------------------------------------------------
Increase                                442,910    $    4,582,005           204,285    $    2,165,989
-----------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                           5,230,666    $   54,004,123        10,686,890    $  112,401,900
Reinvestment of distributions           475,085         4,900,180           556,292         5,858,338
Shares reacquired                        (4,987)          (51,422)         (393,669)       (4,062,752)
-----------------------------------------------------------------------------------------------------
Increase                              5,700,764    $   58,852,881        10,849,513    $  114,197,486
-----------------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board of Trustees (the "Board"), including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to each Fund are discussed below.

CORE FIXED INCOME FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class Y shares of the Fund was in the first quintile of its performance universe in the nine-month, one-year, and five-year periods and in the second quintile for the three-year period. The Board also observed that the performance was above that of the Lipper Intermediate Investment-Grade Debt Index for the nine-month, one-year, and five-year periods and below that of the Index for the three-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Classes B and C to not more than 1.55%, the total expense ratio of Class P to not more than 1.00%, and the total expense ratio of Class Y to not more than 0.55%. The Board also observed that the contractual and actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifteen basis points below the median of the peer group, the total expense ratio of Class P was approximately one basis point below the median of the peer group, and the total expense ratio of Class Y was approximately seventeen basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

TOTAL RETURN FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance that the performance of the Class Y shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also observed that the performance was above that of the Lipper Intermediate Investment-Grade Debt Index for the nine-month, one-year, three-year, and five-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that reduced the total expense ratio of Class A to 0.90%, the total expense ratios of Classes B and C to 1.55%, the total expense ratio of Class P to 1.00%, and the total expense ratio of Class Y to 0.55%. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately ten basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eighteen basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately twenty-one basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the twelve month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

     This report when not used for the general
  information of shareholders of the fund, is to
  be distributed only if preceded or accompanied
           by a current fund prospectus.               Lord Abbett Investment Trust
                                                              Lord Abbett Core Fixed Income Fund             LACORE-3-0506
                                                              Lord Abbett Total Return Fund                         (7/06)
Lord Abbett Mutual Fund shares are distributed by
            LORD ABBETT DISTRIBUTOR LLC

[LORD ABBETT LOGO]

 2006
  SEMIANNUAL
     REPORT

LORD ABBETT
  CONVERTIBLE FUND
  HIGH YIELD FUND
  LIMITED DURATION
    U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND
  U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES FUND

FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
CONVERTIBLE FUND, HIGH YIELD FUND, LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND, AND U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

   General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in December, January, March, and May, bringing the rate to 5.00% at the end of the six month period. The May 10, 2006, interest rate hike marked the sixteenth quarter-point increase since June 2004. Longer-term rates also rose, with the yield on the 30-year Treasury bond reaching its highest level in nearly two years on higher energy costs and fears of increasing inflation.

   As investors recognized that global liquidity was being restricted, fixed income assets retreated in value. What particularly concerned the marketplace was the mid-May release of the Consumer Price Index that exceeded expectations and raised the specter that the Fed was behind the curve and, therefore, might be compelled to continue raising rates beyond the June meeting. Prior to the release, investors were anticipating a pause in June. Testimony by Fed Chairman Ben Bernanke in late April suggested that a weakening economy may warrant a pause at the next Fed meeting.

--------------------------------------------------------------------------------

   Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities do tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the period.

   PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT CONVERTIBLE FUND

Q: HOW DID THE CONVERTIBLE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.8%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch All Convertible Index,(1) which returned 5.4% in the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 5.34% AND SINCE INCEPTION (JUNE 30, 2003): 6.81%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The U.S. convertible market gained in the six month period ended May 31, 2006, even as more traditional fixed income asset classes struggled. Convertibles tend to be more sensitive to changes in the underlying equities, and thus benefited from strength in the stock market over the first five months of this period. Convertibles did give back some performance in May, as the S&P 500(R) Index(2) fell nearly 3.0%, but this did not erase the gains made over the first five months of the period.

   Detracting from the Fund's performance relative to its benchmark was the portfolio's underweight in the materials sector; commodity-sensitive segments of the market proved particularly strong in the period. Also detracting from performance were individual holdings, including Internet company Yahoo Inc. and pharmaceutical companies Teva and CV Therapeutics, Inc.

   Contributing to the Fund's performance was a preference for holdings with a higher sensitivity to equity prices. These securities benefited as their equity counterparts did well over the six month period and were among the best performers in the

--------------------------------------------------------------------------------

benchmark. From a sector perspective, the Fund's overweights of the economically sensitive industrials and transportation sectors benefited relative performance.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT HIGH YIELD FUND

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.7%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch High Yield Master II Index,(3) which returned 4.4% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.04%, 5 YEARS:
5.75%, AND SINCE INCEPTION (DECEMBER 31, 1998): 5.12%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: High yield securities outperformed both traditional fixed income securities and the S&P 500 during the six month period. These securities are less sensitive to interest rate moves, and are more affected by economic conditions and the credit quality of the issuing company.

   Detracting from the Fund's performance relative to its benchmark was its underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities by a wide margin during the period.

   Performance also was negatively affected by individual positions within the wholesale food and transportation industries, specifically Chiquita Brands International, Inc., a company that grows, procures, and markets bananas and other fresh fruit, and oilfield services and transportation company Hornbeck Offshore Services. Also detracting from performance were paper manufacturer Tembec Industries, Inc.; wireless telecommunications company Triton PCS, Inc.; and J.B. Poindexter & Co., a manufacturer of capital goods.

   Contributing to the Fund's performance were the media, health services, gaming, and automobile and auto-related sectors. Among the individual credits adding to performance were: financial services firm General Motors Acceptance Corp.; automotive firm General Motors Corp.; Hertz Rental, a car rental company; gaming and casino company Premier Entertainment Biloxi; and United Airlines, an airline carrier.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

Q: HOW DID THE FUNDS PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund returned 0.8%, reflecting performance at the net asset value
(NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Intermediate Government Bond Index,(4) which returned 0.4% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 3.25% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-2.55%, 5 YEARS: 2.36%, AND 10 YEARS: 4.37%.

   Lord Abbett U.S. Government & Government Sponsored Enterprises Fund returned -0.3%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Government Bond Index,(5) which returned -0.3%. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS,
ARE: 1 YEAR: -6.15%, 5 YEARS: 2.97%, AND 10 YEARS: 5.01%.

   DURING CERTAIN PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUNDS' RETURNS WOULD HAVE BEEN LOWER.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Throughout the period the portfolios maintained underweight positions in riskier securities and significant overweights in structured, i.e., collateralized securities. The portfolios' decision to underweight longer maturity securities and overweight intermediate maturity securities benefited performance in the latter half of the period as the shape of the yield curve steepened in response to inflation concerns.

   Contributing to performance during the period was the portfolios' overweight in mortgage-backed securities (MBS). Active rotation was evident in mortgages as large positions were built at the end of 2005 in response to attractive valuations. In first quarter 2006, profits on some of those positions were taken, and in the process, migrated from lower to higher coupon securities. The portfolios thus exited securities that are more price-responsive and bought higher yielding, higher coupon securities that are less price-responsive as interest rates rise. Similarly, the portfolios shifted from longer term securities to relatively shorter term securities with the same effect.

--------------------------------------------------------------------------------

   Within the Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, an overweight in structured products also contributed to relative performance during the period. The Fund took advantage of 2005 year-end weakness to upgrade the credit quality of the portfolio's commercial mortgage-backed securities (CMBS) holdings. Given the recent strong performance of the sector, gains were realized in CMBS.

   THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

(2) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(3) The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

(4) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

(5) The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

   For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 6/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONVERTIBLE FUND
--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING      ENDING        EXPENSES
                                                       ACCOUNT       ACCOUNT     PAID DURING
                                                        VALUE         VALUE        PERIOD+
                                                     -----------   -----------   -----------
                                                                                  12/1/05 -
                                                       12/1/05       5/31/06       5/31/06
                                                     -----------   -----------   -----------
CLASS A
Actual                                               $  1,000.00   $  1,038.10   $      6.55
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,018.50   $      6.49
CLASS B
Actual                                               $  1,000.00   $  1,034.90   $      9.84
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,015.26   $      9.75
CLASS C
Actual                                               $  1,000.00   $  1,034.90   $      9.84
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,015.26   $      9.75
CLASS P
Actual                                               $  1,000.00   $  1,037.90   $      7.06
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,018.00   $      6.99
CLASS Y
Actual                                               $  1,000.00   $  1,040.60   $      4.78
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,020.24   $      4.73

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.29% for Class A, 1.94% for Classes B and C, 1.39% for Class P and 0.94% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                                      %**
Consumer Discretionary                       9.97%
Consumer Staples                             9.88%
Energy                                       7.15%
Financials                                  13.05%
Healthcare                                   8.80%
Industrials                                 12.63%
Materials                                    1.59%
Media                                        2.12%
Miscellaneous                                2.57%
Technology                                  16.65%
Telecommunications                           4.90%
Transportation                               4.34%
Utilities                                    2.07%
Short-Term Investment                        4.28%
Total                                      100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

HIGH YIELD FUND
--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING      ENDING        EXPENSES
                                                       ACCOUNT       ACCOUNT     PAID DURING
                                                        VALUE         VALUE        PERIOD+
                                                     -----------   -----------   -----------
                                                                                  12/1/05 -
                                                       12/1/05       5/31/06       5/31/06
                                                     -----------   -----------   -----------
CLASS A
Actual                                               $  1,000.00   $  1,037.00   $      6.50
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,018.54   $      6.44
CLASS B
Actual                                               $  1,000.00   $  1,033.90   $      9.79
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,015.30   $      9.70
CLASS C
Actual                                               $  1,000.00   $  1,034.00   $      9.79
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,015.29   $      9.70
CLASS P
Actual                                               $  1,000.00   $  1,037.00   $      6.75
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,018.30   $      6.69
CLASS Y
Actual                                               $  1,000.00   $  1,038.70   $      4.73
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,020.19   $      4.68

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, 1.33% for Class P and 0.93% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
MAY 31, 2006

SECTOR*                                      %**
Basic Industry                               8.34%
Brokerage                                    1.11%
Capital Goods                                6.59%
Consumer Cyclical                            8.09%
Consumer Non-Cyclical                        3.97%
Energy                                      10.92%
Finance & Investment                         0.94%
Media                                        8.67%
Real Estate                                  0.46%
Services Cyclical                           16.51%
Services Non-Cyclical                        7.04%
Technology & Electronics                     1.90%
Telecommunications                          13.90%
Utilities                                    8.91%
Short-Term Investment                        2.65%
Total                                      100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING      ENDING        EXPENSES
                                                       ACCOUNT       ACCOUNT     PAID DURING
                                                        VALUE         VALUE        PERIOD+
                                                     -----------   -----------   -----------
                                                                                  12/1/05 -
                                                       12/1/05       5/31/06       5/31/06
                                                     -----------   -----------   -----------
CLASS A
Actual                                               $  1,000.00   $  1,007.90   $      4.56
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,020.38   $      4.58
CLASS B
Actual                                               $  1,000.00   $  1,004.70   $      7.75
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,017.19   $      7.80
CLASS C
Actual                                               $  1,000.00   $  1,004.70   $      7.75
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,017.19   $      7.80
CLASS Y
Actual                                               $  1,000.00   $  1,009.70   $      2.76
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,022.18   $      2.77

+ For each class of the Fund, expenses (including interest expense) are equal to the annualized expense ratio for such class (0.91% for Class A, 1.55% for Classes B and C, and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2006

CREDIT RATING                                %*
AAA                                         59.16%
A                                            1.65%
A-                                           0.10%
BBB+                                         1.04%
BBB                                          0.94%
BBB-                                         0.13%
BB+                                          0.30%
U. S. Treasury                              31.98%
Short-Term Investment                        4.70%
Total                                      100.00%

*    Represents percent of total investments

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING      ENDING        EXPENSES
                                                       ACCOUNT       ACCOUNT     PAID DURING
                                                        VALUE         VALUE        PERIOD+
                                                     -----------   -----------   -----------
                                                                                  12/1/05 -
                                                       12/1/05       5/31/06       5/31/06
                                                     -----------   -----------   -----------
CLASS A
Actual                                               $  1,000.00   $    996.80   $      5.18
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,019.71   $      5.24
CLASS B
Actual                                               $  1,000.00   $    993.30   $      8.45
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,016.47   $      8.55
CLASS C
Actual                                               $  1,000.00   $    993.50   $      8.45
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,016.47   $      8.55
CLASS Y
Actual                                               $  1,000.00   $    998.60   $      3.44
Hypothetical (5% Return Before Expenses)             $  1,000.00   $  1,021.47   $      3.48

+ For each class of the Fund, expenses (including interest expense) are equal to the annualized expense ratio for such class (1.04% for Class A, 1.70% for Classes B and C, and 0.69% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MAY 31, 2006

CREDIT RATING                                %*
AAA                                         69.42%
U. S. Treasury                              14.98%
Short-Term Investments                      15.60%
Total                                      100.00%

*    Represents percent of total investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONVERTIBLE FUND MAY 31, 2006

                                                                                                   SHARES
INVESTMENTS                                                                                         (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.01%

COMMON STOCKS 3.61%

AEROSPACE & DEFENSE 1.12%
AAR Corp.*                                                                                            120   $   2,889,600
                                                                                                            -------------
BIOTECHNOLOGY 0.36%
Myogen, Inc.*                                                                                          30         934,500
                                                                                                            -------------
DIVERSIFIED FINANCIALS 0.17%
Euronet Worldwide, Inc.*                                                                               12         434,372
                                                                                                            -------------
DIVERSIFIED METALS & MINING 0.31%
Alcoa, Inc.                                                                                            25         793,000
                                                                                                            -------------
LEISURE FACILITIES 0.39%
Las Vegas Sands Corp.*                                                                                 14         988,540
                                                                                                            -------------
LODGING 0.83%
Starwood Hotels & Resorts Worldwide, Inc.                                                              35       2,138,500
                                                                                                            -------------
MISCELLANEOUS: TELECOMMUNICATIONS 0.34%
CommScope, Inc.*                                                                                       30         876,900
                                                                                                            -------------
SOFTWARE: APPLICATIONS & SYSTEMS 0.09%
Novell, Inc.*                                                                                          31         239,630
                                                                                                            -------------
TOTAL COMMON STOCKS (cost $8,325,652)                                                                           9,295,042
                                                                                                            =============

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
                                                                         RATE           DATE        (000)
                                                                  ---------------------------------------
CONVERTIBLE BONDS 67.16%

AEROSPACE & DEFENSE 2.80%
Lockheed Martin Corp.                                                    4.92%#    8/15/2033   $    6,275       7,199,809
                                                                                                            -------------
AIRLINES 1.18%
Continental Airlines, Inc.                                               4.50%      2/1/2007        1,600       1,576,000
Continental Airlines, Inc.                                               5.00%     6/15/2023        1,000       1,460,000
                                                                                                            -------------
TOTAL                                                                                                           3,036,000
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                      INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                               RATE          DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY 2.58%
Amgen, Inc.                                                       Zero Coupon       3/1/2032   $    3,100   $   2,301,750
deCODE genetics Inc. (Iceland)(a)                                        3.50%     4/15/2011        2,125       1,649,531
Genzyme Corp.                                                            1.25%     12/1/2023        2,590       2,680,650
                                                                                                            -------------
TOTAL                                                                                                           6,631,931
                                                                                                            -------------
BROADCAST & CABLE 1.04%
EchoStar Communications Corp.                                            5.75%     5/15/2008        2,701       2,670,614
                                                                                                            -------------
COMMERCIAL SERVICES 3.86%
Fluor Corp.                                                              1.50%     2/15/2024        2,650       4,243,312
Quanta Services, Inc.                                                    4.50%     10/1/2023        2,150       3,456,125
WESCO Int'l, Inc.+                                                      2.625%    10/15/2025        1,320       2,245,650
                                                                                                            -------------
TOTAL                                                                                                           9,945,087
                                                                                                            -------------
COMMUNICATIONS EQUIPMENT 3.59%
Agere Systems, Inc.                                                      6.50%    12/15/2009        5,880       5,835,900
Comverse Technology, Inc.                                         Zero Coupon      5/15/2023        1,110       1,479,075
Powerwave Technologies, Inc.                                             1.25%     7/15/2008        1,775       1,930,313
                                                                                                            -------------
TOTAL                                                                                                           9,245,288
                                                                                                            -------------
COMPUTERS & PERIPHERALS 2.06%
Electronics for Imaging, Inc.                                            1.50%      6/1/2023        2,590       2,722,738
M-Systems Finance N.V. (Israel)(a)                                       1.00%     3/15/2035        2,000       2,585,000
                                                                                                            -------------
TOTAL                                                                                                           5,307,738
                                                                                                            -------------
CONGLOMERATES 1.84%
Roper Industries, Inc.                                                  1.481%     1/15/2034        5,500       3,396,250
Walter Industries, Inc.                                                  3.75%      5/1/2024          400       1,331,000
                                                                                                            -------------
TOTAL                                                                                                           4,727,250
                                                                                                            -------------
DIVERSIFIED FINANCIALS 4.41%
Affiliated Managers Group, Inc.                                          4.71%#    2/25/2033          820       1,788,453
American Express Co.                                                     1.85%     12/1/2033        2,840       2,935,850
Euronet Worldwide, Inc.                                                 1.625%    12/15/2024        2,850       3,366,562
Merrill Lynch & Co., Inc.                                         Zero Coupon      3/13/2032        2,950       3,273,025
                                                                                                            -------------
TOTAL                                                                                                          11,363,890
                                                                                                            -------------
DIVERSIFIED METALS & MINING 1.24%
Anglo American plc (United Kingdom)(a)                                  3.375%     4/17/2007        1,820       3,189,443
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                      INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                               RATE          DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT 1.03%
Walt Disney Co. (The)                                                   2.125%     4/15/2023   $    2,350   $   2,640,812
                                                                                                            -------------
FOODS 1.82%
Morgan Stanley
(convertible into Nestle S.A.)+                                          1.00%     3/30/2012        4,500       4,691,250
                                                                                                            -------------
HEALTH SERVICES 1.17%
Manor Care, Inc.                                                        2.125%#     8/1/2035        2,700       3,020,625
                                                                                                            -------------
HOUSEHOLD PRODUCTS 1.11%
Church & Dwight Co., Inc.                                                5.25%     8/15/2033        2,275       2,863,656
                                                                                                            -------------
INTERNET SOFTWARE & SERVICES 2.10%
Openwave Systems, Inc.                                                   2.75%      9/9/2008        2,050       2,178,125
Yahoo!, Inc.                                                      Zero Coupon       4/1/2008        2,050       3,228,750
                                                                                                            -------------
TOTAL                                                                                                           5,406,875
                                                                                                            -------------
IT SERVICES 4.09%
Amdocs Ltd. (United Kingdom)(a)                                          0.50%     3/15/2024        2,665       2,718,300
Electronic Data Systems Corp.                                           3.875%     7/15/2023        3,750       3,768,750
Per-se Technologies, Inc.                                                3.25%     6/30/2024        2,660       4,053,175
                                                                                                            -------------
TOTAL                                                                                                          10,540,225
                                                                                                            -------------
LEISURE PRODUCTS 1.47%
Scientific Games Corp.                                                   0.75%     12/1/2024        2,750       3,784,687
                                                                                                            -------------
MACHINERY 2.65%
Barnes Group, Inc.                                                       3.75%      8/1/2025        3,755       4,318,250
Danaher Corp.                                                     Zero Coupon      1/22/2021        2,650       2,504,250
                                                                                                            -------------
TOTAL                                                                                                           6,822,500
                                                                                                            -------------
MISCELLANEOUS - FINANCIAL 4.42%

Lehman Brothers Holdings, Inc.,
(linked to the Russell Mid Growth Index)                                 0.25%     12/8/2012        2,635       2,602,063

Lehman Brothers Holdings, Inc.,
(linked to the S&P 500 Index)                                            0.25%      7/7/2011        3,525       3,833,437

Morgan Stanley,
(linked to a basket of Asian equity indices)                             0.25%     1/15/2013        4,750       4,930,975
                                                                                                            -------------
TOTAL                                                                                                          11,366,475
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                      INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                               RATE          DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS DIVERSIFIED 1.40%
NorthernStar Natural Gas LLC+                                            5.00%#    5/15/2013   $    1,000   $   1,005,000
PG&E Corp.                                                               9.50%     6/30/2010          895       2,602,213
                                                                                                            -------------
TOTAL                                                                                                           3,607,213
                                                                                                            -------------
OIL - INTEGRATED 0.61%
Devon Energy Corp.                                                       4.90%     8/15/2008        1,320       1,577,400
                                                                                                            -------------
OIL - SERVICES 0.78%
Halliburton Co.                                                         3.125%     7/15/2023        1,000       2,021,250
                                                                                                            -------------
PHARMACEUTICALS 4.44%
Celgene Corp.                                                            1.75%      6/1/2008          825       2,842,125
Medicis Pharmaceutical Corp.                                             1.50%      6/4/2033        2,275       2,206,750
Teva Pharmaceutical Finance B.V. (Israel)(a)                            0.375%    11/15/2022        1,363       2,313,693
Wyeth                                                                   4.239%#    1/15/2024        3,880       4,059,644
                                                                                                            -------------
TOTAL                                                                                                          11,422,212
                                                                                                            -------------
RAILROADS 1.91%
CSX Corp.                                                         Zero Coupon     10/30/2021        4,075       4,915,469
                                                                                                            -------------
RETAIL - FOOD & DRUG 1.80%
Pantry, Inc. (The)                                                       3.00%    11/15/2012        1,500       2,098,125
Wild Oats Markets, Inc.                                                  3.25%     5/15/2034        2,350       2,532,125
                                                                                                            -------------
TOTAL                                                                                                           4,630,250
                                                                                                            -------------
RETAIL - SPECIALTY 2.18%
Best Buy Co., Inc.                                                       2.25%     1/15/2022        2,130       2,561,325
Costco Wholesale Corp.                                            Zero Coupon      8/19/2017        2,520       3,042,900
                                                                                                            -------------
TOTAL                                                                                                           5,604,225
                                                                                                            -------------
SEMICONDUCTORS 1.20%
Cypress Semiconductor Corp.                                              1.25%     6/15/2008        2,650       3,087,250
                                                                                                            -------------
SOFTWARE - APPLICATIONS & SYSTEMS 1.94%
Cadence Design Systems, Inc.                                      Zero Coupon      8/15/2023        2,265       2,709,506
Novell Inc.                                                              0.50%     7/15/2024        2,500       2,293,750
                                                                                                            -------------
TOTAL                                                                                                           5,003,256
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                      INTEREST      MATURITY       AMOUNT
INVESTMENTS                                                               RATE          DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - CONTRACT MANUAL 1.10%
Avnet, Inc.                                                              2.00%     3/15/2034   $    3,000   $   2,827,500
                                                                                                            -------------
UTILITIES - ELECTRIC 0.92%
PPL Energy Supply LLC                                                   2.625%     5/15/2023        1,980       2,371,050
                                                                                                            -------------
WIRELESS COMMUNICATIONS SERVICES 4.42%
American Tower Corp.                                                     3.00%     8/15/2012        1,195       1,950,838
Nextel Communications, Inc.                                              5.25%     1/15/2010        5,545       5,482,619
Nii Holdings Inc.                                                        2.75%     8/15/2025        3,070       3,948,787
                                                                                                            -------------
TOTAL                                                                                                          11,382,244
                                                                                                            -------------
TOTAL CONVERTIBLE BONDS (cost $157,284,930)                                                                    172,903,47
                                                                                                            =============

                                                                                                   SHARES
                                                                                                    (000)
                                                                                               ----------
CONVERTIBLE PREFERRED STOCKS 22.24%

BEVERAGES 1.09%
Constellation Brands, Inc.                                               5.75%                         78       2,819,344
                                                                                                            -------------
CONSUMER SERVICES 1.60%
United Rentals, Inc.                                                     6.50%                         85       4,109,875
                                                                                                            -------------
FOODS 1.79%
Lehman Brothers Holdings, Inc.,
(convertible into General Mills, Inc.)                                   6.25%                        172       4,598,880
                                                                                                            -------------
INSURANCE - CASUALTY 1.41%
Chubb Corp. (The)                                                        7.00%                        102       3,625,571
                                                                                                            -------------
INSURANCE - LIFE 0.95%
MetLife Inc.                                                            6.375%                         89       2,457,487
                                                                                                            -------------
INSURANCE - MULTI-LINE 1.94%
Fortis Insurance N.V. (Netherlands)(a)+                                  7.75%                        384       4,985,423
                                                                                                            -------------
INSURANCE - REINSURANCE 1.14%
IPC Holdings Ltd. (Bermuda)(a)                                           7.25%                        119       2,940,919
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2006

                                                                     INTEREST                      SHARES
INVESTMENTS                                                              RATE                       (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - FINANCIAL 1.02%
E*TRADE Financial Corp.                                                 6.125%                         83   $   2,617,975
                                                                                                            -------------
NATURAL GAS DIVERSIFIED 1.41%
Williams Cos., Inc. (The)                                                5.50%                         34       3,644,437
                                                                                                            -------------
OIL - INTEGRATED 2.73%
Amerada Hess Corp.                                                       7.00%                         24       2,968,845
Chesapeake Energy Corp.                                                  4.50%                         10         927,500
Morgan Stanley
(convertible into Valero Energy Corp.)+                                  9.50%                         50       3,137,250
                                                                                                            -------------
TOTAL                                                                                                           7,033,595
                                                                                                            -------------
RAILROADS 1.13%
Kansas City Southern                                                    5.125%                          3       2,905,109
                                                                                                            -------------
REAL ESTATE INVESTMENT TRUSTS 1.64%
Simon Property Group, Inc.                                               6.00%                         64       4,218,897
                                                                                                            -------------
RESTAURANTS 1.43%
Lehman Brothers Holdings, Inc.,
(convertible into Starbucks Corp.)                                       3.30%                        104       3,672,865
                                                                                                            -------------
TOBACCO 1.87%
Morgan Stanley
(convertible into Altria Group, Inc.)+                                   7.60%                         51       3,664,095
Universal Corp.                                                          6.75%                          1       1,152,270
                                                                                                            -------------
TOTAL                                                                                                           4,816,365
                                                                                                            -------------
UTILITIES - ELECTRIC 1.09%
Entergy Corp.                                                           7.625%                         56       2,807,752
                                                                                                            -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (cost $52,863,435)                                                          57,254,494
                                                                                                            =============
TOTAL LONG-TERM INVESTMENTS (cost $218,474,018)                                                                239,453,01
                                                                                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CONVERTIBLE FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
INVESTMENTS                                                                                         (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.16%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006,
4.40% due 6/1/2006 with State Street
Bank & Trust Co. collateralized by
$10,890,000 of Federal Home Loan
Mortgage Corp. at 5.125% due 10/24/2007;
value: 10,917,225; proceeds: 10,704,355
(cost $10,703,047)                                                                             $   10,703   $  10,703,047
                                                                                                            =============
TOTAL INVESTMENTS IN SECURITIES 97.17% (cost $229,177,065)                                                    250,156,057
                                                                                                            =============
OTHER ASSETS IN EXCESS OF LIABILITIES 2.83%                                                                     7,297,974
                                                                                                            -------------
NET ASSETS 100.00%                                                                                          $ 257,454,031
                                                                                                            =============

*    Non-income producing security.
+ Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
# Variable rate security. The interest rate represents the rate at May 31, 2006.
(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.13%

ASSET-BACKED SECURITY 0.59%

AIRLINES

Continental Airlines, Inc. (cost $1,117,735)                            7.461%      4/1/2015   $    1,182   $   1,149,056
                                                                                                            =============

                                                                                                   SHARES
                                                                                                    (000)
                                                                                               ----------
COMMON STOCKS 1.47%

CONSUMER PRODUCTS 0.14%
Parmalat SpA GDR (Italy)*+(a)                                                                          86         264,665
                                                                                                            -------------
ENERGY - EXPLORATION & PRODUCTION 0.74%
Devon Energy Corp.                                                                                     25       1,434,000
                                                                                                            -------------
GAS DISTRIBUTION 0.59%
Williams Cos., Inc. (The)                                                                              50       1,130,000
                                                                                                            -------------
TOTAL COMMON STOCKS (cost $2,713,590)                                                                           2,828,665
                                                                                                            =============

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
                                                                                                    (000)
                                                                                               ----------
CONVERTIBLE BOND 0.68%

MEDIA - BROADCAST
Sinclair Broadcast Group, Inc. (cost $1,332,404)                         6.00%     9/15/2012   $    1,500       1,314,375
                                                                                                            =============
HIGH YIELD CORPORATE BONDS 92.39%

AEROSPACE/DEFENSE 4.03%
Armor Holdings, Inc.                                                     8.25%     8/15/2013        1,000       1,057,500
DRS Technologies, Inc.                                                  6.875%     11/1/2013        2,000       1,970,000
Esterline Technologies Corp.                                             7.75%     6/15/2013          900         927,000
L-3 Communications Corp.                                                6.125%     1/15/2014        2,000       1,890,000
Moog Inc. Class A                                                        6.25%     1/15/2015        2,000       1,925,000
                                                                                                            -------------
TOTAL                                                                                                           7,769,500
                                                                                                            -------------
AIRLINES 0.50%
United Air Lines, Inc.*(b)                                              6.831%      9/1/2008        1,000         960,625
                                                                                                            -------------
APPAREL/TEXTILES 0.49%
Quiksilver, Inc.                                                        6.875%     4/15/2015        1,000         950,000
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
AUTO LOANS 2.72%
Ford Motor Credit Co.                                                   7.375%    10/28/2009   $    2,500   $   2,304,388
General Motors Acceptance Corp.                                          7.75%     1/19/2010        3,000       2,941,461
                                                                                                            -------------
TOTAL                                                                                                           5,245,849
                                                                                                            -------------
AUTO PARTS & EQUIPMENT 1.95%
Arvinmeritor, Inc.                                                       8.75%      3/1/2012          900         909,000
Cooper-Standard Automotive, Inc.                                        8.375%    12/15/2014          625         521,091
Cummins, Inc.                                                            9.50%     12/1/2010          400         424,911
Stanadyne Corp.,
(zero coupon until 8/15/2009)**                                         12.00%     2/15/2015        1,000         505,000
Stanadyne Corp.                                                         10.00%     8/15/2014        1,500       1,395,000
                                                                                                            -------------
TOTAL                                                                                                           3,755,002
                                                                                                            -------------
AUTOMOTIVE 0.86%
General Motors Corp.                                                     7.20%     1/15/2011        1,950       1,647,750
Venture Holdings Co. LLC*(b)                                             9.50%      7/1/2005          250             937
                                                                                                            -------------
TOTAL                                                                                                           1,648,687
                                                                                                            -------------
BROKERAGE 1.08%
E*TRADE Financial Corp.                                                  8.00%     6/15/2011        2,000       2,080,000
                                                                                                            -------------
BUILDING & CONSTRUCTION 0.99%
D.R. Horton, Inc.                                                       6.875%      5/1/2013        1,000       1,002,218
Standard Pacific Corp.                                                   7.00%     8/15/2015        1,000         910,000
                                                                                                            -------------
TOTAL                                                                                                           1,912,218
                                                                                                            -------------
BUILDING MATERIALS 0.49%
ACIH, Inc., (zero coupon until 12/15/2007)**+                           11.50%    12/15/2012        1,105         950,300
                                                                                                            -------------
CHEMICALS 1.87%
Equistar Chemicals, L.P.                                                 8.75%     2/15/2009        1,500       1,573,125
Ineos Group Holdings plc
(United Kingdom)+(a)                                                     8.50%     2/15/2016        1,000         940,000
Rockwood Specialties Group Inc.                                        10.625%     5/15/2011        1,000       1,085,000
                                                                                                            -------------
TOTAL                                                                                                           3,598,125
                                                                                                            -------------
CONSUMER/COMMERCIAL/LEASE FINANCING 0.92%
Greenbrier Cos., Inc. (The)                                             8.375%     5/15/2015        1,500       1,552,500
iPayment, Inc.+                                                          9.75%     5/15/2014          225         226,687
                                                                                                            -------------
TOTAL                                                                                                           1,779,187
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL GOODS 0.47%
Park-Ohio Industries, Inc.                                              8.375%    11/15/2014   $    1,000   $     905,000
                                                                                                            -------------
ELECTRIC - GENERATION 2.75%
Dynegy Holdings, Inc.+                                                  8.375%      5/1/2016        1,250       1,250,000
Edison Mission Energy+(c)                                                7.75%     6/15/2016        1,000         995,000
Mission Energy Holding Co.                                              13.50%     7/15/2008        1,500       1,700,625
Reliant Resources, Inc.                                                  6.75%    12/15/2014        1,500       1,365,000
                                                                                                            -------------
TOTAL                                                                                                           5,310,625
                                                                                                            -------------
ELECTRIC - INTEGRATED 5.43%
CMS Energy Corp.                                                        9.875%    10/15/2007        1,000       1,053,750
Mirant Americas Generation Llc                                          9.125%      5/1/2031        1,500       1,526,250
Monongahela Power Co.                                                    7.36%     1/15/2010        2,500       2,626,795
Nevada Power Co.                                                       10.875%    10/15/2009        3,400       3,655,612
PSEG Energy Holdings, Inc.                                               8.50%     6/15/2011        1,500       1,601,250
                                                                                                            -------------
TOTAL                                                                                                          10,463,657
                                                                                                            -------------
ELECTRONICS 0.23%
Amkor Technology, Inc.                                                   9.25%      6/1/2016          450         434,250
                                                                                                            -------------
ENERGY - EXPLORATION & PRODUCTION 4.50%
Brigham Exploration Co.+                                                9.625%      5/1/2014        1,000         996,250
Chesapeake Energy Corp.                                                  6.25%     1/15/2018        4,000       3,740,000
Houston Exploration Co.                                                  7.00%     6/15/2013        1,500       1,458,750
KCS Energy Services, Inc.                                               7.125%      4/1/2012        1,500       1,511,250
Quicksilver Resources Inc.                                              7.125%      4/1/2016        1,000         960,000
                                                                                                            -------------
TOTAL                                                                                                           8,666,250
                                                                                                            -------------
ENVIRONMENTAL 2.01%
Allied Waste North America, Inc.                                        6.375%     4/15/2011        4,000       3,875,000
                                                                                                            -------------
FOOD & DRUG RETAILERS 2.16%
Ingles Markets, Inc.                                                    8.875%     12/1/2011        1,000       1,052,500
Rite Aid Corp.                                                           9.50%     2/15/2011        1,500       1,575,000
Stater Bros. Holdings, Inc.                                              8.41%#    6/15/2010        1,500       1,530,000
                                                                                                            -------------
TOTAL                                                                                                           4,157,500
                                                                                                            -------------
FOOD - WHOLESALE 0.12%
Chiquita Brands Int'l., Inc.                                             7.50%     11/1/2014          275         232,375
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
FORESTRY/PAPER 3.73%
Abitibi-Consolidated, Inc. (Canada)(a)                                   8.41%#    6/15/2011   $    1,500   $   1,511,250
Bowater, Inc.                                                            9.50%    10/15/2012        1,200       1,230,000
Domtar Inc. (Canada)(a)                                                 7.875%    10/15/2011        1,250       1,181,250
Rock-Tenn Company - Class A                                              8.20%     8/15/2011        1,400       1,407,000
Stone Container Corp.                                                   8.375%      7/1/2012        1,200       1,140,000
Tembec Industries, Inc. (Canada)(a)                                     8.625%     6/30/2009        1,275         720,375
                                                                                                            -------------
TOTAL                                                                                                           7,189,875
                                                                                                            -------------
GAMING 4.93%
Las Vegas Sands Corp.                                                   6.375%     2/15/2015        2,000       1,890,000
Mandalay Resort Group                                                   10.25%      8/1/2007        4,000       4,210,000
Premier Entertainment Biloxi LLC                                        10.75%      2/1/2012          775         802,125
River Rock Entertainment Authority                                       9.75%     11/1/2011        1,100       1,179,750
Wynn Las Vegas LLC/Capital Corp.                                        6.625%     12/1/2014        1,500       1,430,625
                                                                                                            -------------
TOTAL                                                                                                           9,512,500
                                                                                                            -------------
GAS DISTRIBUTION 2.45%
Inergy Finance, L.P.                                                     8.25%      3/1/2016        1,175       1,210,250
MarkWest Energy Partners, L.P.                                          6.875%     11/1/2014        1,500       1,398,750
Pacific Energy Partners, L.P.                                            6.25%     9/15/2015          500         465,000
Williams Cos., Inc. (The)                                               7.125%      9/1/2011        1,600       1,640,000
                                                                                                            -------------
TOTAL                                                                                                           4,714,000
                                                                                                            -------------
HEALTH SERVICES 4.86%
Alliance Imaging, Inc.                                                   7.25%    12/15/2012          625         564,062
CDRV Investors, Inc.,
(zero coupon until 1/1/2010)**                                          9.625%      1/1/2015        2,000       1,450,000
Extendicare Health Services, Inc.                                        9.50%      7/1/2010          750         787,500
Hanger Orthopedic Group, Inc.+                                          10.25%      6/1/2014          475         476,781
HCA, Inc.                                                               6.375%     1/15/2015        2,500       2,380,820
IASIS Healthcare Capital Corp.                                           8.75%     6/15/2014        1,400       1,422,750
Select Medical Corp.                                                    7.625%      2/1/2015        1,125       1,009,688
Vanguard Health Holdings Co. II LLC                                      9.00%     10/1/2014        1,250       1,287,500
                                                                                                            -------------
TOTAL                                                                                                           9,379,101
                                                                                                            -------------
HOTELS 0.75%
Host Marriott L.P.                                                      6.375%     3/15/2015        1,500       1,436,250
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
INTEGRATED ENERGY 0.84%
VeraSun Energy+                                                         9.875%    12/15/2012   $    1,500   $   1,620,000
                                                                                                            -------------
LEISURE 2.11%
Gaylord Entertainment Co.                                                8.00%    11/15/2013        1,500       1,537,500
Six Flags, Inc.                                                         8.875%      2/1/2010        1,500       1,500,000
Universal City Florida Holding                                          9.899%#     5/1/2010        1,000       1,037,500
                                                                                                            -------------
TOTAL                                                                                                           4,075,000
                                                                                                            -------------
MACHINERY 1.45%
Columbus McKinnon Corp.                                                 8.875%     11/1/2013        1,500       1,548,750
Wabtec Corp.                                                            6.875%     7/31/2013        1,250       1,237,500
                                                                                                            -------------
TOTAL                                                                                                           2,786,250
                                                                                                            -------------
MEDIA - BROADCAST 0.49%
Radio One, Inc.                                                         6.375%     2/15/2013        1,000         940,000
                                                                                                            -------------
MEDIA - CABLE 3.80%
Cablevision Systems Corp.                                                9.62%#     4/1/2009        1,950       2,081,625
CCH I LLC                                                               11.00%     10/1/2015        1,500       1,297,500
DIRECTV Holdings LLC/Finance                                            6.375%     6/15/2015        1,500       1,417,500
Mediacom Broadband LLC/Corp.                                             8.50%    10/15/2015        1,500       1,470,000
Mediacom Broadband LLC/Corp.                                            11.00%     7/15/2013        1,000       1,057,500
                                                                                                            -------------
TOTAL                                                                                                           7,324,125
                                                                                                            -------------
MEDIA - SERVICES 0.77%
Warner Music Group Corp.                                                7.375%     4/15/2014        1,500       1,492,500
                                                                                                            -------------
METALS/MINING EXCLUDING STEEL 1.72%
Novelis Inc. (Canada)+(a)                                                8.00%     2/15/2015        1,500       1,440,000
Peabody Energy Corp.                                                    5.875%     4/15/2016        2,000       1,885,000
                                                                                                            -------------
TOTAL                                                                                                           3,325,000
                                                                                                            -------------
NON-ELECTRIC UTILITIES 0.53%
SEMCO Energy, Inc.                                                       7.75%     5/15/2013        1,000       1,020,822
                                                                                                            -------------
Non-Food & Drug Retailers 1.43%
Bon-Ton Department Stores Inc.+                                         10.25%     3/15/2014        1,250       1,175,000
Neiman Marcus Group, Inc. (The)+                                       10.375%    10/15/2015        1,500       1,586,250
                                                                                                            -------------
TOTAL                                                                                                           2,761,250
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES 1.56%
Hanover Equipment Trust 2001 Series B                                    8.75%      9/1/2011   $    1,750   $   1,828,750
J. Ray McDermott, S.A. (Panama)+(a)                                     11.50%    12/15/2013        1,000       1,187,190
                                                                                                            -------------
TOTAL                                                                                                           3,015,940
                                                                                                            -------------
PHARMACEUTICALS 1.47%
Angiotech Pharmaceuticals, Inc. (Canada)+(a)                             7.75%      4/1/2014        1,000       1,002,500
Mylan Laboratories, Inc.                                                6.375%     8/15/2015          850         824,500
Warner Chilcott Corp.                                                    8.75%      2/1/2015        1,000       1,002,500
                                                                                                            -------------
TOTAL                                                                                                           2,829,500
                                                                                                            -------------
PRINTING & PUBLISHING 2.73%
American Media, Inc.                                                    10.25%      5/1/2009          900         823,500
Clarke American Corp.+                                                  11.75%    12/15/2013          500         527,500
Dex Media East LLC/Finance                                              9.875%    11/15/2009        1,250       1,331,250
Houghton Mifflin Co.                                                    9.875%      2/1/2013        1,000       1,060,000
R.H. Donnelley Corp.+                                                   8.875%     1/15/2016        1,500       1,515,000
                                                                                                            -------------
TOTAL                                                                                                           5,257,250
                                                                                                            -------------
RAILROADS 0.69%
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V. (Mexico)(a)                                       9.375%      5/1/2012        1,250       1,337,500
                                                                                                            -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.45%
Kimball Hill Inc.+                                                      10.50%     12/15/201          900         868,500
                                                                                                            -------------
RESTAURANTS 0.46%
Friendly Ice Cream Corp.                                                8.375%     6/15/2012        1,000         890,000
                                                                                                            -------------
SOFTWARE/SERVICES 1.09%
SunGard Data Systems, Inc.+                                             10.25%     8/15/2015        2,000       2,100,000
                                                                                                            -------------
STEEL PRODUCERS/PRODUCTS 0.82%
AK Steel Corp.                                                          7.875%     2/15/2009          550         548,625
Allegheny Ludlum Corp.                                                   6.95%    12/15/2025        1,000       1,040,000
                                                                                                            -------------
TOTAL                                                                                                           1,588,625
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
SUPPORT - SERVICES 2.64%
Avis Budget Car Rental+                                                 7.576%#    5/15/2014   $      725   $     739,500
Hertz Corp. Class A+                                                    10.50%      1/1/2016        1,500       1,631,250
Mac-Gray Corp.                                                          7.625%     8/15/2015          725         743,125
United Rentals North America, Inc.                                       7.75%    11/15/2013        1,025       1,009,625
Williams Scotsman Inc.                                                   8.50%     10/1/2015          500         506,250
Williams Scotsman Inc.+                                                  8.50%     10/1/2015          450         455,625
                                                                                                            -------------
TOTAL                                                                                                           5,085,375
                                                                                                            -------------
TELECOMMUNICATIONS - FIXED LINE 1.41%
Eschelon Operating Co.                                                  8.375%     3/15/2010        1,050       1,010,625
Time Warner Telecommunications Holdings                                  9.25%     2/15/2014        1,600       1,714,000
                                                                                                            -------------
TOTAL                                                                                                           2,724,625
                                                                                                            -------------
TELECOMMUNICATIONS - INTEGRATED/SERVICES 4.88%
Cincinnati Bell, Inc.                                                   8.375%     1/15/2014        1,050       1,065,750
Hawaiian Telcom Communications                                          12.50%      5/1/2015        1,000       1,076,250
Hughes Network Systems LLC+                                              9.50%     4/15/2014        1,000       1,015,000
Intelsat Bermuda Ltd. (Bermuda)(a)                                       5.25%     11/1/2008        1,500       1,440,000
Telephone Co. Holdings ApS (Denmark)+(a)                                8.875%      5/1/2016          575         596,563
Qwest Communications Int'l., Inc.                                        7.25%     2/15/2011        1,100       1,094,500
Qwest Corp.                                                             7.625%     6/15/2015        2,000       2,045,000
Qwest Corp.                                                              8.16%#    6/15/2013        1,000       1,083,750
                                                                                                            -------------
TOTAL                                                                                                           9,416,813
                                                                                                            -------------
TELECOMMUNICATIONS - WIRELESS 7.29%
Airgate PCS, Inc.                                                       8.827%#   10/15/2011        3,000       3,105,000
Dobson Communications Corp.                                             9.318%#   10/15/2012        2,000       2,030,000
Nextel Communications, Inc.                                             7.375%      8/1/2015        2,000       2,062,920
Rogers Wireless, Inc. (Canada)(a)                                        8.00%     12/15/201        3,000       3,101,250
Rural Cellular Corp.+                                                  10.899%#    11/1/2012        1,300       1,361,750
UbiquiTel Operating Co.                                                 9.875%      3/1/2011        1,000       1,097,500
Wind Acquisition Finance S.A.
(Luxembourg)+(a)                                                        10.75%     12/1/2015        1,200       1,299,000
                                                                                                            -------------
TOTAL                                                                                                           14,057,42
                                                                                                            -------------
TELECOMMUNICATIONS EQUIPMENT 0.54%
Lucent Technologies Inc.                                                 6.50%     1/15/2028        1,200       1,044,000
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
THEATERS & ENTERTAINMENT 1.46%
AMC Entertainment, Inc.+                                                11.00%      2/1/2016   $    1,500   $   1,627,500
Cinemark, Inc.,
(zero coupon until 3/15/2009)**                                          9.75%     3/15/2014        1,500       1,183,125
                                                                                                            -------------
TOTAL                                                                                                           2,810,625
                                                                                                            -------------
TRANSPORTATION EXCLUDING AIR/RAIL 1.47%
Bristow Group, Inc.                                                     6.125%     6/15/2013          525         488,250
Hornbeck Offshore Services, Inc.                                        6.125%     12/1/2014        2,500       2,343,750
                                                                                                            -------------
TOTAL                                                                                                           2,832,000
                                                                                                            -------------
TOTAL HIGH YIELD CORPORATE BONDS (cost $178,823,122)                                                           178,128,99
                                                                                                            =============

                                                                                                   SHARES
                                                                                                    (000)
                                                                                               ----------
WARRANT 0.00%

CONSUMER PRODUCTS
Parmalat SpA Warrant (Italy)*+~(a) (cost $7)                                                            1               7
                                                                                                            =============
TOTAL LONG-TERM INVESTMENTS (cost $183,986,858)                                                                183,421,09
                                                                                                            =============

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
                                                                                                    (000)
                                                                                               ----------
SHORT-TERM INVESTMENT 2.59%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006,
4.40% due 6/1/2006 with State Street
Bank & Trust Co. collateralized by
$5,085,000 of Federal Home Loan
Mortgage Corp. at 5.125% due 10/24/2007;
value: $5,097,713; proceeds: $4,993,770
(cost $4,993,159)                                                                              $    4,993   $   4,993,159
                                                                                                            =============
TOTAL INVESTMENTS IN SECURITIES 97.72% (cost $188,980,017)                                                     188,414,25
                                                                                                            =============
OTHER ASSETS IN EXCESS OF LIABILITIES 2.28%                                                                     4,391,358
                                                                                                            -------------
NET ASSETS 100.00%                                                                                          $  192,805,61
                                                                                                            =============

  *  Non-income producing security.
 **  The rate shown reflects the coupon rate after the step date.
  + Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
  # Variable rate security. The interest rate represents the rate at May 31, 2006.
  ~  Fair valued security - See Note 2.
(a)  Foreign security traded in U.S. dollars.
(b)  Defaulted security. Maturity date shown represents original maturity date.
(c)  Security purchased on a when-issued basis.
GDR  Global Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 109.25%

ASSET-BACKED SECURITIES 4.20%
AmeriCredit Auto Receivables Trust 2006-1 A3                             5.11%     10/6/2010   $      600   $     595,979
BMW Vehicle Owner Trust 2005-A A3                                        4.04%     2/25/2009        1,400       1,385,507
CitiFinancial Mortgage Securities, Inc.
2004-1 AF1                                                              5.171%#    4/25/2034          193         193,495
Ford Credit Auto Owner Trust 2005-B A3                                   4.17%     1/15/2009        2,200       2,178,722
USAA Auto Owner Trust 2004-2 A3                                          3.03%     6/16/2008          350         347,721
USAA Auto Owner Trust 2005-2 A3                                          4.00%    12/15/2009          800         788,184
                                                                                                            -------------
TOTAL                                                                                                           5,489,608
                                                                                                            -------------
CORPORATE BONDS 5.14%
Berkshire Hathaway Finance Corp.                                         3.40%      7/2/2007          500         488,841
Comcast Corp.                                                            5.85%     1/15/2010          180         180,294
Exelon Corp.                                                             4.45%     6/15/2010          275         262,522
General Mills, Inc.                                                     5.125%     2/15/2007          585         583,847
Goodrich (B.F.) Co.                                                      6.60%     5/15/2009          193         197,896
Household Finance Corp.                                                  5.75%     1/30/2007        1,500       1,504,008
John Deere Capital Corp.                                                 5.40%      4/7/2010          150         148,777
Lubrizol Corp. (The)                                                    4.625%     10/1/2009          206         198,953
PG&E Corp.                                                               3.60%      3/1/2009        1,000         950,165
Potash Corp. of Saskatchewan (Canada)(a)                                7.125%     6/15/2007          775         786,140
SBC Communications, Inc.                                                 5.30%    11/15/2010          337         330,765
Scholastic Corp.                                                         5.75%     1/15/2007          450         449,861
UnitedHealth Group, Inc.                                                3.375%     8/15/2007          648         632,285
                                                                                                            -------------
TOTAL                                                                                                           6,714,354
                                                                                                            -------------
GOVERNMENT SPONSORED ENTERPRISES BOND 0.66%
Federal National Mortgage Assoc.                                         7.25%     1/15/2010          804         854,443
                                                                                                            -------------
GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 9.01%
Federal Home Loan Mortgage Corp. 1209 F                                 5.625%#    3/15/2007           43          43,138
Federal Home Loan Mortgage Corp. 1337 F                                 5.625%#    8/15/2007          125         125,282
Federal Home Loan Mortgage Corp. 1369 F                                 5.625%#    9/15/2007           77          77,594
Federal Home Loan Mortgage Corp. 1377 F                                 5.625%#    9/15/2007           21          21,235
Federal Home Loan Mortgage Corp. 1417 FC                                6.125%#   11/15/2007          850         851,837
Federal Home Loan Mortgage Corp. 1549 F                                  6.70%     7/15/2008          150         149,845

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 1551 JA                                5.675%#    7/15/2008   $        9   $       8,646
Federal Home Loan Mortgage Corp. 1564 H                                  6.50%     8/15/2008          137         137,369
Federal Home Loan Mortgage Corp. 1594 H                                  6.00%    10/15/2008          293         293,875
Federal Home Loan Mortgage Corp. 1600 FB                                 4.32%#   10/15/2008           70          69,144
Federal Home Loan Mortgage Corp. 1637 JB                                5.575%#    6/15/2023           81          80,849
Federal Home Loan Mortgage Corp. 1660 H                                  6.50%     1/15/2009           22          21,839
Federal Home Loan Mortgage Corp. 1671 JA                                5.525%#    1/15/2024          636         639,577
Federal Home Loan Mortgage Corp. 1698 H                                  6.00%     3/15/2009           54          54,094
Federal Home Loan Mortgage Corp. 1803 AB                                 6.00%    12/15/2008          201         200,877
Federal Home Loan Mortgage Corp. 2549 PF                                5.381%#    6/15/2027          129         129,610
Federal Home Loan Mortgage Corp. 2643 KG                                 4.00%     5/15/2018           62          61,526
Federal Home Loan Mortgage Corp. 2649 QA                                 3.50%     3/15/2010          115         114,826
Federal Home Loan Mortgage Corp. 2684 QM                                 3.50%     3/15/2019          699         695,171
Federal Home Loan Mortgage Corp. 2713 EC                                 3.50%     3/15/2018        1,027       1,020,694
Federal Home Loan Mortgage Corp. 2759 AU                                 3.50%     5/15/2019          449         442,102
Federal Home Loan Mortgage Corp. 2836 DG                                 5.00%     6/15/2016        2,715       2,705,411
Federal Home Loan Mortgage Corp. 2885 DK                                 3.50%    10/15/2012        1,781       1,746,921
Federal National Mortgage Assoc. 1992-141 FA                            5.594%#    8/25/2007            4           4,192
Federal National Mortgage Assoc. 1992-151 F                             5.594%#    8/25/2007          243         243,713
Federal National Mortgage Assoc. 1992-196 F                             5.594%#   11/25/2007          140         139,396
Federal National Mortgage Assoc. 1993-41 PH                              6.00%     3/25/2023           88          87,428
Federal National Mortgage Assoc. 1993-93 FC                             4.474%#    5/25/2008           26          25,333
Federal National Mortgage Assoc.
1993-124 E PO                                                     Zero Coupon     10/25/2022            7           7,146
Federal National Mortgage Assoc. 1993-196 F                             5.544%#   10/25/2008          169         169,360
Federal National Mortgage Assoc. 1993-231 M                              6.00%    12/25/2008          294         293,903
Federal National Mortgage Assoc. 1994-33 H                               6.00%     3/25/2009          173         173,450
Federal National Mortgage Assoc. 1994-89 FA                             5.544%#    3/25/2009           34          34,204
Federal National Mortgage Assoc. 2003-54 TH                              3.50%     5/25/2009            8           8,019
Federal National Mortgage Assoc. 2003-65 PG                              3.00%    10/25/2031          515         502,739
Federal National Mortgage Assoc. 2003-81 MG                              2.00%    12/25/2016           24          24,131
Federal National Mortgage Assoc. 2003-84 GA                              4.50%     4/25/2009           26          25,680
Federal National Mortgage Assoc. 2003-113 PG                             3.50%     2/25/2009          303         301,868
Federal National Mortgage Assoc. G93-11 FA                              5.494%#   12/25/2008           28          27,576
                                                                                                            -------------
TOTAL                                                                                                          11,759,600
                                                                                                            -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 46.07%
Federal Home Loan Mortgage Corp.                                         4.20%#     1/1/2034   $    2,961   $   2,874,730
Federal Home Loan Mortgage Corp. Gold(b)                                 5.00%           TBA        5,330       5,145,113
Federal Home Loan Mortgage Corp. Gold(b)                                 5.50%           TBA        7,180       7,067,813
Federal Home Loan Mortgage Corp. 1B2778                                 4.325%#     2/1/2035        1,803       1,774,879
Federal Home Loan Mortgage Corp. A13484                                  7.00%      9/1/2033          124         127,264
Federal Home Loan Mortgage Corp. B18275                                  5.00%      4/1/2020        2,055       1,984,982
Federal Home Loan Mortgage Corp. B19070                                  5.50%      2/1/2020        2,800       2,759,549
Federal Home Loan Mortgage Corp. B19840                                  5.00%      8/1/2020        1,536       1,483,954
Federal Home Loan Mortgage Corp. C00742                                  6.50%      4/1/2029          465         473,012
Federal Home Loan Mortgage Corp. C66164                                  7.00%      4/1/2032          174         178,772
Federal Home Loan Mortgage Corp. C67868                                  7.00%      6/1/2032           76          78,171
Federal Home Loan Mortgage Corp. E00565                                  6.00%      8/1/2013          201         201,657
Federal Home Loan Mortgage Corp. E01386                                  5.00%      6/1/2018          257         249,152
Federal Home Loan Mortgage Corp. E01488                                  5.00%     10/1/2018          534         517,442
Federal Home Loan Mortgage Corp. E01490                                  5.00%     11/1/2018          314         304,372
Federal Home Loan Mortgage Corp. E77065                                  6.50%      5/1/2014           22          22,441
Federal Home Loan Mortgage Corp. G11742                                  5.00%      7/1/2020          840         812,809
Federal Home Loan Mortgage Corp. G11769                                  5.00%     10/1/2020          668         645,453
Federal Home Loan Mortgage Corp. G18022                                  5.50%     11/1/2019        1,498       1,476,545
Federal Home Loan Mortgage Corp. G18083                                  5.50%     11/1/2020       10,057       9,906,735
Federal Home Loan Mortgage Corp. G18090                                  5.50%     12/1/2020        6,117       6,025,164
Federal Home Loan Mortgage Corp. J00329                                  5.50%     11/1/2020          954         939,934
Federal Home Loan Mortgage Corp. J01055                                  5.50%      1/1/2021        4,087       4,024,407
Federal Home Loan Mortgage Corp. J01072                                  5.50%      1/1/2021        2,262       2,227,800
Federal Home Loan Mortgage Corp. J01270                                  5.50%      2/1/2021        1,274       1,254,078
Federal Home Loan Mortgage Corp. J01305                                  5.50%      3/1/2021          412         405,445
Federal National Mortgage Assoc.                                        3.872%#    11/1/2034          788         778,790
Federal National Mortgage Assoc.                                        4.561%#     7/1/2035        1,443       1,424,832
Federal National Mortgage Assoc.                                        5.102%#     2/1/2032           46          45,160
Federal National Mortgage Assoc.                                         5.50%      3/1/2034          294         284,534
Federal National Mortgage Assoc.                                         5.50%      7/1/2035        1,680       1,620,090
Federal National Mortgage Assoc.                                         6.00%      7/1/2014          133         134,220
Federal National Mortgage Assoc.                                         6.19%      9/1/2008           99          99,575
Federal National Mortgage Assoc.                                         6.34%      1/1/2008           25          25,178
Federal National Mortgage Assoc.                                         6.43%      1/1/2008           27          26,857
Federal National Mortgage Assoc.(b)                                      6.50%           TBA        1,945       1,960,803

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                     INTEREST       MATURITY       AMOUNT
INVESTMENTS                                                              RATE           DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                         6.50%     12/1/2007   $        4   $       4,256
Federal National Mortgage Assoc.                                         6.50%      4/1/2011           46          46,355
Federal National Mortgage Assoc.                                         6.50%      8/1/2013           64          65,344
Federal National Mortgage Assoc.                                         6.50%      6/1/2015          607         616,921
Federal National Mortgage Assoc.                                         6.62%     10/1/2007           71          71,859
                                                                                                            -------------
TOTAL                                                                                                          60,166,447
                                                                                                            -------------
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 7.34%
Banc of America Commercial Mortgage 2005-1 A2                            4.64%    11/10/2042          820         808,504
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-T12 A1                                             2.96%     8/13/2039          961         926,284
JPMorgan Chase Commercial Mortgage
Securities, Inc. 2002-C1 A2                                             4.914%     7/12/2037        1,500       1,473,949
LB-UBS Commercial Mortgage Trust 2004-C1 A1                             2.964%     1/15/2029        3,629       3,474,236
Morgan Stanley Capital I 2004-IQ7 A1                                     4.03%     6/15/2038          668         650,235
Morgan Stanley Capital I 2005-HQ5 A1                                    4.517%     1/14/2042          724         708,716
Wachovia Bank Commercial
Mortgage Trust 2003-C8 A2                                               3.894%    11/15/2035        1,600       1,541,964
                                                                                                            -------------
TOTAL                                                                                                           9,583,888
                                                                                                            -------------
PASS-THROUGH AGENCIES 0.17%
Government National Mortgage Assoc.                                      4.50%#    9/20/2031           59          58,644
Government National Mortgage Assoc.                                     5.125%#   11/20/2020           24          24,444
Government National Mortgage Assoc.                                     5.125%#   11/20/2027           14          13,914
Government National Mortgage Assoc.                                     5.125%#   12/20/2027           18          18,513
Government National Mortgage Assoc.                                     5.625%#    1/20/2018           45          45,192
Government National Mortgage Assoc.                                      7.00%     4/15/2028           21          21,412
Government National Mortgage Assoc.                                      7.50%     2/15/2016           12          12,410
Government National Mortgage Assoc.                                     10.50%     3/15/2019           17          18,975
Government National Mortgage Assoc.                                     10.50%     9/15/2019            2           2,365
Government National Mortgage Assoc.                                     10.50%    10/15/2020           10          10,488
                                                                                                            -------------
TOTAL                                                                                                             226,357
                                                                                                            -------------
U.S. TREASURY OBLIGATIONS 36.66%
U.S. Treasury Note                                                       3.00%    11/15/2007       28,102      27,305,055
U.S. Treasury Note                                                      3.125%     1/31/2007       15,024      14,833,856
U.S. Treasury Note                                                      3.625%     4/30/2007        4,730       4,668,846
U.S. Treasury Note                                                      4.375%    12/15/2010        1,099       1,070,066
                                                                                                            -------------
TOTAL                                                                                                          47,877,823
                                                                                                            -------------
TOTAL LONG-TERM INVESTMENTS (cost $144,264,316)                                                                142,672,52
                                                                                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
INVESTMENTS                                                                                         (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 5.39%

REPURCHASE AGREEMENT

Repurchase Agreement dated 5/31/2006,
4.95% due 6/1/2006 with J.P. Morgan Chase &
Co. collateralized by $7,120,000
of Federal National Mortgage
Assoc. at 4.875% due 8/27/2007;
value: $7,169,336; proceeds: $7,033,967
(cost $7,033,000)                                                                              $    7,033   $   7,033,000
                                                                                                            =============
TOTAL INVESTMENTS IN SECURITIES 114.64% (cost $151,297,316)                                                   149,705,520
                                                                                                            =============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (14.64%)                                                       (19,116,881)
                                                                                                            -------------
NET ASSETS 100.00%                                                                                          $ 130,588,639
                                                                                                            =============

  # Variable rate security. The interest rate represents the rate at May 31, 2006.
(a)  Foreign security traded in U.S. dollars.
(b) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
 PO  Principal Only.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                   INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                            RATE             DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 109.38%

GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 6.14%
Federal Home Loan Mortgage Corp. 73 G IO                            1095.35%(b)    10/15/202   $        1   $       1,479
Federal Home Loan Mortgage Corp. 141 A PO                       Zero Coupon         7/1/2022           68          57,381
Federal Home Loan Mortgage Corp. 181 F IO                            494.14%(b)    8/15/2021            7           8,322
Federal Home Loan Mortgage Corp. 1020 S IO                          900.95%#(b)    12/15/202            1             807
Federal Home Loan Mortgage Corp. 1032 IO                            544.714%(b)    12/15/202            1           1,823
Federal Home Loan Mortgage Corp. 1046 I IO                          1009.00%(b)    2/15/2021            1             992
Federal Home Loan Mortgage Corp. 1049 N IO                          1010.50%(b)    2/15/2021            2           3,295
Federal Home Loan Mortgage Corp. 1058 I IO                          1008.50%(b)    4/15/2021           --(a)          663
Federal Home Loan Mortgage Corp. 1059 U IO                           409.00%(b)    4/15/2021            1           1,241
Federal Home Loan Mortgage Corp. 1066 S IO                         1195.607%(b)    4/15/2021            1           2,715
Federal Home Loan Mortgage Corp. 1082 D IO                          1007.78%(b)    5/15/2021            3           5,586
Federal Home Loan Mortgage Corp. 1095 A PO                      Zero Coupon        6/15/2021           81          80,766
Federal Home Loan Mortgage Corp. 1137 M IO                         1185.497%(b)    9/15/2021            1           1,176
Federal Home Loan Mortgage Corp. 1148 F PO                      Zero Coupon        10/15/202          177         175,994
Federal Home Loan Mortgage Corp. 1180 G IO                          1008.40%(b)    11/15/202           --(a)          480
Federal Home Loan Mortgage Corp. 1200 IB IO                         1007.00%(b)    2/15/2022           --(a)          190
Federal Home Loan Mortgage Corp. 1241 X IO                          982.654%(b)    4/15/2022           --(a)          411
Federal Home Loan Mortgage Corp. 1363 B PO                      Zero Coupon        8/15/2022          215         213,419
Federal Home Loan Mortgage Corp. 1364 A                               5.575%#      9/15/2007            5           4,588
Federal Home Loan Mortgage Corp. 1372 C PO                      Zero Coupon        9/15/2022          126         105,479
Federal Home Loan Mortgage Corp. 2621 TC                               3.00%       1/15/2026        1,666       1,593,961
Federal Home Loan Mortgage Corp. 2630 AN                               3.50%      11/15/2015          202         201,404
Federal Home Loan Mortgage Corp. 2676 LT                               3.00%       4/15/2017        2,708       2,694,077
Federal Home Loan Mortgage Corp. 2684 QM                               3.50%       3/15/2019          262         260,689
Federal Home Loan Mortgage Corp. 2707 XK                               4.00%       3/15/2011          741         739,052
Federal Home Loan Mortgage Corp. 2713 EC                               3.50%       3/15/2018        4,322       4,296,528
Federal Home Loan Mortgage Corp. 2759 AU                               3.50%       5/15/2019        5,831       5,744,181
Federal Home Loan Mortgage Corp. 2836 DG                               5.00%       6/15/2016       16,358      16,297,656
Federal National Mortgage Assoc. 94 2 IO                               9.50%        8/1/2021           34           9,226
Federal National Mortgage Assoc. 133 1 PO                       Zero Coupon        4/25/2022           13          11,038
Federal National Mortgage Assoc. 1991-158 E IO                      1008.00%#(b)  12/25/2021            1          16,081
Federal National Mortgage Assoc. 1994-33 H                             6.00%       3/25/2009        2,508       2,510,688
Federal National Mortgage Assoc. 2003-54 PB                            4.00%       9/25/2017            7           6,566
Federal National Mortgage Assoc. 2003-84 GA                            4.50%       4/25/2009          185         184,897

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                   INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                            RATE             DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 2003-84 PL                              3.50%     4/25/2018   $    1,551   $   1,540,728
Federal National Mortgage Assoc. 2003-86 NA                              4.00%     2/25/2013        1,136       1,115,468
Federal National Mortgage Assoc. 2003-122 OP                             3.50%     9/25/2009          520         517,109
Federal National Mortgage Assoc. 2003-129 MA                             4.00%    12/25/2012        2,057       2,043,735
Federal National Mortgage Assoc. 2004-81 KA                              4.50%     5/25/2012        1,913       1,893,501
                                                                                                            -------------
TOTAL                                                                                                          42,343,392
                                                                                                            -------------
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 83.62%
Federal Home Loan Mortgage Corp.                                         4.20%#     1/1/2034        8,478       8,231,393
Federal Home Loan Mortgage Corp. Gold(c)                                 5.00%           TBA        5,285       5,101,674
Federal Home Loan Mortgage Corp. Gold(c)                                 5.50%           TBA       62,415      60,442,444
Federal Home Loan Mortgage Corp. Gold(c)                                 6.50%           TBA       12,770      12,889,719
Federal Home Loan Mortgage Corp. 1B2778                                 4.325%#     2/1/2035        5,376       5,291,748
Federal Home Loan Mortgage Corp. A13484                                  7.00%      9/1/2033        1,447       1,487,298
Federal Home Loan Mortgage Corp. B10459                                  5.50%     10/1/2018        3,378       3,331,751
Federal Home Loan Mortgage Corp. B15593                                  5.50%      7/1/2019        6,447       6,354,371
Federal Home Loan Mortgage Corp. B16574                                  5.00%      9/1/2019       17,208      16,643,162
Federal Home Loan Mortgage Corp. B18677                                  5.00%      1/1/2020        1,372       1,325,087
Federal Home Loan Mortgage Corp. C01329                                  7.00%      3/1/2032          717         736,425
Federal Home Loan Mortgage Corp. C01345                                  7.00%      4/1/2032        2,278       2,337,531
Federal Home Loan Mortgage Corp. C01367                                  7.00%      5/1/2032          944         969,012
Federal Home Loan Mortgage Corp. E84922                                  6.00%      8/1/2016          390         393,500
Federal Home Loan Mortgage Corp. E88194                                  6.00%      2/1/2017          360         363,110
Federal Home Loan Mortgage Corp. E89593                                  6.00%      5/1/2017          611         616,234
Federal Home Loan Mortgage Corp. G01391                                  7.00%      4/1/2032          981       1,007,637
Federal Home Loan Mortgage Corp. G11300                                  6.00%      8/1/2017          579         583,800
Federal Home Loan Mortgage Corp. G11742                                  5.00%      7/1/2020        4,642       4,489,846
Federal Home Loan Mortgage Corp. G11769                                  5.00%     10/1/2020        3,635       3,510,205
Federal Home Loan Mortgage Corp. G11880                                  5.00%     12/1/2020        8,942       8,636,535
Federal Home Loan Mortgage Corp. G11981                                  5.00%      4/1/2021        8,550       8,254,915
Federal Home Loan Mortgage Corp. G11994                                  5.50%      5/1/2021       24,000      23,633,383
Federal Home Loan Mortgage Corp. G18045                                  5.00%      3/1/2020        4,022       3,884,715
Federal Home Loan Mortgage Corp. G18048                                  5.00%      4/1/2020        4,046       3,907,355
Federal Home Loan Mortgage Corp. G18082                                  5.00%     11/1/2020        4,308       4,160,425
Federal Home Loan Mortgage Corp. G18110                                  5.50%      4/1/2021       11,115      10,944,697
Federal Home Loan Mortgage Corp. G18114                                  5.50%      5/1/2021        4,180       4,116,147
Federal Home Loan Mortgage Corp. J01270                                  5.50%      2/1/2021        1,017       1,001,318

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                   INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                            RATE             DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. J01305                                  5.50%      3/1/2021   $    6,274   $   6,178,215
Federal Home Loan Mortgage Corp. J01531                                  5.50%      4/1/2021        4,902       4,827,356
Federal Home Loan Mortgage Corp. J01844                                  5.50%      5/1/2021       10,000       9,847,243
Federal Home Loan Mortgage Corp. J01887                                  5.50%      5/1/2021        6,000       5,908,346
Federal Home Loan Mortgage Corp. J01920                                  5.50%      6/1/2021        5,400       5,317,511
Federal Home Loan Mortgage Corp. J05928                                  5.50%      3/1/2021       11,607      11,429,383
Federal National Mortgage Assoc.                                        3.872%#    11/1/2034        3,169       3,131,271
Federal National Mortgage Assoc.                                        4.561%#     7/1/2035        7,449       7,356,694
Federal National Mortgage Assoc.(c)                                      5.50%           TBA          660         635,662
Federal National Mortgage Assoc.                                         5.50%     11/1/2025        1,305       1,266,501
Federal National Mortgage Assoc.                                         5.50%      2/1/2034        6,610       6,392,053
Federal National Mortgage Assoc.                                         5.50%      3/1/2034          341         329,911
Federal National Mortgage Assoc.                                         5.50%      4/1/2034        5,081       4,914,116
Federal National Mortgage Assoc.                                         5.50%     11/1/2034       12,268      11,850,614
Federal National Mortgage Assoc.                                         5.50%      2/1/2035       29,831      28,814,943
Federal National Mortgage Assoc.                                         5.50%      3/1/2035       42,724      41,188,613
Federal National Mortgage Assoc.                                         5.50%      7/1/2035        7,401       7,134,517
Federal National Mortgage Assoc.                                         5.50%      8/1/2035        6,697       6,456,558
Federal National Mortgage Assoc.                                         5.50%     10/1/2035       63,082      60,814,135
Federal National Mortgage Assoc.                                         5.50%      1/1/2036       11,235      10,831,158
Federal National Mortgage Assoc.                                         5.50%      2/1/2036        2,335       2,251,069
Federal National Mortgage Assoc.                                         5.50%      3/1/2036        5,548       5,348,629
Federal National Mortgage Assoc.                                         5.50%      4/1/2036       89,578      86,297,230
Federal National Mortgage Assoc.                                         5.50%      5/1/2036        3,200       3,082,788
Federal National Mortgage Assoc.(c)                                      6.50%           TBA       24,810      25,011,581
Federal National Mortgage Assoc.                                         6.50%      1/1/2036       15,420      15,570,541
                                                                                                            -------------
TOTAL                                                                                                         576,832,075
                                                                                                            -------------
PASS-THROUGH AGENCIES 0.34%
Government National Mortgage Assoc.                                      7.00%     8/15/2027        2,302       2,382,967
                                                                                                            -------------
U.S. TREASURY OBLIGATIONS 19.28%
U.S. Treasury Note                                                       4.25%     8/15/2013       27,509      26,128,186
U.S. Treasury Note                                                      4.375%    12/15/2010        4,413       4,296,814
U.S. Treasury Note                                                      4.875%     2/15/2012       87,308      86,625,950
U.S. Treasury Strips                                              Zero Coupon      8/15/2020       34,022      15,915,832
                                                                                                            -------------
TOTAL                                                                                                         132,966,782
                                                                                                            -------------
TOTAL LONG-TERM INVESTMENTS (cost $764,738,463)                                                               754,525,216
                                                                                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2006

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
INVESTMENTS                                                                                         (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 20.07%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 5/31/2006,
4.95% due 6/1/2006 with J.P. Morgan Chase &
Co. collateralized by $136,232,000
of Federal Home Loan Mortgage Corp. at 4.50%
to 6.75% due from 7/15/2013 to 9/15/2029;
value: $140,099,805; proceeds: 137,496,903                                                     $  137,478   $ 137,478,000

Repurchase Agreement dated 5/31/2006,
4.40% due 6/1/2006 with State Street Bank &
Trust Co. collateralized by $985,000
of Federal Home Loan Mortgage Corp. at
4.25% due 5/23/2008; value: $966,531;
proceeds: $945,721                                                                                    946         945,605
                                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (cost $138,423,605)                                                              138,423,605
                                                                                                            =============
TOTAL INVESTMENTS IN SECURITIES 129.45% (cost $903,162,068)                                                   892,948,821
                                                                                                            =============
LIABILITIES IN EXCESS OF OTHER ASSETS (29.45%)                                                               (203,144,084)
                                                                                                            -------------
NET ASSETS 100.00%                                                                                          $ 689,804,737
                                                                                                            =============

  # Variable rate security. The interest rate represents the rate at May 31, 2006.
(a)  Amount represents less than $1,000.
(b) IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
(c) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
 IO  Interest Only.
 PO  Principal Only.

TBA SALE COMMITMENT

                                                                                                PRINCIPAL
                                                                   INTEREST         MATURITY       AMOUNT
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH                          RATE             DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                         5.50%           TBA   $    5,650   $   5,441,656
                                                                                                            -------------
TOTAL (Proceeds $5,456,648)

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

                                                                  CONVERTIBLE        HIGH YIELD
                                                                         FUND              FUND
ASSETS:
Investments in securities, at cost                             $  218,474,018    $  183,986,858
-----------------------------------------------------------------------------------------------
Investments in securities, at value                            $  239,453,010    $  183,421,099
Repurchase agreements, at cost and value                           10,703,047         4,993,159
Receivables:
  Interest and dividends                                            1,157,118         3,841,786
  Investment securities sold                                        5,822,405         2,430,224
Capital shares sold                                                 1,240,612         1,408,970
Prepaid expenses and other assets                                      51,757            45,847
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      258,427,949       196,141,085
-----------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                           -         2,674,858
  Capital shares reacquired                                           620,102           279,052
  Management fee                                                      150,632            97,583
  12b-1 distribution fees                                             105,846            87,986
  Fund administration                                                   8,608             6,562
  Trustees' fees                                                       15,508            33,161
  To affiliate                                                              -             1,806
Accrued expenses and other liabilities                                 73,222           154,461
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     973,918         3,335,469
===============================================================================================
NET ASSETS                                                     $  257,454,031    $  192,805,616
===============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $  236,396,426    $  196,371,505
Distributions in excess of net investment income                   (3,063,772)         (224,958)
Accumulated net realized gain (loss) on investments                 3,142,385        (2,775,172)
Net unrealized appreciation (depreciation) on investments          20,978,992          (565,759)
-----------------------------------------------------------------------------------------------
NET ASSETS                                                     $  257,454,031    $  192,805,616
===============================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $  110,433,053    $  101,994,817
Class B Shares                                                 $   17,594,947    $   37,559,303
Class C Shares                                                 $   69,669,498    $   30,072,629
Class P Shares                                                 $      174,004    $        7,317
Class Y Shares                                                 $   59,582,529    $   23,171,550
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
  AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                      9,249,257        12,826,026
Class B Shares                                                      1,478,955         4,740,877
Class C Shares                                                      5,859,574         3,797,740
Class P Shares                                                         14,539               916
Class Y Shares                                                      4,974,101         2,906,327
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $        11.94    $         7.95
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                 $        12.54    $         8.35
Class B Shares-Net asset value                                 $        11.90    $         7.92
Class C Shares-Net asset value                                 $        11.89    $         7.92
Class P Shares-Net asset value                                 $        11.97    $         7.99
Class Y Shares-Net asset value                                 $        11.98    $         7.97
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
MAY 31, 2006

                                                                           LIMITED DURATION    U.S. GOV'T & GOV'T
                                                                         U.S. GOV'T & GOV'T             SPONSORED
                                                                             SPONSORED FUND      ENTERPRISES FUND
ASSETS:
Investments in securities, at cost                                       $      144,264,316    $      759,281,815
-----------------------------------------------------------------------------------------------------------------
Investments in securities, at value                                      $      142,672,520    $      749,083,560
Repurchase agreements, at cost and value                                          7,033,000           138,423,605
Cash                                                                                 43,784                     -
Receivables:
  Interest and dividends                                                            737,117             4,272,159
  Investment securities sold                                                      3,291,956           100,390,687
  Capital shares sold                                                               689,209               203,555
  From advisor                                                                       19,232                53,169
Prepaid expenses and other assets                                                    24,523                34,734
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    154,511,341           992,461,469
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Reverse repurchase agreement                                                              -            82,634,115
TBA sale commitments at fair value                                                        -             5,441,656
Payables:
  Investment securities purchased                                                23,027,675           209,515,286
  Capital shares reacquired                                                         316,677               802,502
  Management fee                                                                     38,423               301,673
  12b-1 distribution fees                                                            84,584               275,749
  Fund administration                                                                 4,487                24,169
  Trustees' fees                                                                     15,437             1,113,338
  To affiliate                                                                        1,633                     -
Distributions payable                                                               347,270             2,079,289
Accrued expenses and other liabilities                                               86,516               468,955
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                23,922,702           302,656,732
=================================================================================================================
NET ASSETS                                                               $      130,588,639    $      689,804,737
=================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $      141,883,682    $      813,263,120
Distributions in excess of net investment income                                   (212,530)           (2,051,190)
Accumulated net realized loss on investments                                     (9,490,717)         (111,208,938)
Net unrealized depreciation on investments                                       (1,591,796)          (10,198,255)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $      130,588,639    $      689,804,737
=================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $       82,082,929    $      596,700,830
Class B Shares                                                           $        6,750,118    $       36,004,394
Class C Shares                                                           $       41,345,250    $       55,960,076
Class Y Shares                                                           $          410,342    $        1,139,437
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
  AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                   19,371,865           238,401,506
Class B Shares                                                                    1,589,884            14,382,808
Class C Shares                                                                    9,693,410            22,272,507
Class Y Shares                                                                       96,850               455,604
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $             4.24    $             2.50
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25% and 4.75%, respectively)   $             4.38    $             2.62
Class B Shares-Net asset value                                           $             4.25    $             2.50
Class C Shares-Net asset value                                           $             4.27    $             2.51
Class Y Shares-Net asset value                                           $             4.24    $             2.50
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                          CONVERTIBLE        HIGH YIELD
                                                                                 FUND              FUND
INVESTMENT INCOME:
Dividends                                                              $    1,135,756    $       16,875
Interest                                                                       54,183         7,414,086
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     1,189,939         7,430,961
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                               878,515           584,595
12b-1 distribution plan-Class A                                               186,978           179,645
12b-1 distribution plan-Class B                                                87,823           196,932
12b-1 distribution plan-Class C                                               347,064           163,901
12b-1 distribution plan-Class P                                                   328                16
Shareholder servicing                                                         128,617           171,472
Professional                                                                   27,599            25,968
Reports to shareholders                                                        23,900            19,168
Fund administration                                                            50,201            38,973
Custody                                                                        14,729            10,464
Trustees' fees                                                                  4,513             3,622
Registration                                                                   53,751            47,286
Subsidy (See Note 3)                                                                -             9,511
Other                                                                           3,052             3,044
-------------------------------------------------------------------------------------------------------
Gross expenses                                                              1,807,070         1,454,597
  Expense reductions (See Note 7)                                              (3,635)           (6,719)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                1,803,435         1,447,878
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (613,496)        5,983,083
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                    11,263,280          (277,380)
Net change in unrealized appreciation (depreciation) on investments        (1,778,755)        1,346,057
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                            9,484,525         1,068,677
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $    8,871,029    $    7,051,760
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                        LIMITED DURATION    U.S. GOV'T & GOV'T
                                                                      U.S. GOV'T & GOV'T             SPONSORED
                                                                          SPONSORED FUND      ENTERPRISES FUND
INVESTMENT INCOME:
Interest                                                              $        3,043,100    $       19,613,782
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        3,043,100            19,613,782
--------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                  269,989             1,857,871
12b-1 distribution plan-Class A                                                  148,379             1,121,757
12b-1 distribution plan-Class B                                                   34,912               205,410
12b-1 distribution plan-Class C                                                  216,081               297,598
Shareholder servicing                                                            111,807               515,834
Professional                                                                      23,010                16,821
Reports to shareholders                                                            8,415                71,206
Fund administration                                                               26,999               148,630
Custody                                                                           19,829                25,190
Trustees' fees                                                                     2,602                14,596
Registration                                                                      27,104                30,573
Other                                                                              2,886                 7,436
--------------------------------------------------------------------------------------------------------------
Gross expenses                                                                   892,013             4,312,922
  Interest expense (See Note 2)                                                    1,387               170,776
  Expense reductions (See Note 7)                                                 (3,498)              (19,807)
  Expenses assumed by advisor (See Note 3)                                      (114,505)             (252,647)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     775,397             4,211,244
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          2,267,703            15,402,538
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and TBA sale commitments                (981,944)           (4,327,851)
Net change in unrealized appreciation (depreciation) on investments             (374,845)          (12,081,357)
==============================================================================================================
NET REALIZED AND UNREALIZED LOSS                                              (1,356,789)          (16,409,208)
==============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $          910,914    $       (1,006,670)
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                         CONVERTIBLE        HIGH YIELD
INCREASE (DECREASE) IN NET ASSETS                                               FUND              FUND
OPERATIONS:
Net investment income (loss)                                          $     (613,496)   $    5,983,083
Net realized gain (loss) on investments                                   11,263,280          (277,380)
Net change in unrealized appreciation (depreciation) on investments       (1,778,755)        1,346,057
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       8,871,029         7,051,760
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                 (1,243,080)       (3,621,599)
  Class B                                                                   (151,515)       (1,274,743)
  Class C                                                                   (603,377)       (1,068,491)
  Class P                                                                     (1,404)             (251)
  Class Y                                                                   (760,515)         (705,902)
Net realized gain
  Class A                                                                          -          (636,716)
  Class B                                                                          -          (249,519)
  Class C                                                                          -          (211,798)
  Class P                                                                          -               (46)
  Class Y                                                                          -          (100,977)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (2,759,891)       (7,870,042)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         36,326,770        26,077,445
Reinvestment of distributions                                              1,777,105         5,543,571
Cost of shares reacquired                                                (29,699,363)      (33,227,828)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                8,404,512        (1,606,812)
======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                     14,515,650        (2,425,094)
======================================================================================================
NET ASSETS:
Beginning of period                                                      242,938,381       195,230,710
------------------------------------------------------------------------------------------------------
END OF PERIOD                                                         $  257,454,031    $  192,805,616
======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                      $   (3,063,772)   $     (224,958)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                        LIMITED DURATION    U.S. GOV'T & GOV'T
                                                                      U.S. GOV'T & GOV'T             SPONSORED
DECREASE IN NET ASSETS                                                    SPONSORED FUND      ENTERPRISES FUND
OPERATIONS:
Net investment income                                                 $        2,267,703    $       15,402,538
Net realized gain (loss) on investments and TBA sale
  commitments                                                                   (981,944)           (4,327,851)
Net change in unrealized appreciation (depreciation) on investments             (374,845)          (12,081,357)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                910,914            (1,006,670)
===============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (1,657,528)          (13,158,677)
  Class B                                                                       (114,728)             (698,704)
  Class C                                                                       (708,206)           (1,016,463)
  Class Y                                                                         (8,132)              (28,454)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (2,488,594)          (14,902,298)
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             20,025,842            19,328,087
Reinvestment of distributions                                                  1,810,875            10,383,970
Cost of shares reacquired                                                    (31,039,789)         (120,024,648)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   (9,203,072)          (90,312,591)
===============================================================================================================
NET DECREASE IN NET ASSETS                                                   (10,780,752)         (106,221,559)
===============================================================================================================
NET ASSETS:
Beginning of period                                                          141,369,391           796,026,296
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                         $      130,588,639    $      689,804,737
===============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                      $         (212,530)   $       (2,051,190)
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                  CONVERTIBLE        HIGH YIELD
INCREASE (DECREASE) IN NET ASSETS                                        FUND              FUND
OPERATIONS:
Net investment income (loss)                                   $     (565,216)   $   12,502,327
Net realized gain (loss) on investments                              (237,921)        3,426,050
Net change in unrealized appreciation (depreciation)
  on investments and translation of assets and liabilities
  denominated in foreign currencies                                13,191,450       (12,434,371)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               12,388,313         3,494,006
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                          (2,229,619)       (7,311,518)
  Class B                                                            (285,675)       (2,819,517)
  Class C                                                          (1,274,404)       (2,521,079)
  Class P                                                              (3,561)             (276)
  Class Y                                                            (778,819)         (772,497)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (4,572,078)      (13,424,887)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                 103,245,879        65,946,823
Reinvestment of distributions                                       2,852,280         8,886,894
Cost of shares reacquired                                         (58,178,026)      (80,961,026)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                        47,920,133        (6,127,309)
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              55,736,368       (16,058,190)
===============================================================================================
NET ASSETS:
Beginning of year                                                 187,202,013       211,288,900
-----------------------------------------------------------------------------------------------
END OF YEAR                                                    $  242,938,381    $  195,230,710
===============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $      309,615    $      462,945
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                 LIMITED DURATION    U.S. GOV'T & GOV'T
                                                               U.S. GOV'T & GOV'T             SPONSORED
DECREASE IN NET ASSETS                                             SPONSORED FUND      ENTERPRISES FUND
OPERATIONS:
Net investment income                                          $        3,831,673    $       29,905,629
Net realized gain (loss) on investments, futures contracts
  and TBA sale commitments                                             (1,777,538)           (4,501,616)
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                    (1,082,536)           (7,204,775)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      971,599            18,199,238
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                              (3,193,653)          (27,692,457)
  Class B                                                                (209,026)           (1,575,016)
  Class C                                                              (1,546,477)           (2,080,382)
  Class Y                                                                 (13,875)              (53,977)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (4,963,031)          (31,401,832)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      54,512,212            41,296,864
Reinvestment of distributions                                           3,330,311            21,973,553
Cost of shares reacquired                                             (66,292,315)         (178,421,492)
-------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                            (8,449,792)         (115,151,075)
=======================================================================================================
NET DECREASE IN NET ASSETS                                            (12,441,224)         (128,353,669)
=======================================================================================================
NET ASSETS:
Beginning of year                                                     153,810,615           924,379,965
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                    $      141,369,391    $      796,026,296
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS) OF
  NET INVESTMENT INCOME                                        $            8,361    $       (2,551,430)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                    LIMITED DURATION    U.S. GOV'T & GOV'T
                                                                  U.S. GOV'T & GOV'T             SPONSORED
INCREASE (DECREASE) IN CASH                                           SPONSORED FUND      ENTERPRISES FUND
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations   $          910,914    $       (1,006,670)
                                                                  ------------------    ------------------
ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Purchases of long-term portfolio investments                            (259,708,430)       (2,547,950,307)
Proceeds from disposition of long-term portfolio investments
  and principal paydowns                                                 265,864,361         2,615,985,399
Purchases of short-term portfolio investments, net                          (734,000)          (50,637,636)
Decrease (Increase) in interest receivable                                   410,964            (1,071,285)
Decrease in receivable for investments sold                               12,533,753           160,044,768
Decrease (Increase) in receivable from advisor                                   712                (9,693)
Decrease (Increase) in prepaid expenses and other assets                       3,326                (6,847)
Increase (Decrease) in TBA sale commitments                                 (557,761)            5,456,648
Decrease in payable for investments purchased                             (7,636,576)         (173,623,222)
Decrease in management fee payable                                            (2,303)              (30,292)
Increase (Decrease) in 12b-1 distribution fee payable                          1,441               (27,654)
Decrease in fund administration fee payable                                     (230)               (2,423)
Increase (Decrease) in Trustees' fee payable                                   1,683                (7,736)
Increase in payable to affiliate                                               1,633                     -
Decrease in accrued expenses and other liabilities                              (946)              (90,508)
Net premium amortization on investments                                         (386)           (1,018,843)
Unrealized (appreciation) depreciation on investments                        374,845            12,081,357
Net realized (gain) loss on investments
  and TBA sale commitments                                                   981,944             4,327,851
----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                 12,444,944            22,412,907
==========================================================================================================
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES*:
Proceeds from shares sold                                                 19,927,526            19,234,514
Payment on shares redeemed                                               (31,734,789)         (120,463,532)
Cash dividends paid                                                         (716,151)           (4,597,517)
Net borrowing (repayment) of reverse repurchase agreements                         -            82,783,993
Purchase of mortgage dollar roll transactions                            (89,138,865)         (554,351,977)
Proceeds from sales of mortgage dollar roll transactions                  89,201,145           554,981,612
==========================================================================================================
NET CASH PROVIDED BY FINANCING ACTIVITIES                                (12,461,134)          (22,412,907)
==========================================================================================================
NET INCREASE (DECREASE) IN CASH                                              (16,190)                    -
==========================================================================================================
CASH AT BEGINNING OF PERIOD                                                   59,974                     -
CASH AT END OF PERIOD                                             $           43,784    $                -
==========================================================================================================

* Non cash financing activities not included herein consist of reinvestment of distributions of $1,810,875 for Limited Duration Fund and $10,383,970 for U.S. Government Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONVERTIBLE FUND

                                                       SIX MONTHS
                                                          ENDED            YEAR ENDED 11/30       6/23/2003(a)
                                                        5/31/2006       ----------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.64      $   11.23     $  10.76    $      10.00
                                                       ===========      =========     ========    ============
  Unrealized depreciation on investments                                                                  (.02)
                                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $       9.98
                                                                                                  ============
Investment operations:
  Net investment income (loss)(b)                             (.02)          (.01)         .02             .05
  Net realized and unrealized gain                             .46            .69          .71             .75
                                                       -----------      ---------     --------    ------------
    Total from investment operations                           .44            .68          .73             .80
                                                       -----------      ---------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.14)          (.27)        (.23)           (.02)
  Net realized gain                                              -              -         (.03)              -
                                                       -----------      ---------     --------    ------------
    Total distributions                                       (.14)          (.27)        (.26)           (.02)
                                                       -----------      ---------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     11.94      $   11.64     $  11.23    $      10.76
                                                       ===========      =========     ========    ============
Total Return(c)                                                                                           (.20)%(d)(e)
Total Return(c)                                               3.81%(d)       6.18%        6.94%           7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .64%(d)       1.28%        1.28%            .56%(d)+
  Expenses, excluding expense reductions                       .64%(d)       1.28%        1.36%           1.12%(d)+
  Net investment income (loss)                                (.17)%(d)      (.07)%        .19%            .50%(d)+

                                                       SIX MONTHS
                                                          ENDED            YEAR ENDED 11/30       6/23/2003(a)
                                                        5/31/2006       ----------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $   110,433      $ 103,176     $ 87,706    $     24,445

  Portfolio turnover rate                                    43.83%(d)      78.26%       80.60%          44.97%(d)
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                       SIX MONTHS
                                                          ENDED            YEAR ENDED 11/30       6/23/2003(a)
                                                        5/31/2006       ----------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.60      $   11.19     $  10.73    $      10.00
                                                       ===========      =========     ========    ============
  Unrealized depreciation on investments                                                                  (.02)
                                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $       9.98
                                                                                                  ============
Investment operations:
  Net investment income (loss)(b)                             (.06)          (.08)        (.05)            .02
  Net realized and unrealized gain                             .46            .69          .70             .74
                                                       -----------      ---------     --------    ------------
    Total from investment operations                           .40            .61          .65             .76
                                                       -----------      ---------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.10)          (.20)        (.16)           (.01)
  Net realized gain                                              -              -         (.03)              -
                                                       -----------      ---------     --------    ------------
    Total distributions                                       (.10)          (.20)        (.19)           (.01)
                                                       -----------      ---------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     11.90      $   11.60     $  11.19    $      10.73
                                                       ===========      =========     ========    ============
Total Return(c)                                                                                           (.20)%(d)(e)
Total Return(c)                                               3.49%(d)       5.54%        6.20%           7.64%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .97%(d)       1.93%        1.90%            .84%(d)+
  Expenses, excluding expense reductions                       .97%(d)       1.93%        1.98%           1.42%(d)+
  Net investment income (loss)                                (.49)%(d)      (.72)%       (.42)%           .22%(d)+

                                                       SIX MONTHS
                                                          ENDED            YEAR ENDED 11/30       6/23/2003(a)
                                                        5/31/2006       ----------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    17,595      $  17,171     $ 14,920    $      5,860
  Portfolio turnover rate                                    43.83%(d)      78.26%       80.60%          44.97%(d)
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.59       $  11.19     $  10.73    $      10.00
                                                       ===========       ========     ========    ============
  Unrealized depreciation on investments                                                                  (.02)
                                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $       9.98
                                                                                                  ============
Investment operations:
  Net investment income (loss)(b)                             (.06)          (.08)        (.05)            .02
  Net realized and unrealized gain                             .46            .68          .71             .74
                                                       -----------       --------     --------    ------------
    Total from investment operations                           .40            .60          .66             .76
                                                       -----------       --------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.10)          (.20)        (.17)           (.01)
  Net realized gain                                              -              -         (.03)              -
                                                       -----------       --------     --------    ------------
    Total distributions                                       (.10)          (.20)        (.20)           (.01)
                                                       -----------       --------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     11.89       $  11.59     $  11.19    $      10.73
                                                       ===========       ========     ========    ============
Total Return(c)                                                                                           (.20)%(d)(e)
Total Return(c)                                               3.49%(d)       5.44%        6.25%           7.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .97%(d)       1.93%        1.90%            .84%(d)+
  Expenses, excluding expense reductions                       .97%(d)       1.93%        1.98%           1.42%(d)+
  Net investment income (loss)                                (.49)%(d)      (.72)%       (.43)%           .22%(d)+

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    69,669       $ 67,888     $ 70,592    $     19,952
  Portfolio turnover rate                                    43.83%(d)      78.26%       80.60%          44.97%(d)
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.66       $  11.26     $  10.78    $      10.00
                                                       ===========       ========     ========    ============
  Unrealized depreciation on investments                                                                  (.02)
                                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $       9.98
                                                                                                  ============
Investment operations:
  Net investment income (loss)(b)                             (.03)          (.02)         .02             .04
  Net realized and unrealized gain                             .47            .69          .70             .77
                                                       -----------       --------     --------    ------------
    Total from investment operations                           .44            .67          .72             .81
                                                       -----------       --------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.13)          (.27)        (.21)           (.01)
  Net realized gain                                              -              -         (.03)              -
                                                       -----------       --------     --------    ------------
    Total distributions                                       (.13)          (.27)        (.24)           (.01)
                                                       -----------       --------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     11.97       $  11.66     $  11.26    $      10.78
                                                       ===========       ========     ========    ============
Total Return(c)                                                                                           (.20)%(d)(e)
Total Return(c)                                               3.79%(d)       6.02%        6.87%           8.13%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .69%(d)       1.37%        1.37%            .60%(d)+
  Expenses, excluding expense reductions                       .69%(d)       1.37%        1.44%           1.18%(d)+
  Net investment income (loss)                                (.21)%(d)      (.14)%        .22%            .45%(d)+

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $       174       $    189     $    110    $         11
  Portfolio turnover rate                                    43.83%(d)      78.26%       80.60%          44.97%(d)
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CONVERTIBLE FUND

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.67       $  11.27     $  10.79    $      10.00
                                                       ===========       ========     ========    ============
  Unrealized depreciation on investments                                                                  (.02)
                                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                              $       9.98
                                                                                                  ============
Investment operations:
  Net investment income(b)                                       -(g)         .04          .06             .02
  Net realized and unrealized gain                             .47            .67          .72             .81
                                                       -----------       --------     --------    ------------
    Total from investment operations                           .47            .71          .78             .83
                                                       -----------       --------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.16)          (.31)        (.27)           (.02)
  Net realized gain                                              -              -         (.03)              -
                                                       -----------       --------     --------    ------------
    Total distributions                                       (.16)          (.31)        (.30)           (.02)
                                                       -----------       --------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     11.98       $  11.67     $  11.27    $      10.79
                                                       ===========       ========     ========    ============
Total Return(c)                                                                                           (.20)%(d)(e)
Total Return(c)                                               4.06%(d)       6.45%        7.36%           8.32%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .47%(d)        .93%         .93%            .41%(d)+
  Expenses, excluding expense reductions                       .47%(d)        .93%         .99%           1.02%(d)+
  Net investment income                                        .00%(d)(h)     .37%         .55%            .65%(d)+

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      6/23/2003(a)
                                                        5/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    59,583       $ 54,514     $ 13,874    $      1,035
  Portfolio turnover rate                                    43.83%(d)      78.26%       80.60%          44.97%(d)
-------------------------------------------------------------------------------------------------------------

+   The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was on 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

(g) Amount is less than $.01.

(h) Amount is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
                                            (UNAUDITED)         2005           2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $      7.99       $    8.39      $    8.15    $    7.34    $    8.25    $    8.39
                                            ===========       =========      =========    =========    =========    =========
Investment operations:
  Net investment income(a)                          .25             .52(d)         .58          .62          .69          .79
  Net realized and unrealized gain (loss)           .04            (.36)           .27          .82         (.83)        (.04)
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total from investment operations                .29             .16            .85         1.44         (.14)         .75
                                            -----------       ---------      ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net investment income                            (.28)           (.56)          (.61)        (.63)        (.73)        (.82)
  Paid-in capital                                     -               -              -            -         (.04)        (.07)
  Net realized gain                                (.05)              -              -            -            -            -
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total distributions                            (.33)           (.56)          (.61)        (.63)        (.77)        (.89)
                                            -----------       ---------      ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $      7.95       $    7.99      $    8.39    $    8.15    $    7.34    $    8.25
                                            ===========       =========      =========    =========    =========    =========
Total Return(b)                                    3.70%(e)        1.94%         10.97%       20.51%       (1.66)%       9.14%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions            .64%(e)        1.22%          1.23%        1.22%        1.26%        1.33%
  Expenses, excluding expense reductions            .64%(e)        1.22%          1.23%        1.22%        1.26%        1.34%
  Net investment income                            3.16%(e)        6.38%          7.15%        8.04%        9.04%        9.36%

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
SUPPLEMENTAL DATA:                          (UNAUDITED)         2005           2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $   101,995       $ 103,288      $ 111,007    $ 108,520    $  70,289    $  31,066
  Portfolio turnover rate                         50.92%(e)      122.46%        119.55%       72.69%       68.70%       93.11%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
                                            (UNAUDITED)         2005           2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $      7.96       $    8.36      $    8.12    $    7.31    $    8.22    $    8.37
                                            ===========       =========      =========    =========    =========    =========
Investment operations:
  Net investment income(a)                          .23             .47(d)         .53          .57          .64          .74
  Net realized and unrealized gain (loss)           .04            (.36)           .27          .82         (.82)        (.05)
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total from investment operations                .27             .11            .80         1.39         (.18)         .69
                                            -----------       ---------      ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net investment income                            (.26)           (.51)          (.56)        (.58)        (.69)        (.77)
  Paid-in capital                                     -               -              -            -         (.04)        (.07)
  Net realized gain                                (.05)              -              -            -            -            -
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total distributions                            (.31)           (.51)          (.56)        (.58)        (.73)        (.84)
                                            -----------       ---------      ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $      7.92       $    7.96      $    8.36    $    8.12    $    7.31    $    8.22
                                            ===========       =========      =========    =========    =========    =========
Total Return(b)                                    3.39%(e)        1.31%         10.32%       19.80%       (2.26)%       8.36%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions            .97%(e)        1.87%          1.83%        1.83%        1.85%        1.96%
  Expenses, excluding expense reductions            .97%(e)        1.87%          1.83%        1.83%        1.85%        1.97%
  Net investment income                            2.84%(e)        5.73%          6.55%        7.43%        8.45%        8.74%

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
SUPPLEMENTAL DATA:                          (UNAUDITED)         2005           2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $    37,559       $  41,025      $  49,635    $  49,953    $  29,320    $  16,375
  Portfolio turnover rate                         50.92%(e)      122.46%        119.55%       72.69%       68.70%       93.11%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
                                            (UNAUDITED)         2005           2004         2003         2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD        $      7.96       $    8.36      $    8.13    $    7.32    $    8.23    $    8.37
                                            ===========       =========      =========    =========    =========    =========
Investment operations:
  Net investment income(a)                          .23             .47(d)         .53          .57          .64          .74
  Net realized and unrealized gain (loss)           .04            (.36)           .27          .82         (.82)        (.04)
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total from investment operations                .27             .11            .80         1.39         (.18)         .70
                                            -----------       ---------      ---------    ---------    ---------    ---------
Distributions to shareholders from:
  Net investment income                            (.26)           (.51)          (.57)        (.58)        (.69)        (.77)
  Paid-in capital                                     -               -              -            -         (.04)        (.07)
  Net realized gain                                (.05)              -              -            -            -            -
                                            -----------       ---------      ---------    ---------    ---------    ---------
    Total distributions                            (.31)           (.51)          (.57)        (.58)        (.73)        (.84)
                                            -----------       ---------      ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $      7.92       $    7.96      $    8.36    $    8.13    $    7.32    $    8.23
                                            ===========       =========      =========    =========    =========    =========
Total Return(b)                                    3.40%(e)        1.32%         10.28%       19.83%       (2.25)%       8.48%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions            .97%(e)        1.87%          1.84%        1.83%        1.85%        1.96%
  Expenses, excluding expense reductions            .97%(e)        1.87%          1.84%        1.83%        1.85%        1.97%
  Net investment income                            2.83%(e)        5.73%          6.54%        7.43%        8.45%        8.71%

                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED 11/30
                                             5/31/2006        ---------------------------------------------------------------
SUPPLEMENTAL DATA:                          (UNAUDITED)         2005           2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $    30,073       $  35,485      $  45,816    $  57,621    $  38,592    $  17,621
  Portfolio turnover rate                         50.92%(e)      122.46%        119.55%       72.69%       68.70%       93.11%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      12/31/2002(c)
                                                        5/31/2006        ---------------------         TO
                                                       (UNAUDITED)         2005         2004       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $      8.02       $   8.39     $   8.15    $       7.37
                                                       ===========       ========     ========    ============
Investment operations:
  Net investment income(a)                                     .25            .51(d)       .58             .58
  Net realized and unrealized gain (loss)                      .04           (.35)         .27             .72
                                                       -----------       --------     --------    ------------
  Total from investment operations                             .29            .16          .85            1.30
                                                       -----------       --------     --------    ------------
Distributions to shareholders from:
  Net investment income                                       (.27)          (.53)        (.61)           (.52)
  Net realized gain                                           (.05)             -            -               -
                                                       -----------       --------     --------    ------------
    Total distributions                                       (.32)          (.53)        (.61)           (.52)
                                                       -----------       --------     --------    ------------
NET ASSET VALUE, END OF PERIOD                         $      7.99       $   8.02     $   8.39    $       8.15
                                                       ===========       ========     ========    ============
Total Return(b)                                               3.70%(e)       1.91%       10.95%          18.25%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                       .66%(e)       1.33%        1.19%           1.17%(e)+
  Expenses, excluding expense reductions                       .66%(e)       1.33%        1.19%           1.17%(e)+
  Net investment income                                       3.13%(e)       6.25%        7.11%           7.30%(e)+

                                                       SIX MONTHS
                                                          ENDED             YEAR ENDED 11/30      12/31/2002(c)
                                                        5/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)         2005         2004       11/30/2003
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $         7       $      7     $      1    $          1
  Portfolio turnover rate                                    50.92%(e)     122.46%      119.55%          72.69%(e)
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
HIGH YIELD FUND

                                           SIX MONTHS
                                              ENDED                               YEAR ENDED 11/30
                                            5/31/2006        ----------------------------------------------------------
                                           (UNAUDITED)         2005          2004        2003        2002        2001
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      8.00       $   8.37      $   8.11    $   7.30    $   8.21    $   8.38
                                           ===========       ========      ========    ========    ========    ========
Investment operations:
  Net investment income(a)                         .27            .55(d)        .61         .65         .69         .81
  Net realized and unrealized gain (loss)          .03           (.36)          .28         .81        (.80)       (.06)
                                           -----------       --------      --------    --------    --------    --------
    Total from investment operations               .30            .19           .89        1.46        (.11)        .75
                                           -----------       --------      --------    --------    --------    --------
Distributions to shareholders from:
  Net investment income                           (.28)          (.56)         (.63)       (.65)       (.75)       (.85)
  Paid-in capital                                    -              -             -           -        (.05)       (.07)
  Net realized gain                               (.05)             -             -           -           -           -
                                           -----------       --------      --------    --------    --------    --------
    Total distributions                           (.33)          (.56)         (.63)       (.65)       (.80)       (.92)
                                           -----------       --------      --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $      7.97       $   8.00      $   8.37    $   8.11    $   7.30    $   8.21
                                           ===========       ========      ========    ========    ========    ========
Total Return(b)                                   3.87%(e)       2.28%        11.50%      20.99%      (1.30)%      9.18%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions           .47%(e)        .88%          .84%        .83%        .85%        .96%
  Expenses, excluding expense reductions           .47%(e)        .88%          .84%        .83%        .85%        .97%
  Net investment income                           3.35%(e)       6.72%         7.54%       8.43%       9.45%       9.75%

                                           SIX MONTHS
                                              ENDED                               YEAR ENDED 11/30
                                            5/31/2006        ----------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)         2005          2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    23,172       $ 15,426      $  4,830    $  2,376    $  1,308    $      1
  Portfolio turnover rate                        50.92%(e)     122.46%       119.55%      72.69%      68.70%      93.11%
-----------------------------------------------------------------------------------------------------------------------

+   The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Interest expense is less than $.01.

(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED 11/30
                                            5/31/2006         -------------------------------------------------------------
                                           (UNAUDITED)          2005         2004          2003          2002         2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      4.29        $   4.41     $   4.52     $    4.54     $   4.48     $   4.45
                                           ===========        ========     ========     =========     ========     ========
Investment operations:
  Net investment income(b)                         .08(d)          .13(d)       .09(d)        .06(d)       .12          .19(d)
  Net realized and unrealized gain (loss)         (.05)           (.09)        (.02)          .05          .13          .17
                                           -----------        --------     --------     ---------     --------     --------
    Total from investment operations               .03             .04          .07           .11          .25          .36
                                           -----------        --------     --------     ---------     --------     --------
Distributions to shareholders from:
  Net investment income                           (.08)           (.16)        (.13)         (.12)        (.19)        (.33)
  Net realized gain                                  -               -         (.05)         (.01)           -            -
                                           -----------        --------     --------     ---------     --------     --------
     Total distributions                          (.08)           (.16)        (.18)         (.13)        (.19)        (.33)
                                           -----------        --------     --------     ---------     --------     --------
NET ASSET VALUE, END OF PERIOD             $      4.24        $   4.29     $   4.41     $    4.52     $   4.54     $   4.48
                                           ===========        ========     ========     =========     ========     ========
Total Return(c)                                    .79%(e)         .90%        1.63%         2.42%        5.59%        8.27%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest  expense,
    including expense reductions and
    expenses assumed                               .45%(e)(f)      .90%(f)     1.15%(f)       .98%(f)      .78%(f)      .94%(f)
  Expenses, including expense reductions
    and expenses  assumed                          .45%(e)         .90%        1.15%          .98%         .78%         .94%
  Expenses, excluding expense reductions
    and expenses assumed                           .54%(e)        1.06%        1.15%          .98%         .78%         .95%
  Net investment income                           1.79%(e)        2.88%        1.93%         1.30%        2.72%        4.30%

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED 11/30
                                            5/31/2006         -------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    82,083        $ 87,287     $ 88,690     $ 109,515     $ 67,234     $ 26,380
  Portfolio turnover rate                       167.20%(e)      295.07%      314.39%       463.24%      360.66%      564.26%
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                   SIX MONTHS
                                                      ENDED                   YEAR ENDED 11/30              5/2/2003(a)
                                                    5/31/2006           ----------------------------            TO
                                                   (UNAUDITED)            2005              2004             11/30/03
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     4.30           $     4.41        $     4.53        $     4.58
                                                   ==========           ==========        ==========        ==========
Investment operations:
  Net investment income(b)                                .06(d)               .10(d)            .06(d)            .01(d)
  Net realized and unrealized loss                       (.04)                (.08)             (.03)             (.02)
                                                   ----------           ----------        ----------        ----------
    Total from investment operations                      .02                  .02               .03              (.01)
                                                   ----------           ----------        ----------        ----------
Distributions to shareholders from:
  Net investment income                                  (.07)                (.13)             (.10)             (.04)
  Net realized gain                                         -                    -              (.05)                -
                                                   ----------           ----------        ----------        ----------
    Total distributions                                  (.07)                (.13)             (.15)             (.04)
                                                   ----------           ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                     $     4.25           $     4.30        $     4.41        $     4.53
                                                   ==========           ==========        ==========        ==========
Total Return(c)                                           .47%(e)              .48%              .80%             (.14)%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions and
    expenses assumed                                      .77%(e)(f)          1.55%(f)          1.76%(f)          1.00%(f)
  Expenses, including expense reductions
    and expenses assumed                                  .77%(e)             1.55%             1.76%             1.00%(e)
  Expenses, excluding expense reductions
    and expenses assumed                                  .86%(e)             1.71%             1.76%             1.00%(e)
  Net investment income                                  1.47%(e)             2.25%             1.37%              .33%(e)+

                                                   SIX MONTHS
                                                      ENDED                   YEAR ENDED 11/30              5/2/2003(c)
                                                    5/31/2006           ----------------------------            TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)            2005              2004             11/30/03
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    6,750           $    7,506        $    6,695        $    2,826
  Portfolio turnover rate                              167.20%(e)           295.07%           314.39%           463.24%(e)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 11/30
                                            5/31/2006         -------------------------------------------------------------
                                           (UNAUDITED)          2005         2004          2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      4.32        $   4.44     $   4.55     $    4.57     $   4.51     $   4.44
                                           ===========        ========     ========     =========     ========     ========
Investment operations:
  Net investment income(b)                         .06(d)          .10(d)       .06(d)        .03(d)       .08          .14(d)
  Net realized and unrealized
    gain (loss)                                   (.04)           (.09)        (.02)          .06          .12          .17
                                           -----------        --------     --------     ---------     --------     --------
    Total from investment  operations              .02             .01          .04           .09          .20          .31
                                           -----------        --------     --------     ---------     --------     --------
Distributions to shareholders from:
  Net investment income                           (.07)           (.13)        (.10)         (.10)        (.14)        (.24)
  Net realized gain                                  -               -         (.05)         (.01)           -            -
                                           -----------        --------     --------     ---------     --------     --------
    Total distributions                           (.07)           (.13)        (.15)         (.11)        (.14)        (.24)
                                           -----------        --------     --------     ---------     --------     --------
NET ASSET VALUE, END OF PERIOD             $      4.27        $   4.32     $   4.44     $    4.55     $   4.57     $   4.51
                                           ===========       ========     ========     =========     ========     ========
Total Return(c)                                    .47%(e)         .27%        1.04%         1.67%        4.57%        7.12%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest  expense,
    including expense reductions and
    expenses assumed                               .77%(e)(f)     1.55%(f)     1.75%(f)      1.71%(f)     1.76%(f)     1.94%(f)
  Expenses, including expense reductions
    and expenses assumed                           .77%(e)        1.55%        1.75%         1.71%        1.76%        1.94%
  Expenses, excluding expense reductions
    and expenses assumed                           .86%(e)        1.71%        1.75%         1.71%        1.76%        1.95%
  Net investment income                           1.47%(e)        2.23%        1.33%          .57%        1.74%        2.91%

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 11/30
                                            5/31/2006         -------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2005          2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $    41,345        $ 46,220     $ 58,131     $  85,408     $ 59,658     $ 25,506
  Portfolio turnover rate                       167.20%(e)      295.07%      314.39%       463.24%      360.66%      564.26%
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                     SIX MONTHS
                                                        ENDED                                       10/20/2004(a)
                                                      5/31/2006                 YEAR ENDED                TO
                                                     (UNAUDITED)                11/30/2005            11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $          4.29           $          4.41        $          4.44
                                                   ===============           ===============        ===============
Investment operations
  Net investment income(b)                                     .08(d)                    .14(d)                 .01(d)
  Net realized and unrealized loss                            (.04)                     (.09)                  (.02)
                                                   ---------------           ---------------        ---------------
    Total from investment operations                           .04                       .05                   (.01)
                                                   ---------------           ---------------        ---------------
Distributions to shareholders from:
  Net investment income                                       (.09)                     (.17)                  (.02)
                                                   ---------------           ---------------        ---------------
NET ASSET VALUE, END OF PERIOD                     $          4.24           $          4.29        $          4.41
                                                   ---------------           ---------------        ---------------
Total Return(c)                                                .97%(e)                  1.26%                  (.24)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, excluding interest expense,
    including expense reductions and
    expenses assumed                                           .27%(e)(f)                .55%(f)                .10%(f)
  Expenses, including expense reductions
    and expenses assumed                                       .27%(e)                   .55%                   .10%(e)
  Expenses, excluding expense reductions
    and expenses assumed                                       .36%(e)                   .71%                   .10%(e)
  Net investment income                                       1.98%(e)                  3.24%                   .32%(e)

                                                      SIX MONTHS
                                                         ENDED                                        10/20/2004(a)
                                                       5/31/2006                YEAR ENDED                TO
SUPPLEMENTAL DATA:                                    (UNAUDITED)               11/30/2005            10/31/2004
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $           411           $           356        $           295
  Portfolio turnover rate                                   167.20%(e)                295.07%                314.39%(e)
-------------------------------------------------------------------------------------------------------------------

+    The ratios have been determined on a Fund basis.
(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Interest expense is less than $.01.
(e)  Not annualized.
(f)  Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED 11/30
                                      5/31/2006       ------------- ----------------------------------------------------------
                                     (UNAUDITED)         2005          2004           2003            2002             2001
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD $      2.56      $    2.60     $    2.61      $    2.64      $      2.59      $      2.51
                                     ===========      =========     =========      =========      ===========      ===========
Investment operations:
  Net investment income(b)                   .05(d)         .09(d)        .07(d)         .05(d)           .08              .12(d)
  Net realized and unrealized gain
    (loss)                                  (.06)          (.03)          .02            .02              .10              .12
                                     -----------      ---------     ---------      ---------      -----------      -----------
    Total from investment operations        (.01)           .06           .09            .07              .18              .24
                                     -----------      ---------     ---------      ---------      -----------      -----------
Distributions to shareholders from:
  Net investment income                     (.05)          (.10)         (.10)          (.10)            (.13)            (.16)
                                     -----------      ---------     ---------      ---------      -----------      -----------
NET ASSET VALUE, END OF PERIOD       $      2.50      $    2.56     $    2.60      $    2.61      $      2.64      $      2.59
                                     ===========      =========     =========      =========      ===========      ===========

Total Return(c)                             (.32)%(e)      2.18%         3.41%          2.80%            7.00%            9.62%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed          .50%(e)       1.00%         1.10%(f)       1.09%(f)         1.09%(f)         1.09%(f)
  Expenses, including expense
    reductions and expenses assumed          .52%(e)       1.01%         1.10%          1.09%            1.09%            1.09%
  Expenses, excluding expense
    reductions and expenses assumed          .56%(e)       1.06%         1.10%          1.09%            1.09%            1.10%
  Net investment income                     2.11%(e)       3.54%         2.64%          1.74%            3.05%            4.76%

                                     SIX MONTHS
                                        ENDED                                     YEAR ENDED 11/30
                                      5/31/2006       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)         2005          2004           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)    $   596,701      $ 687,866     $ 790,672      $ 929,392      $ 1,097,968      $ 1,093,286
  Portfolio turnover rate                 314.82%(e)     485.03%       671.60%        667.87%          560.84%          688.68%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                      SIX MONTHS
                                         ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        -------------------------------------------------------------------
                                      (UNAUDITED)         2005          2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD  $      2.56       $   2.60      $   2.60       $   2.64       $   2.59       $   2.52
                                      ===========       ========      ========       ========       ========       ========
Investment operations:
  Net investment income(b)                    .05(d)         .08(d)        .05(d)         .03(d)         .06            .10(d)
  Net realized and unrealized
    gain (loss)                              (.07)          (.04)          .03            .02            .10            .11
                                      -----------       --------      --------       --------       --------       --------
    Total from investment operations         (.02)           .04           .08            .05            .16            .21
                                      -----------       --------      --------       --------       --------       --------
Distributions to shareholders from:
  Net investment income                      (.04)          (.08)         (.08)          (.09)          (.11)          (.14)
                                      -----------       --------      --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD        $      2.50       $   2.56      $   2.60       $   2.60       $   2.64       $   2.59
                                      ===========       ========      ========       ========       ========       ========
Total Return(c)                              (.67)%(e)      1.50%         3.10%          1.78%          6.42%          8.56%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest
    expense, including expense
    reductions and expenses assumed           .82%(e)       1.65%         1.74%(f)       1.72%(f)       1.70%(f)       1.70%(f)
  Expenses, including expense
    reductions and expenses assumed           .85%(e)       1.66%         1.74%          1.72%          1.70%          1.70%
  Expenses, excluding expense
  reductions and expenses assumed             .88%(e)       1.71%         1.74%          1.72%          1.70%          1.71%
  Net investment income                      1.79%(e)       2.88%         2.00%          1.10%          2.44%          4.00%

                                      SIX MONTHS
                                         ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2005          2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    36,004       $ 44,643      $ 58,787       $ 78,894       $ 97,262       $ 56,264
  Portfolio turnover rate                  314.82%(e)     485.03%       671.60%        667.87%        560.84%        688.68%
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                      SIX MONTHS
                                         ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        -------------------------------------------------------------------
                                      (UNAUDITED)         2005          2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD  $      2.57       $   2.61      $   2.61       $   2.65       $   2.60       $   2.52
                                      ===========       ========      ========       ========       ========       ========
Investment operations:
  Net investment income(b)                    .05(d)         .08(d)        .05(d)         .03(d)         .06            .11(d)
  Net realized and unrealized gain
    (loss)                                   (.07)          (.04)          .03            .02            .10            .11
                                      -----------       --------      --------       --------       --------       --------
    Total from investment operations         (.02)           .04           .08            .05            .16            .22
                                      -----------       --------      --------       --------       --------       --------
Distributions to shareholders from:
  Net investment income                      (.04)          (.08)         (.08)          (.09)          (.11)          (.14)
                                      -----------       --------      --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD        $      2.51       $   2.57      $   2.61       $   2.61       $   2.65       $   2.60
                                      ===========       ========      ========       ========       ========       ========
Total Return(c)                              (.65)%(e)      1.51%         3.11%          1.75%          6.36%          8.93%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions and
    expenses assumed                          .82%(e)       1.65%         1.74%(f)       1.72%(f)       1.68%(f)       1.70%(f)
  Expenses, including expense
    reductions and expenses assumed           .85%(e)       1.66%         1.74%          1.72%          1.68%          1.70%
  Expenses, excluding expense
    reductions and expenses assumed           .88%(e)       1.71%         1.74%          1.72%          1.68%          1.71%
  Net investment income                      1.79%(e)       2.89%         2.00%          1.11%          2.46%          4.14%

                                      SIX MONTHS
                                         ENDED                                    YEAR ENDED 11/30
                                       5/31/2006        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)         2005          2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)     $    55,960       $ 62,290      $ 73,676       $ 89,048      $ 111,853      $ 101,476
  Portfolio turnover rate                  314.82%(e)     485.03%       671.60%        667.87%        560.84%        688.68%
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                    SIX MONTHS
                                                       ENDED                             10/20/2004(a)
                                                     5/31/2006         YEAR ENDED             TO
                                                    (UNAUDITED)        11/30/2005         10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $       2.56       $       2.60      $        2.63
                                                    ------------       ------------      -------------
Investment operations
  Net investment income(b)                                   .06(d)             .10(d)             .01(d)
  Net realized and unrealized loss                          (.06)              (.03)              (.03)
                                                    ------------       ------------      -------------
     Total from investment operations                          -                .07               (.02)
                                                    ------------       ------------      -------------
Distributions to shareholders from:
  Net investment income                                     (.06)              (.11)              (.01)
                                                    ------------       ------------      -------------
NET ASSET VALUE, END OF PERIOD                      $       2.50       $       2.56      $        2.60
                                                    ============       ============      =============
Total Return(c)                                             (.14)%(e)          2.56%              (.69)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, excluding interest expense,
     including expense reductions and
     expenses assumed                                        .32%(e)            .65%               .09%(f)
  Expenses, including expense reductions
     and expenses assumed                                    .35%(e)            .66%               .09%(e)
  Expenses, excluding expense reductions
     and expenses assumed                                    .38%(e)            .71%               .09%(e)
  Net investment income                                     2.29%(e)           3.88%               .42%(e)

                                                    SIX MONTHS
                                                       ENDED                             10/20/2004(a)
                                                     5/31/2006         YEAR ENDED             TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)        11/30/2005         10/31/2004
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $    1,140         $    1,227        $       1,245
  Portfolio turnover rate                               314.82%(e)         485.03%              671.60%(e)
------------------------------------------------------------------------------------------------------

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Interest expense is less than $.01.
(e) Not annualized.
(f) Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. Lord Abbett Diversified Equity Strategy Fund, a new series of the Trust, commenced operations on June 29, 2006. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), and Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Classes A, B, C, P and Y shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized Gain
     (Loss) on investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translations of Assets and Liabilities Denominated In Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of May 31, 2006, there were no forward foreign currency exchange contracts outstanding.

(h) FUTURES CONTRACTS-Each Fund, other than Convertible Fund, may enter into futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for U.S. Federal income tax purposes at fiscal year-end. As of May 31, 2006, there were no open futures contracts.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j) TBA SALE COMMITMENTS-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" in Note 2(a). The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.

(l) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements with respect to securities. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The Funds had the following reverse repurchase agreements open at May 31, 2006:

                        COUNTER                     TRADE    MATURITY     NET CLOSING
     FUND                 PARTY       RATE           DATE        DATE          AMOUNT            PAR
     -----------------------------------------------------------------------------------------------
     U.S. Government    Morgan
     Fund               Stanley       4.55%     5/18/2006    6/1/2006    $ 82,794,437   $ 82,634,115

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2006, are as follows:

                                                                         AVERAGE    WEIGHTED AVERAGE
                                                                   DAILY BALANCE       INTEREST RATE
     -----------------------------------------------------------------------------------------------
     Limited Duration Fund                                         $     118,000                2.22%
     U.S. Government Fund                                              8,317,740                3.15%

     The maximum balance of reverse repurchase agreements outstanding during the six months was $2,784,925 which was 2.06% of the average daily net assets of Limited Duration Fund and $82,634,115 which was 11.10% of the average daily net assets of U.S. Government Fund.

(m) MORTGAGE DOLLAR ROLLS-The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(n) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                                                 MANAGEMENT FEES
--------------------------------------------------------------------------------
Convertible Fund                                                         .70%(1)
High Yield Fund                                                          .60%(2)
Limited Duration Fund                                                    .40%(3)
U.S. Government Fund                                                     .50%(4)

(1) The management fee for Convertible Fund is based on average daily net assets at the following annual rates:

First $1 billion                                   .70%
Next $1 billion                                    .65%
Over $2 billion                                    .60%

(2) The management fee for High Yield Fund is based on average daily net assets at the following rates:

First $1 billion                                   .60%
Next $1 billion                                    .55%
Over $2 billion                                    .50%

(3) The management fee for Limited Duration Fund is based on average daily net assets at the following rates:

First $1 billion                                   .40%
Next $1 billion                                    .35%
Over $2 billion                                    .30%

(4) The management fee for U.S. Government Fund is reduced to .45% for average daily net assets in excess of $3 billion.

For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to reimburse the Limited Duration Fund to the extent necessary so that each of the class' total annual operating expenses (excluding interest expense) do not exceed the following annual rates:

CLASS                                              % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
A                                                                            .90%
B                                                                           1.55%
C                                                                           1.55%
Y                                                                            .55%

For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to reimburse the U.S. Government Fund to the extent necessary so that each of the class' total annual operating expenses (excluding interest expense) do not exceed the following annual rates:

CLASS                                              % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
A                                                                           1.00%
B                                                                           1.65%
C                                                                           1.65%
Y                                                                            .65%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Investment Trust -- Lord Abbett Income Strategy Fund (the "Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                      CLASS A       CLASS B        CLASS C        CLASS P
-----------------------------------------------------------------------------
Service                   .25%(1)          .25%           .25%           .20%
Distribution              .10%(2)          .75%           .75%           .25%

(1) Annual service fee on shares of the U.S. Government Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

(2) The amount of CDSC collected by each Fund during the six months ended May 31, 2006 was as follows:

                                           CDSC
                                      COLLECTED
-----------------------------------------------
Convertible Fund                      $   9,243
High Yield Fund                             875
Limited Duration Fund                       297
U.S. Government Fund                        665

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

                                                  DISTRIBUTOR          DEALERS'
                                                  COMMISSIONS       CONCESSIONS
-------------------------------------------------------------------------------
Convertible Fund                                  $    28,723       $   144,637
High Yield Fund                                        33,687           162,109
Limited Duration Fund                                  12,280            56,981
U.S. Government Fund                                   30,460           149,510

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

Distributor received the following amount of CDSCs for the six months ended May 31, 2006:

                                                      CLASS A           CLASS C
-------------------------------------------------------------------------------
Convertible Fund                                  $       470       $     3,947
High Yield Fund                                           229             4,051
Limited Duration Fund                                   1,334             1,753
U.S. Government Fund                                      395               237

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Limited Duration Fund and U.S. Government Fund, declared and paid monthly for the High Yield Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 are as follows:

                                               CONVERTIBLE FUND                            HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                              SIX MONTHS
                                       ENDED                                   ENDED
                                   5/31/2006         YEAR ENDED            5/31/2006            YEAR ENDED
                                 (UNAUDITED)         11/30/2005          (UNAUDITED)            11/30/2005
----------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $  2,759,891       $  4,572,078         $  6,668,750          $ 13,424,887
Net long-term capital gains                -                  -            1,201,292                     -
----------------------------------------------------------------------------------------------------------
  Total distributions paid      $  2,759,891       $  4,572,078         $  7,870,042          $ 13,424,887
==========================================================================================================

                                          LIMITED DURATION FUND                       U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------
                                  SIX MONTHS                              SIX MONTHS
                                       ENDED                                   ENDED
                                   5/31/2006         YEAR ENDED            5/31/2006            YEAR ENDED
                                 (UNAUDITED)         11/30/2005          (UNAUDITED)            11/30/2005
----------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $  2,488,594       $  4,963,031         $ 14,902,298          $ 31,401,832
----------------------------------------------------------------------------------------------------------
  Total distributions paid      $  2,488,594       $  4,963,031         $ 14,902,298          $ 31,401,832
==========================================================================================================

As of the fiscal year ended November 30, 2005, the capital loss carryforwards along with the related expiration dates were as follows:

                                        2007          2008          2009          2012          2013          TOTAL
-------------------------------------------------------------------------------------------------------------------
Convertible Fund                $          -  $          -  $          -  $  1,176,409  $  2,484,946  $   3,661,355
High Yield Fund                            -     1,101,348       501,160             -             -      1,602,508
Limited Duration Fund                      -             -             -     4,491,488     2,765,987      7,257,475
U.S. Government Fund              42,258,127    15,472,949             -    39,970,699     7,192,922    104,894,697

As of May 31, 2006, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                               CONVERTIBLE FUND                            HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
Tax cost                                       $    234,055,392                            $   189,635,312
----------------------------------------------------------------------------------------------------------
Gross unrealized gain                                20,196,023                                  2,801,829
Gross unrealized loss                                (4,095,358)                                (4,022,883)
----------------------------------------------------------------------------------------------------------
  Net unrealized security gain (loss)          $     16,100,665                            $    (1,221,054)
==========================================================================================================


                                          LIMITED DURATION FUND                       U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------
Tax cost                                       $    152,548,614                            $   899,691,810
----------------------------------------------------------------------------------------------------------
Gross unrealized gain                                    37,356                                  1,606,164
Gross unrealized loss                                (2,880,450)                               (13,790,809)
----------------------------------------------------------------------------------------------------------
  Net unrealized security loss                 $     (2,843,094)                           $   (12,184,645)
==========================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to the tax treatment of amortization and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006 are as follows:

                                            U.S.          NON-U.S.              U.S.          NON-U.S.
                                      GOVERNMENT        GOVERNMENT        GOVERNMENT        GOVERNMENT
                                      PURCHASES*         PURCHASES            SALES*             SALES
------------------------------------------------------------------------------------------------------
Convertible Fund                $              -  $    107,273,898  $              -  $    107,311,999
High Yield Fund                                -        95,323,761                 -        98,094,580
Limited Duration Fund                248,624,571        10,764,977       238,928,357        12,493,662
U.S. Government Fund               2,547,950,307                 -     2,533,174,927                 -

*Includes U.S. Government sponsored enterprises securities.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payments for a redemption of fund shares redemptions in-kind. For financial reporting purposes, the Funds recognize a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Funds recognize a loss if cost exceeds value. During the six months ended May 31, 2006, shareholders of the U.S. Government Fund redeemed Fund shares in exchange for Fund portfolio securities, realizing a net gain of $168,110.

7. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

9. LINE OF CREDIT

Convertible Fund and High Yield Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2006.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

11. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                           MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------
                                                            SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,762,101   $   21,199,714        3,237,691   $   36,598,499
Reinvestment of distributions                               81,348          960,252          145,400        1,645,399
Shares reacquired                                       (1,460,242)     (17,479,171)      (2,327,446)     (26,221,995)
---------------------------------------------------------------------------------------------------------------------
Increase                                                   383,207   $    4,680,795        1,055,645   $   12,021,903
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                146,590   $    1,767,763          437,762   $    4,889,968
Reinvestment of distributions                                6,479           76,080           11,483          129,682
Shares reacquired                                         (154,831)      (1,860,057)        (301,353)      (3,405,191)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         (1,762)  $      (16,214)         147,892   $    1,614,459
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                793,845   $    9,552,072        1,399,185   $   15,746,807
Reinvestment of distributions                               23,475          275,457           46,066          519,816
Shares reacquired                                         (815,234)      (9,772,261)      (1,898,406)     (21,299,10)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                          2,086   $       55,268         (453,155)  $   (5,032,482)
---------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                  4,202   $       51,284            8,337   $       94,746
Reinvestment of distributions                                   69              815               87              984
Shares reacquired                                           (5,949)         (70,059)          (1,972)         (22,654)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         (1,678)  $      (17,960)           6,452   $       73,076
---------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                308,027   $    3,755,937        4,019,110   $   45,915,859
Reinvestment of distributions                               39,207          464,501           49,068          556,399
Shares reacquired                                          (42,644)        (517,815)        (630,307)      (7,229,081)
---------------------------------------------------------------------------------------------------------------------
Increase                                                   304,590   $    3,702,623        3,437,871   $   39,243,177
---------------------------------------------------------------------------------------------------------------------

HIGH YIELD FUND

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                           MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------
                                                            SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,624,192   $   12,951,874        4,711,812   $   38,539,268
Reinvestment of distributions                              399,830        3,181,082          667,290        5,466,432
Shares reacquired                                       (2,129,404)     (16,989,209)      (5,681,719)     (46,604,731)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                  (105,382)  $     (856,253)        (302,617)  $   (2,599,031)
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                227,307   $    1,807,313          736,479   $    6,038,610
Reinvestment of distributions                              117,404          930,570          189,608        1,548,294
Shares reacquired                                         (757,755)      (6,028,622)      (1,706,937)     (13,952,763)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                  (413,044)  $   (3,290,739)        (780,850)  $   (6,365,859)
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                370,493   $    2,945,262        1,051,743   $    8,627,058
Reinvestment of distributions                               78,835          624,744          134,488        1,099,398
Shares reacquired                                       (1,111,297)      (8,835,776)      (2,206,009)     (18,040,003)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                  (661,969)  $   (5,265,770)      (1,019,778)  $   (8,313,547)
---------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                    251   $        2,011          848.656   $        6,975
Reinvestment of distributions                                   37              297           33.934              276
Shares reacquired                                             (268)          (2,137)        (144.360)          (1,184)
---------------------------------------------------------------------------------------------------------------------
Increase                                                        20   $          171          738.230   $        6,067
---------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,047,420   $    8,370,985        1,547,856   $   12,734,912
Reinvestment of distributions                              101,171          806,878           94,479          772,494
Shares reacquired                                         (171,244)      (1,372,084)        (290,673)      (2,362,345)
---------------------------------------------------------------------------------------------------------------------
Increase                                                   977,347   $    7,805,779        1,351,662   $   11,145,061
---------------------------------------------------------------------------------------------------------------------

LIMITED DURATION FUND

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                           MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------
                                                            SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              3,208,661   $   13,721,545        9,066,690   $   39,506,056
Reinvestment of distributions                              318,250        1,358,859          567,938        2,474,304
Shares reacquired                                       (4,513,197)     (19,287,858)      (9,403,011)     (40,977,651)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       (986,286)  $   (4,207,454)         231,617   $    1,002,709
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                249,061   $    1,064,979          829,639   $    3,618,021
Reinvestment of distributions                               15,915           68,120           25,421          110,933
Shares reacquired                                         (422,252)      (1,808,484)        (624,256)      (2,725,408)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       (157,276)  $     (675,385)         230,804   $    1,003,546
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              1,203,871   $    5,171,408        2,577,533   $   11,297,503
Reinvestment of distributions                               87,437          375,950          166,719          731,537
Shares reacquired                                       (2,307,343)      (9,926,251)      (5,140,373)     (22,555,538)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                (1,016,035)  $   (4,378,893)      (2,396,121)  $  (10,526,498)
---------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                 15,912   $       67,910           20,727   $       90,632
Reinvestment of distributions                                1,861            7,946            3,107           13,537
Shares reacquired                                           (4,007)         (17,196)          (7,751)         (33,718)
---------------------------------------------------------------------------------------------------------------------
Increase                                                    13,766   $       58,660           16,083   $       70,451
---------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

U.S. GOVERNMENT FUND

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                           MAY 31, 2006 (UNAUDITED)                 NOVEMBER 30, 2005
---------------------------------------------------------------------------------------------------------------------
                                                            SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                              5,901,137   $   15,070,368       11,913,729   $   31,108,636
Reinvestment of distributions                            3,679,257        9,382,326        7,630,743       19,904,155
Shares reacquired                                      (39,822,661)    (101,912,029)     (54,593,172)    (142,371,754)
---------------------------------------------------------------------------------------------------------------------
Decrease                                               (30,242,267)  $  (77,459,335)     (35,048,700)  $  (91,358,963)
---------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                814,519   $    2,081,919        2,033,411   $    5,304,627
Reinvestment of distributions                              181,454          462,384          368,841          962,070
Shares reacquired                                       (4,051,416)     (10,312,681)      (7,550,888)     (19,700,468)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                (3,055,443)  $   (7,768,378)      (5,148,636)  $  (13,433,771)
---------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                783,023   $    2,006,831        1,744,297   $    4,572,631
Reinvestment of distributions                              200,111          511,853          402,128        1,053,031
Shares reacquired                                       (2,950,105)      (7,546,128)      (6,108,253)     (15,984,931)
---------------------------------------------------------------------------------------------------------------------
Decrease                                                (1,966,971)  $   (5,027,444)      (3,961,828)  $  (10,359,269)
---------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                 66,453   $      168,969          119,924   $      310,970
Reinvestment of distributions                               10,763           27,407           20,812           54,297
Shares reacquired                                         (101,050)        (253,810)        (139,597)        (364,339)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                        (23,834)  $      (57,434)           1,139   $          928
---------------------------------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board of Trustees (the "Board"), including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to each Fund are discussed below.

CONVERTIBLE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Fund's Class A shares was in the first quintile of its performance universe for the nine-month and one-year periods and in the third quintile for the period since inception (June 30, 2003). The Board also observed that the performance was above that of the Lipper Convertible Securities Fund Index for the nine-month and one-year periods and below that of the Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately seven basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class Y was approximately six basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HIGH YIELD FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and three-year periods, and in the third quintile for the one- and five-year periods. The Board also observed that the performance was below that of the Lipper High Current Yield Bond Index for the nine-month, one-year, and three-year periods, and above that of the Index for the five-year period. In addition, the Board observed that historically the Lord Abbett Funds, in investing in below investment-grade debt, have invested in relatively higher quality bonds compared to other funds that invest in below investment-grade debt, and that in recent years such bonds have not performed as well as lower quality bonds.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed the contractual management and administrative services fees were approximately eight basis points below the median of the peer group and that the actual management and administrative services fees were approximately five basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately thirty-three basis points above the median of the peer group, and the actual total expense ratio of Class Y was approximately one basis point above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

LIMITED DURATION FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that that the performance of the Class A shares of the Fund was in the third quintile for the nine-month, one-year, and three-year periods and in the fourth quintile for the five- and ten-year periods. The Board also observed that the performance was below that of the Lipper Short-Intermediate U.S. Government Index for each of the nine-month, one-year, three-year, five-year, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented an expense cap for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Classes B and C to not more than 1.55%, and the total expense ratio of Class Y to not more than 0.55%. The Board observed that the contractual and actual management and administrative services fees for the

Fund were approximately fourteen basis points below the median of its peer group. The Board also observed that the total expense ratios of Classes A, B, and C were approximately eight basis points below the median of the peer group and the total expense ratio of Class Y was thirteen basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

U.S. GOVERNMENT FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month, one-year, three-year and ten-year periods and in the third quintile in the five-year period. The Board also observed that the performance was below that of the Lipper General U.S. Government Funds Index in the nine-month, one-year, and five-year periods and above that of the Index for the three-and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Classes B and C to not more than 1.65%, and the total expense ratio of Class Y to not more than 0.65%. The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately the same as the median of the peer group, that the total expense ratio of Class A was approximately two basis points above the median of the peer group, and that the total expense ratios of Classes B, C, and Y were approximately four basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the twelve month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

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[LORD ABBETT(R) LOGO]


                                              Lord Abbett Investment Trust
                                                    Lord Abbett Convertible Fund
                                                    Lord Abbett High Yield Fund
                                                    Lord Abbett Limited Duration
                                                      U.S. Government &
    This report when not used for the                 Government Sponsored
 general information of shareholders of               Enterprises Fund
 the fund, is to be distributed only if             Lord Abbett U.S. Government
  preceded or accompanied by a current                & Government Sponsored
            fund prospectus.                          Enterprises Fund

   Lord Abbett mutual fund shares are
             distributed by
       LORD ABBETT DISTRIBUTOR LLC

                                                                                       LAIT-3-0506
                                                                                           (07/06)

[LORD ABBETT LOGO]

2006
SEMIANNUAL
  REPORT

LORD ABBETT
STRATEGIC ALLOCATION FUNDS
  INCOME STRATEGY FUND
  BALANCED STRATEGY FUND
  WORLD GROWTH & INCOME
  STRATEGY FUND


FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

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LORD ABBETT INVESTMENT TRUST
STRATEGIC ALLOCATION FUNDS
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED MAY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' performance for the six month period ended May 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.LordAbbett.com, where you can also access the quarterly commentaries of the Funds' portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our investment professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The performance of the U.S. economy for the six month period can roughly be split into a three month period of strong growth, followed by three months of slower activity. For example, nonfarm businesses added new jobs at a monthly average of 166,000 in December, January, and February; but the average hiring pace weakened to 125,000 per month in March, April, and May. Similarly, retail sales rose 2.6% over the three months ended in February, but increased only 1.5% in the three months ended in May. The important housing market also showed signs of slowing. The Housing Market Index, a survey of builders, declined in each month from February to May.

     The ratcheting down of growth can best be explained by the cumulative drag from rising energy costs in 2006 and the continued increase in interest rates by the Federal Reserve Board (the Fed). The average price of West Texas Intermediate crude oil ended 2005 at $59.82 per barrel, and reached as high as $72.14 per barrel during the week ended May 5, before ending the month at $70.35.

     In addition, during the six months ended in May, the Fed lifted its fed funds rate four times. The final hike, on May 10, raised the fed funds rate to 5.00%. The Fed's rate hikes were in response to

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accelerating inflation over the period. The Consumer Price Index increased at an annual rate of 5.7% during the three months ended in May, compared with a 2.7% annualized increase for the three months ended in February. Core inflation, which excludes food and energy, also experienced a mild run-up. Core prices rose at an annual rate of 3.8% in the three months ended in May, after increasing only 2.0% in the preceding three months.

     Against the backdrop of rising short-term rates and higher inflation, yields on Treasury notes rose over the period. The yield on the 10-year Treasury bond increased from 4.52% on December 1, 2005, to 5.12% on May 31, 2006. The rate on a two-year Treasury increased from 4.45% to 5.04%. However, the yield curve turned inverted - that is, short rates were higher than long rates - from late January into early March until worries about inflation caused long yields to increase by a greater amount than short rates did.

     As investors recognized that global liquidity was being restricted, fixed income assets retreated in value. What particularly concerned the marketplace was the mid-May release of the Consumer Price Index that exceeded expectations and raised the specter that the Fed was behind the curve and, therefore, might be compelled to continue raising rates beyond the June meeting. Prior to the release, investors were anticipating a pause in June. Testimony by Fed Chairman Ben Bernanke in late April suggested that a weakening economy may warrant a pause at the next Fed meeting.

     Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities do tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the past two quarters.

     Uncertainty about the effect of rising energy prices on economic growth plus the continued rate hikes by the Fed held back the equity markets. The S&P 500(R) Index(1) rose just 2.6% in the six months ended May 31, 2006.

     Among the sectors, the S&P transportation sector and energy sector greatly outperformed the growth in the overall S&P 500 Index for the six months ended May 31, 2006. Reflecting the struggles still evident in technology industries, the semiconductor and semiconductor equipment sector, followed by the software and services sector, were the two worst performers among the industrial sectors within the S&P 500.

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     PERFORMANCE DATA QUOTED ON THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND
ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT INCOME STRATEGY FUND

Q: HOW DID THE INCOME STRATEGY FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: Lord Abbett Income Strategy Fund is a fund of funds that currently divides assets among Lord Abbett Affiliated Fund, Lord Abbett America's Value Fund, Lord Abbett High Yield Fund, and Lord Abbett Total Return Fund. As a result, the Income Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the six month period ended May 31, 2006, the Income Strategy Fund returned 2.9%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark (25% Russell 1000(R) Index,(2) 50% Merrill Lynch High Yield Master II Index,(3) and 25% Lehman Brothers U.S. Aggregate Bond Index(4)), which returned 2.9% over the same period. AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDES THE REINVESTMENT OF ALL DISTRIBUTIONS, IS: SINCE INCEPTION (JUNE 30, 2005):
-2.24%.

     FEES AND EXPENSE WAIVERS ARE CURRENTLY IN EFFECT FOR THIS FUND. HAD THESE WAIVERS NOT BEEN IN EFFECT, PERFORMANCE MIGHT HAVE BEEN LOWER. SEE THE FUND'S PROSPECTUS FOR A HISTORY OF FEES WAIVED AND EXPENSES ASSUMED. EXISTING EXPENSE WAIVERS MAY BE REVISED OR TERMINATED AT ANY TIME.

LORD ABBETT AFFILIATED FUND COMPONENT
(APPROXIMATELY 12.0% OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AFFILIATED FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 7.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(5) which returned 6.5% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
13.72%, 5 YEARS: 4.61%, AND SINCE INCEPTION (MARCH 27, 1998): 6.93%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The other energy sector made the greatest contribution to the Fund's

                                                                               3
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performance relative to its benchmark in the period. Oil services company
Schlumberger Ltd. was the Fund's biggest individual contributor in the period, followed by Baker Hughes Inc., a supplier of reservoir-centered products and services to the oil and gas industry.

     The producer durables sector was the second largest contributor to the Fund's relative performance. Among the individual holdings contributing to performance in the sector was Caterpillar Inc. a maker of construction machinery.

     Also adding to relative performance was the utilities sector. Comcast Corp., an operator of hybrid fiber-coaxial broadband cable communications networks added to performance in the sector.

     Among the individual holdings contributing to performance were: Pfizer Inc., a research-based, global pharmaceutical company; food and beverage company Kraft Foods Inc.; Campbell Soup Co., a maker of convenience food products; ExxonMobil Corp., the Fund's largest holding in the period, and an operator of petroleum and petrochemicals businesses; Waste Management, Inc., a provider of waste management services; and Union Pacific Corp., a rail transportation provider.

     The healthcare sector was the greatest detractor to the Fund's performance relative to its benchmark. Among the individual holdings taking away from performance in the sector were: pharmaceutical company Teva Pharmaceutical Industries Ltd.; Medtronic Inc., a supplier of device-based therapies to alleviate pain; MedImmune, Inc., a developer of products that address medical needs in areas such as infectious diseases and transplantation medicine; and Boston Scientific Corp., a maker of minimally invasive medical devices.

     The technology sector also detracted from relative performance. Specifically, Microsoft Corp., a software products company, was the Fund's largest individual detractor from performance. Motorola, Inc., a provider of integrated communications and electronic solutions was the Fund's its second largest individual detractor.

     Also taking away from relative performance was the financial services sector. Among the individual holdings detracting from performance was insurance provider, American International Group, Inc.

     Other holdings detracting from performance were: consumer products manufacturer Proctor & Gamble; Tribune Co., a media company operating in publishing, television, radio stations, and interactive ventures; and IAC/InterActiveCorp, an interactive commerce company.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

4
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LORD ABBETT AMERICA'S VALUE FUND COMPONENT
(APPROXIMATELY 20.1% OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AMERICA'S VALUE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.3%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the S&P 500 Index, which returned 2.6% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 8.01% AND SINCE INCEPTION (DECEMBER 27, 2001): 8.30%.

     NOTE: The Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed-income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

EQUITY PORTION

A: Overall, an underweight position in the information technology sector - a sector that disappointed in the period - made the biggest contribution to the Fund's performance relative to its benchmark. The second best contributor to relative performance was the consumer staples sector. In particular, portfolio holding H.J. Heinz Co., a manufacturer of processed food products, was the Fund's second biggest individual contributor to performance in the period and the portfolio's second largest holding at period end. Also adding to performance was the healthcare sector, especially individual holding Bristol-Myers Squibb Co., a diversified health and personal care company.

     Three consumer discretionary holdings added to performance: OfficeMax Inc., an office products retailer, and the Fund's number-one contributor in the period; Newell Rubbermaid Inc., a maker of consumer products sold through a variety of retail and wholesale distribution channels; and Snap-on Inc., a provider of tool and equipment solutions. Two energy holdings also contributed:
GlobalSantaFe Corp., an international offshore and land contract driller, and Halliburton Co., a provider of energy, engineering and construction services. Industrials holding Cummins Inc., a manufacturer of diesel engines, added to performance as did Northeast Utilities, a regional provider of retail electric service, and AT&T Inc., a provider of telecommunications services.

     On a sector basis, the largest detractor to the Fund's performance relative to its benchmark was the materials sector. Among the individual holdings offering disappointing performance in the sector were Bowater Inc., a maker of newsprint other paper products; Chemtura Corp., a manufacturer of specialty chemicals; and The Dow Chemical Co., a provider of

                                                                               5
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chemical, plastic, and agricultural products and services.

     The second largest detracting sector to the Fund's relative performance was the financial services sector. In particular, two financial services stocks disappointed: PartnerRe Ltd., a provider of multi-line reinsurance to insurance companies, and ACE Ltd., property and casualty insurer.

     The consumer discretionary sector also took away from relative performance. Individual holding Dana Corp. was the Fund's number-one detractor; the company provides components and systems for automotive and industrial markets. Three other consumer discretionary holdings also disappointed: Tupperware Brands Corp., a manufacturer of consumer products for the home; The ServiceMaster Co., a provider of outsourcing services for residential and commercial customers; and Pier 1 Imports, Inc., a retailer of decorative home furnishings, gifts, and related items.

     Industrial holding R.R. Donnelley & Sons Co., a supplier of commercial printing and information services, also detracted from performance in the period.

FIXED INCOME PORTION

     Contributing to performance in the high yield bond market were the individual credits of pharmaceutical, gas distribution, and financial services companies. Top performers in the period included: pharmaceutical firm Warner Chilcott Corp.; gas distribution company El Paso Corp.; and financial services firm General Motors Acceptance Corp. Media and cable company Mediacom Broadband LLC and health services firm Tenet Healthcare Corp. also added to performance.

     In the investment-grade bond market, the Fund's participation in the mortgage-backed securities sector also aided performance, as mortgages outperformed both U.S. Treasuries and investment-grade corporate bonds in the period.

     Convertibles securities also contributed to performance, in particular two energy holdings: AGCO Corp. and CSX Corp.

     Detracting from performance in the high yield market were the credits of transportation (excluding air/rail), hotels, and electric-integrated companies. Taking away from performance in these areas were oil services and transportation company Hornbeck Offshore Services, hotel firm Host Marriott LP, and Mirant Americas General LLC, a provider of electric services. Also detracting from performance in the high yield bond market were auto parts manufacturer Dana Corp. and chemicals company Ineos Group Holdings plc.

     Among the detractors from performance in the convertible securities sector were healthcare company CV Therapeutics, Inc. and utility company CMS Energy Corp.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

6
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LORD ABBETT HIGH YIELD FUND COMPONENT
(APPROXIMATELY 39.9% OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.9%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch High Yield Master II Index, which returned 4.4% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE:
1 YEAR: 6.46%, 5 YEARS: 7.14%, AND SINCE INCEPTION (MAY 3, 1999): 5.59%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: High yield securities outperformed both traditional fixed income securities and the S&P 500 during the six month period. These securities are less sensitive to interest rate moves, and are more affected by economic conditions and the credit quality of the issuing company.

     Detracting from the Fund's performance relative to its benchmark was its underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities by a wide margin during the period.

     Performance was also negatively affected by individual positions within the wholesale food and transportation industries, specifically Chiquita Brands International, Inc., a company that grows, procures, and markets bananas and other fresh fruit, and oilfield services and transportation company Hornbeck Offshore Services. Also detracting from performance were paper manufacturer Tembec Industries, Inc.; wireless telecommunications company Triton PCS, Inc.; and J.B. Poindexter & Co., a manufacturer of capital goods.

     Contributing to the Fund's performance were the media, health services, gaming, and automobile and auto-related sectors. Among the individual credits adding to performance were financial services firm General Motors Acceptance Corp.; automotive firm General Motors Corp.; Hertz Rental, a car rental company; gaming and casino company Premier Entertainment Biloxi; and United Airlines, an airline carrier.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT
(APPROXIMATELY 28.0% OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 0.3%, reflecting performance at the net asset value (NAV)

                                                                               7
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of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index,(6) which returned 0.3% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE:
1 YEAR: -0.09%, 5 YEARS: 5.34%, AND SINCE INCEPTION (DECEMBER 14, 1998): 5.93%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Contributing to performance in the period relative to the Fund's benchmark were the portfolio's underweight positions in riskier securities and significant overweights in structured, i.e., collateralized, securities. The decision to underweight longer maturity securities and overweight intermediate maturity securities benefited performance in the latter half of the period as the shape of the yield curve steepened in response to inflation concerns.

     Contributing to relative performance during the period was the portfolio's overweight in mortgage-backed securities (MBS). Active rotation was evident in mortgages as large positions were added to the portfolio at the end of 2005 in response to attractive valuations. In first quarter 2006, the Fund took profits on some of those positions and, in the process, migrated from lower to higher coupon securities. The Fund sold securities that are more price-responsive, and bought higher yielding, higher coupon securities that are less price-responsive as interest rates rise. Similarly, the portfolio shifted from longer term securities to relatively shorter term securities with the same effect.

     The portfolio's underweight in corporates detracted from relative performance during the period. The Fund continued its effort to avoid credits with exposure to bondholder-unfriendly corporate actions such as leveraged buyouts and share buybacks. The Fund also avoided consumer products companies and the housing sector.

     The portfolio's overweight in structured products also contributed to relative performance during the period. Portfolio managers took advantage of 2005 year-end weakness to upgrade the credit quality of the portfolio's commercial mortgage-backed securities (CMBS) holdings. Given the recent strong performance of the sector, the Fund realized gains in CMBS and reduced portfolio allocations from approximately 30% of the fund on November 30, 2005, to 23% at period end.

     The portfolio's underweight in the emerging and high yield markets detracted from relative performance. The portfolio's underweight of CCC rated securities penalized returns as lower rated credits, which are less sensitive to interest rates, outperformed higher rated high yield companies. Relative performance was hurt by a continued underweight position in emerging markets. Given

8
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historically high valuations, positions were pared on strength. This benefited returns as, during the month of May, spreads on emerging market debt widened nearly 35 basis points.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT BALANCED STRATEGY FUND

Q: HOW DID THE BALANCED STRATEGY FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: Lord Abbett Balanced Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Affiliated Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Large Cap Core Fund, and Lord Abbett Total Return Fund. As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the six month period ended May 31, 2006, the Balanced Strategy Fund returned 4.5%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark (60% Russell 3000(R) Index(7) and 40% Lehman Brothers U.S. Aggregate Bond Index), which returned 1.9% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1
YEAR: 2.15%, 5 YEARS: 3.51%, AND 10 YEARS: 6.95%.

     FEES AND EXPENSE WAIVERS ARE CURRENTLY IN EFFECT FOR THIS FUND. HAD THESE WAIVERS NOT BEEN IN EFFECT, PERFORMANCE MIGHT HAVE BEEN LOWER. SEE THE FUND'S PROSPECTUS FOR A HISTORY OF FEES WAIVED AND EXPENSES ASSUMED. EXISTING EXPENSE WAIVERS MAY BE REVISED OR TERMINATED AT ANY TIME.

LORD ABBETT AFFILIATED FUND COMPONENT
(APPROXIMATELY 47.2% OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AFFILIATED FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 7.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000 Value Index, which returned 6.5% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
13.72%, 5 YEARS: 4.61%, AND SINCE INCEPTION (MARCH 27, 1998): 6.93%.

     FOR A DISCUSSION ON THE LORD ABBETT AFFILIATED FUND, SEE PAGE 3.

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LORD ABBETT BOND DEBENTURE FUND COMPONENT
(APPROXIMATELY 24.7% OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE BOND DEBENTURE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.6%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.0% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE:
1 YEAR: 6.28%, 5 YEARS: 6.45%, AND SINCE INCEPTION (MARCH 27, 1998): 5.09%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In the high yield bond market, contributing to the Fund's performance relative to its benchmark were the health services, cable, and gas distribution sectors.

     Individual names contributing to performance on the high yield sector of the market included the credits of financial services firm General Motors Acceptance Corp.; pharmaceutical company Warner Chilcott Corp.;
telecommunications firm Level 3 Financing; gas distribution company El Paso Corp.; and Rite Aid Corp., a retail drug store.

     The portfolio's holdings of convertible securities also contributed to performance, including pharmaceutical company Celgene Corp., oilfield services firm Schlumberger Ltd., and natural gas distributor El Paso Corp. Overall, high-yielding credits demonstrated stronger performance than investment-grade bonds. Equity holdings, including agricultural products company Archer Daniels Midland Co. and software providers BEA Systems, Inc. and Mentor Graphics, also added to performance.

     Also contributing to performance relative to the benchmark was the Fund's position in mortgage-backed securities, an investment-grade asset class that outperformed both investment-grade corporate bonds and U.S. Treasury bonds in the period.

     Detracting from relative performance in the high yield bond market was the wholesale food sector. In particular, individual portfolio holdings Chiquita Brands International, Inc., and Dole Food Co. detracted from performance. In addition, within the forestry/paper industry, Tembec Industries, Inc., a paper manufacturer, took away from performance in the period, as did Triton PCS, Inc., a wireless telecommunications company, and Century Communications Corp., a media and cable firm.

     Elsewhere, in the convertible sector, detracting from relative performance were holdings in pharmaceutical companies CV Therapeutics, Inc., and Teva Pharmaceutical and technology firms Openwave Systems, Inc., and Intel Corp.

     Detracting from relative performance on the equity side was biopharmaceutical company Amgen, Inc., electric utility

10
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company TECO Energy, Inc., and Comverse Technology, Inc., a maker of communications systems and software.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE CAP CORE FUND COMPONENT
(APPROXIMATELY 11.1% OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE CAP CORE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.7%, reflecting the performance at the net asset value
(NAV) of Class Y shares with all distributions, compared with its benchmark, the Russell 1000 Index, which returned 2.8%. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 8.61%, 5 YEARS: 2.64%, AND SINCE INCEPTION (MAY 3,
1999): 4.43%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The consumer staples sector was the largest contributor to the performance of the Fund relative to its benchmark in the six month period ended May 31, 2006. Three consumer staples companies were among the Fund's top 10 individual contributors to performance: Kraft Foods Inc., a food and beverage company; Diageo plc, a distiller and marketer of alcoholic beverages; and Campbell Soup Co., a maker of branded convenience food products.

     The second best contributor to the Fund's relative performance in the period was the other energy sector. Among the portfolio holdings adding to performance in the sector were Schlumberger Ltd., an oil services company, and Baker Hughes Inc., a supplier of reservoir-centered products, services, and systems to the worldwide oil and gas industry.

     Also contributing to performance were cable company Comcast Corp.; Monsanto Co., a provider of agricultural products; pharmaceutical companies Pfizer Inc. and Wyeth; and Corning Inc., a technology holding.

     Overall, the financial services sector was the biggest detractor to the Fund's performance relative to its benchmark in the period. Within that sector, American International Group, Inc., a provider of a variety of insurance and insurance-related services, disappointed, as did CIGNA Corp., a provider of insurance, managed care products and individual financial services worldwide.

     The portfolio's underweight relative to its benchmark in the integrated oils sector also detracted from performance, as the sector overall performed well in the period.

     Individual portfolio holdings detracting from performance included technology holdings Microsoft Corp., a software products developer; Intel Corp., a maker of computer components and related

--------------------------------------------------------------------------------

products; and Motorola, a provider of integrated communications solutions and embedded electronic solutions. Four healthcare companies also disappointed: healthcare insurer UnitedHealth Group, a manager of organized health systems; Genzyme Corp., a global biotechnology company; St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; and Medtronic, Inc., a provider of device-based therapies that restore health, extend life, and alleviate pain. Consumer staples holding Procter & Gamble Co., a manufacturer of a variety of consumer products, also took away from performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT
(APPROXIMATELY 17.0% OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 0.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index, which returned 0.3% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-0.09%, 5 YEARS: 5.34%, AND SINCE INCEPTION (DECEMBER 14, 1998): 5.93%.

     FOR A DISCUSSION ON THE LORD ABBETT TOTAL RETURN FUND, SEE PAGE 7.

LORD ABBETT WORLD GROWTH & INCOME STRATEGY FUND

Q: HOW DID THE WORLD GROWTH & INCOME STRATEGY FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: Lord Abbett World Growth & Income Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Growth Opportunities Fund, Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Large Cap Growth Fund, and Lord Abbett Total Return Fund. As a result, the World Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the six month period ended May 31, 2006, the Fund returned 4.5%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark (75% MSCI World Index(8) and 25% Lehman Brothers U.S. Universal Index), which returned 6.6% over the same period. AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDES THE REINVESTMENT OF ALL DISTRIBUTIONS, IS: SINCE INCEPTION (JUNE 30, 2005): 3.13%.

--------------------------------------------------------------------------------

     FEES AND EXPENSE WAIVERS ARE CURRENTLY IN EFFECT FOR THIS FUND. HAD THESE WAIVERS NOT BEEN IN EFFECT, PERFORMANCE MIGHT HAVE BEEN LOWER. SEE THE FUND'S PROSPECTUS FOR A HISTORY OF FEES WAIVED AND EXPENSES ASSUMED. EXISTING EXPENSE WAIVERS MAY BE REVISED OR TERMINATED AT ANY TIME.

LORD ABBETT GROWTH OPPORTUNITIES FUND COMPONENT
(APPROXIMATELY 5.2% OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE GROWTH OPPORTUNITIES FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.7%, reflecting the performance at the net asset value
(NAV) of Class Y shares with all distributions reinvested for the six month period ended May 31, 2006, compared with its benchmark, the Russell
Midcap(R) Growth Index,(9) which returned 4.1%. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 11.41%, 5 YEARS: 2.20%, AND SINCE INCEPTION (OCTOBER 15, 1998): 11.07%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Overall, the technology sector was the greatest detractor to the Fund's relative performance. Among the individual detractors were: Websense, Inc., a provider of employee Internet management solutions; Comverse Technology, Inc., a maker of computer and telecommunications systems and software; and Hyperion Solutions Corp., a developer of business analysis software.

     The healthcare sector was the second weakest contributor to the Fund's relative performance. Within that sector, UnitedHealth Group Inc., a healthcare insurer, was the Fund's largest individual detractor. Other healthcare detractors were: Genzyme Corp., a global biotechnology company; Omnicare, Inc., a provider of professional pharmacy services; Kos Pharmaceuticals, Inc., a specialty pharmaceutical company; and Barr Pharmaceuticals Inc., a maker of generic and proprietary prescription pharmaceuticals. The auto and transportation sector also detracted from relative performance in the period.

     Other individual holdings taking away from performance were Axis Capital Holdings Ltd., a provider of specialty lines and treaty reinsurance, and Powerwave Technologies, Inc., a producer durables company that supplies wireless communications products.

     Consumer discretionary sector stocks were the largest contributors to the Fund's performance relative to its benchmark in the period. Individual contributors in that sector included: Too, Inc., a retail apparel and personal care products company; hotel operator Starwood Hotels & Reports Worldwide, Inc.; and Univision Communications, Inc., a Spanish-language media company in the United States.

     The other energy sector also contributed to relative performance. The Fund's largest individual contributor and its second largest holding was energy holding Weatherford International Ltd., a

--------------------------------------------------------------------------------

provider of equipment and services for the drilling and production of oil and natural gas wells. Halliburton Co., a supplier of energy, engineering, and construction services, also outperformed.

     Also adding to relative performance was the financial services sector. In particular, Alliance Data Systems Corp., a provider of transaction, credit, and marketing services to retail companies, was the Fund's second strongest individual contributor. Equipment rental company United Rentals Inc. also added to performance.

     Among other individual holdings contributing to performance were: Nucor Corp., a manufacturer of steel products; Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; and technology holding Citrix Systems, Inc., a supplier of infrastructure software.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL CORE EQUITY FUND COMPONENT
(APPROXIMATELY 29.7% OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE INTERNATIONAL CORE EQUITY FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 14.1%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the MSCI Europe, Australasia, Far East (EAFE)(R) Index,(10) which returned 15.6% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 28.87% AND SINCE INCEPTION (DECEMBER 31, 2003):
16.69%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The financial sector was the largest detractor to the Fund's performance relative to its benchmark. Aiful Corp., a Japanese consumer financing firm, detracted from performance in the sector. Banking company TMB Bank Plc. of Thailand also took away from performance.

     An underweight position in the materials sector detracted from relative performance as the sector overall demonstrated strong performance in the period. Among the individual holdings in the sector, Hindalco Industries Limited, a supplier of aluminum and copper, disappointed. The portfolio's underweight position in the utilities sector also took away from performance.

     Among the individual holdings detracting from performance were: telecommunications services companies MTN Group Ltd., an operator of a cellular telephone network in South Africa, and Mobile Telesystems, a provider of mobile telephone services in Russia and the former Soviet Union. Three consumer discretionary companies also disappointed: Japanese cable television broadcasting

--------------------------------------------------------------------------------

company, Jupiter Telecommunications Co., Ltd.; Koc Holdings, a Turkish industrial, retailing, and banking conglomerate; and the Korean electronics firm LG Electronics. Energy holding Sinolink Worldwide Holdings Ltd., a China-based energy, real estate, and utility conglomerate, and Zodiac SA, a manufacturer of aeronautical, marine leisure, and airline equipment, also took away from performance.

     The energy sector was the greatest contributor to the Fund's performance relative to its benchmark in the period. Tullow Oil Plc, an oil and gas producer, was a strong individual contributor in the sector.

     The information technology sector also contributed to relative performance. Specifically, individual holding CSR Plc, a maker of single-chip Bluetooth radio devices, added to performance was the Fund's third largest contributor in the period.

     Millicom International Cellular S.A., a cellular telephone systems provider, was the Fund's largest individual contributor. Among other individual contributors were: Irish Life & Permanent Plc, a retail financial services group and the Fund's second best contributor; BNP Paribas, a large bank headquartered in France and the Fund's largest holding at period end; UBS AG, a Swiss investment banking firm; and ING Groep, a global insurance company.

     Other holdings adding to performance included: BAE Systems Plc, a defense and aerospace industry firm; ProSiebenSat.1 Media AG, a television station operator; and Alcan Inc., an aluminum industry company.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE CAP CORE FUND COMPONENT
(APPROXIMATELY 25.2% OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE CAP CORE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 3.7%, reflecting the performance at the net asset value
(NAV) of Class Y shares with all distributions, compared with its benchmark, the Russell 1000 Index, which returned 2.8%. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 8.61%, 5 YEARS: 2.64%, AND SINCE INCEPTION (MAY 3,
1999): 4.43%.

     FOR A DISCUSSION OF THE LORD ABBETT LARGE CAP CORE FUND, SEE PAGE 11.

LORD ABBETT LARGE CAP GROWTH FUND COMPONENT
(APPROXIMATELY 15.1% OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE CAP GROWTH FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned -2.0%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions

--------------------------------------------------------------------------------

reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(11) which returned -0.9% in the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 9.43%, 5 YEARS: -4.80%, AND SINCE INCEPTION (DECEMBER 30, 1999): -10.32%.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The healthcare sector was the greatest detractor to the Fund's performance relative to its benchmark in the period. Alcon, Inc., an eye care company, was the Fund's number-one individual detractor in the sector. St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market, also disappointed, as did UnitedHealth Group Inc., a healthcare insurer.

     The second largest detractor to relative performance was the consumer discretionary sector. Taking away from performance in this sector were Internet media company Yahoo! Inc. and two retail holdings, Urban Outfitters, Inc. and Chicos FAS, Inc.

     The portfolio's overweight position in the producer durables sector also detracted from relative performance as the sector overall had weak performance in the period.

     Among the individual holdings detracting from performance were: Motorola, Inc., a provider of integrated communications and electronic solutions and the Fund's second most significant individual detractor; Intel Corp., a manufacturer of computer components and related products; Alcatel SA, a provider of telecommunications equipment, cables and services; and Apple Computer, Inc. a maker of personal computers and related personal computing and communication solutions.

     Overall, the technology sector made the strongest contribution to the Fund's relative performance. Within that sector, Corning Inc., which operates in the telecommunications, advanced materials, and information display industries, was the Fund's number-one individual contributor. Three other technology holdings outperformed: Broadcom Corp., a provider of integrated silicon solutions that enable broadband digital data transmission; NVIDIA Corp., a developer of three dimensional (3-D) graphics processors and related software; and Advanced Micro Devices, Inc., a supplier of integrated circuits for the personal and networked computer and communications markets.

     Also contributing to the Fund's relative performance was the other energy sector. Within that sector, oil services company Schlumberger Ltd. was the Fund's second best individual contributor. Weatherford International Ltd., a provider of equipment and services for the drilling and production of oil and natural gas wells, and GlobalSantaFe Corp., an international offshore and land contract driller, were both strong contributors.

--------------------------------------------------------------------------------

     Three additional holdings contributed to performance: healthcare holding Celgene Corp., a global biopharmaceutical company; Starwood Hotel & Resorts Worldwide, Inc., an operator of hotel franchises; and The Boeing Co., a developer of commercial jet aircraft and related support services to the commercial airline industry.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT
(APPROXIMATELY 24.9% OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE SIX MONTH PERIOD ENDED MAY 31, 2006?

A: The Fund returned 0.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index, which returned 0.3% for the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-0.09%, 5 YEARS: 5.34%, AND SINCE INCEPTION (DECEMBER 14, 1998): 5.93%.

     FOR A DISCUSSION OF THE LORD ABBETT TOTAL RETURN FUND, SEE PAGE 7.

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

--------------------------------------------------------------------------------

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

(3) The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

(4) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(5) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

(7) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98 percent of the investable U.S. equity market.

(8) The MSCI World Index is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

(9) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

(10) The MSCI Europe, Australasia, and Far East (EAFE)(R) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East.

(11) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 through May 31, 2006).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

INCOME STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING          ENDING          EXPENSES
                                                         ACCOUNT           ACCOUNT        PAID DURING
                                                          VALUE             VALUE           PERIOD+
                                                          -----             -----           -------
                                                                                           12/1/05 -
                                                         12/1/05           5/31/06          5/31/06
                                                         -------           -------          -------
CLASS A
Actual                                                $  1,000.00       $ 1,029.00         $    1.77
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,023.20         $    1.77
CLASS B
Actual                                                $  1,000.00       $ 1,025.90         $    5.00
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,019.99         $    4.99
CLASS C
Actual                                                $  1,000.00       $ 1,025.40         $    5.00
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,019.99         $    4.99
CLASS P
Actual                                                $  1,000.00       $ 1,030.00         $    1.77
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,023.16         $    1.77
CLASS Y
Actual                                                $  1,000.00       $ 1,029.40         $    0.00
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,024.93         $    0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION
MAY 31, 2006

PORTFOLIO ALLOCATION               %*
Equity                           31.36%
Fixed Income                     66.47%
Short-Term Investment             2.17%
Total                           100.00%

*    Represents percent of total investments.

BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING          ENDING          EXPENSES
                                                         ACCOUNT           ACCOUNT        PAID DURING
                                                          VALUE             VALUE           PERIOD+
                                                          -----             -----           -------
                                                                                           12/1/05 -
                                                         12/1/05           5/31/06          5/31/06
                                                         -------           -------          -------
CLASS A
Actual                                               $  1,000.00       $ 1,045.20         $    1.78
Hypothetical (5% Return Before Expenses)             $  1,000.00       $ 1,023.18         $    1.77
CLASS B
Actual                                               $  1,000.00       $ 1,041.90         $    5.09
Hypothetical (5% Return Before Expenses)             $  1,000.00       $ 1,019.95         $    5.04
CLASS C
Actual                                               $  1,000.00       $ 1,042.10         $    5.09
Hypothetical (5% Return Before Expenses)             $  1,000.00       $ 1,019.95         $    5.04
CLASS P
Actual                                               $  1,000.00       $ 1,045.00         $    2.29
Hypothetical (5% Return Before Expenses)             $  1,000.00       $ 1,022.69         $    2.27
CLASS Y
Actual                                               $  1,000.00       $ 1,047.00         $    0.00
Hypothetical (5% Return Before Expenses)             $  1,000.00       $ 1,024.93         $    0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION
MAY 31, 2006

PORTFOLIO ALLOCATION               %*
Equity                           57.51%
Fixed Income                     41.13%
Short-Term Investment             1.36%
Total                           100.00%

*    Represents percent of total investments.

WORLD GROWTH & INCOME STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING          ENDING          EXPENSES
                                                         ACCOUNT           ACCOUNT        PAID DURING
                                                          VALUE             VALUE           PERIOD+
                                                          -----             -----           -------
                                                                                           12/1/05 -
                                                         12/1/05           5/31/06          5/31/06
                                                         -------           -------          -------
CLASS A
Actual                                                $  1,000.00       $ 1,045.00         $    1.78
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,023.20         $    1.77
CLASS B
Actual                                                $  1,000.00       $ 1,041.10         $    5.04
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,019.98         $    4.99
CLASS C
Actual                                                $  1,000.00       $ 1,041.90         $    5.04
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,019.99         $    4.99
CLASS P
Actual                                                $  1,000.00       $ 1,045.40         $    1.27
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,023.70         $    1.26
CLASS Y
Actual                                                $  1,000.00       $ 1,046.90         $    0.00
Hypothetical (5% Return Before Expenses)              $  1,000.00       $ 1,024.93         $    0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION
MAY 31, 2006

PORTFOLIO ALLOCATION               %*
Equity                           73.45%
Fixed Income                     24.31%
Short-Term Investment             2.24%
Total                           100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INCOME STRATEGY FUND MAY 31, 2006

                                                                     VALUE
INVESTMENTS                                      SHARES              (000)
--------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 97.78%

LORD ABBETT AFFILIATED
FUND, INC. - CLASS Y(a)                         221,342         $    3,289

LORD ABBETT RESEARCH
FUND, INC. - AMERICA'S
VALUE FUND - CLASS Y(b)                         437,410              5,494

LORD ABBETT INVESTMENT
TRUST - HIGH YIELD
FUND - CLASS Y(c)                             1,372,083             10,935

LORD ABBETT INVESTMENT
TRUST - TOTAL RETURN
FUND - CLASS Y(d)                               758,357              7,682
                                                                ----------

TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(cost $27,521,964)                                              $   27,400
                                                                ==========

                                              PRINCIPAL
                                                 AMOUNT              VALUE
INVESTMENTS                                       (000)              (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.17%

REPURCHASE AGREEMENT

REPURCHASE AGREEMENT
DATED 5/31/2006,
4.40% DUE 6/1/2006
WITH STATE STREET
BANK & TRUST CO.
COLLATERALIZED BY
$620,000 OF FEDERAL
HOME LOAN MORTGAGE
CORP. AT 5.125% DUE
10/24/2007;
VALUE: $621,550;
PROCEEDS: $607,889
(COST $607,815)                               $     608         $      608
                                                                ==========
TOTAL INVESTMENTS IN SECURITIES 99.95%
(cost $28,129,779)                                                  28,008
                                                                ==========
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.05%                                                       14
                                                                ----------
NET ASSETS 100.00%                                              $   28,022
                                                                ==========

(a) Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b) Fund investment objective is to seek current income and capital appreciation.
(c) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

SCHEDULE OF INVESTMENTS (UNAUDITED)
BALANCED STRATEGY FUND May 31, 2006

                                                                     VALUE
INVESTMENTS                                      SHARES              (000)
--------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 98.69%

LORD ABBETT AFFILIATED
FUND, INC. - CLASS Y(a)                      36,970,899        $   549,388

LORD ABBETT
BOND DEBENTURE
FUND, INC. - CLASS Y(b)                      37,097,192            287,874

LORD ABBETT RESEARCH
FUND, INC. - LARGE CAP
CORE FUND - CLASS Y(c)                        4,531,129            129,183

LORD ABBETT INVESTMENT
TRUST - TOTAL RETURN
FUND - CLASS Y(d)                            19,490,440            197,438
                                                               -----------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(cost $1,103,814,641)                                          $ 1,163,883
                                                               ===========

                                              PRINCIPAL
                                                 AMOUNT              VALUE
INVESTMENTS                                       (000)              (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.36%

REPURCHASE AGREEMENT

REPURCHASE AGREEMENT
DATED 5/31/2006,
4.40% DUE 6/1/2006
WITH STATE STREET
BANK & TRUST CO.
COLLATERALIZED BY
$16,350,000 OF FEDERAL
HOME LOAN MORTGAGE CORP.
AT 5.125% DUE 10/24/2007;
VALUE: $16,390,875;
PROCEEDS: $16,071,448
(COST $16,069,484)                            $  16,069        $    16,069
                                                               ===========
TOTAL INVESTMENTS IN SECURITIES 100.05%
(cost $1,119,884,125)                                            1,179,952
                                                               ===========
LIABILITIES IN EXCESS OF
OTHER ASSETS (0.05%)                                                  (665)
                                                               -----------
NET ASSETS 100.00%                                             $ 1,179,287
                                                               ===========

(a) Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c) Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d) Fund investment objective is to seek income and capital appreciation to produce a high total return.

24                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
WORLD GROWTH & INCOME STRATEGY FUND MAY 31, 2006

                                                                     VALUE
INVESTMENTS                                      SHARES              (000)
--------------------------------------------------------------------------

INVESTMENTS IN UNDERLYING FUNDS 96.99%

LORD ABBETT RESEARCH
FUND, INC. - GROWTH
OPPORTUNITIES FUND -
CLASS Y(a)                                      339,686        $     7,371

LORD ABBETT SECURITIES
TRUST - INTERNATIONAL CORE
EQUITY FUND - CLASS Y(b)                      2,959,408             42,172

LORD ABBETT RESEARCH
FUND, INC. - LARGE CAP
CORE FUND - CLASS Y(c)                        1,253,477             35,737

LORD ABBETT LARGE
CAP GROWTH FUND -
CLASS Y*(d)                                   4,015,946             21,445

LORD ABBETT INVESTMENT
TRUST - TOTAL RETURN
FUND - CLASS Y(e)                             3,487,103             35,324
                                                               -----------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(cost $141,649,154)                                            $   142,049
                                                               ===========

                                              PRINCIPAL
                                                 AMOUNT              VALUE
INVESTMENTS                                       (000)              (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.23%

REPURCHASE AGREEMENT

REPURCHASE AGREEMENT
DATED 5/31/2006,
4.40% DUE 6/1/2006
WITH STATE STREET
BANK & TRUST CO.
COLLATERALIZED BY
$3,320,000 OF FEDERAL
HOME LOAN MORTGAGE CORP.
AT 5.125% DUE 10/24/2007;
VALUE: $3,328,300;
PROCEEDS: $3,260,718
(COST $3,260,320)                             $   3,260        $     3,260
                                                               ===========
TOTAL INVESTMENTS IN SECURITIES 99.22%
(cost $144,909,474)                                                145,309
                                                               ===========
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.78%                                                    1,142
                                                               -----------
NET ASSETS 100.00%                                             $   146,451
                                                               ===========

*    Non-income producing security.
(a)  Fund investment objective is capital appreciation.
(b)  Fund investment objective is to seek long-term capital appreciation.
(c) Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)  Fund investment objective is long-term capital growth.
(e) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                         SEE NOTES TO FINANCIAL STATEMENTS.                   25

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2006

                                                                                                          WORLD
                                                       INCOME STRATEGY    BALANCED STRATEGY     GROWTH & INCOME
                                                                  FUND                 FUND       STRATEGY FUND
ASSETS:
Investments in securities, at cost                   $      28,129,779    $   1,119,884,125   $     144,909,474
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value                  $      28,008,483    $   1,179,951,899   $     145,309,212
Receivables:
  Interest and dividends                                            74                1,966                 398
  Capital shares sold                                          334,788            2,008,535           2,437,484
  From affiliates                                                4,506              204,147              26,587
Prepaid expenses and other assets                               38,947              104,089              54,204
---------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                28,386,798        1,182,270,636         147,827,885
===============================================================================================================

LIABILITIES:

Payables:

  Investment securities purchased                              174,774                    -           1,104,834
  Capital shares reacquired                                      8,814            2,125,197             145,026
  12b-1 distribution fees                                       11,612              470,459              62,772
  Trustees' fees                                                   307               54,640                 779
Distributions payable                                           92,482                    -                   -
Accrued expenses and other liabilities                          76,671              333,079              63,227
---------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              364,660            2,983,375           1,376,638
===============================================================================================================
NET ASSETS                                           $      28,022,138    $   1,179,287,261   $     146,451,247
===============================================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                      $      28,057,761    $   1,114,155,076   $     145,268,132
Undistributed (distributions in excess of)
  net investment income                                        (17,644)             489,569              (4,319)
Accumulated net realized gain on investments                   103,317            4,574,842             787,696
Net unrealized appreciation (depreciation)
  on investments                                              (121,296)          60,067,774             399,738
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $      28,022,138    $   1,179,287,261   $     146,451,247
===============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $      19,730,918    $     931,889,786   $     106,663,368
Class B Shares                                       $       1,778,096    $     109,896,374   $      11,104,708
Class C Shares                                       $       6,502,937    $     134,117,219   $      27,789,193
Class P Shares                                       $           1,035    $       2,793,868   $           1,092
Class Y Shares                                       $           9,152    $         590,014   $         892,886
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER
  OF AUTHORIZED SHARES OF BENEFICIAL
  INTEREST):
Class A Shares                                               1,312,953           81,223,277           6,574,838
Class B Shares                                                 118,171            9,590,979             687,463
Class C Shares                                                 431,973           11,720,418           1,719,600
Class P Shares                                                  68.675              244,161              67.255
Class Y Shares                                                 609.551               51,395              54,920
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING
  SHARES):
Class A Shares-Net asset value                       $           15.03    $           11.47   $           16.22
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)       $           15.95    $           12.17   $           17.21
Class B Shares-Net asset value                       $           15.05    $           11.46   $           16.15
Class C Shares-Net asset value                       $           15.05    $           11.44   $           16.16
Class P Shares-Net asset value                       $           15.07    $           11.44   $           16.24
Class Y Shares-Net asset value                       $           15.01    $           11.48   $           16.26

26                    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                                                         WORLD
                                                       INCOME STRATEGY   BALANCED STRATEGY     GROWTH & INCOME
                                                                  FUND                FUND       STRATEGY FUND
INVESTMENT INCOME:

Dividends                                            $         465,030   $      19,815,631   $         677,174
Interest                                                         9,176             342,284              39,358
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        474,206          20,157,915             716,532
--------------------------------------------------------------------------------------------------------------
EXPENSES:

Management fees                                                  9,970             580,219              47,178
12b-1 distribution plan-Class A                                 24,702           1,613,176             118,741
12b-1 distribution plan-Class B                                  5,108             544,622              38,496
12b-1 distribution plan-Class C                                 23,979             643,068              89,611
12b-1 distribution plan-Class P                                      2               6,225                   2
Shareholder servicing                                            9,316             761,231              39,870
Professional                                                     6,127              20,453               9,164
Reports to shareholders                                            775              94,989               5,141
Custody                                                          2,521              20,486               8,225
Trustees' fees                                                     123              20,539                 860
Registration                                                     4,633             104,082              16,155
Other                                                              488               6,329                 992
--------------------------------------------------------------------------------------------------------------
Gross expenses                                                  87,744           4,415,419             374,435
  Expense reductions (See Note 7)                                 (236)            (13,809)             (1,104)
  Expenses assumed by Underlying Funds
    (See Note 3)                                               (23,747)         (1,014,300)            (79,303)
  Management fees waived (See Note 3)                           (9,970)           (580,219)            (47,178)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                    53,791           2,807,091             246,850
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          420,415          17,350,824             469,682
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Capital gains received from Underlying Funds                    50,056           4,714,904             787,722
Net change in unrealized appreciation
  (depreciation) on investments                                (44,475)         27,749,553            (168,597)
==============================================================================================================
NET REALIZED AND UNREALIZED GAIN                                 5,581          32,464,457             619,125
==============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $         425,996   $      49,815,281   $       1,088,807
==============================================================================================================

                     SEE NOTES TO FINANCIAL STATEMENTS.                       27

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2006

                                                                                                         WORLD
                                                       INCOME STRATEGY   BALANCED STRATEGY     GROWTH & INCOME
INCREASE IN NET ASSETS                                            FUND                FUND       STRATEGY FUND
OPERATIONS:

Net investment income                                $         420,415   $      17,350,824   $         469,682
Capital gains received from Underlying Funds                    50,056           4,714,904             787,722
Net change in unrealized appreciation
  (depreciation) on investments                                (44,475)         27,749,553            (168,597)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                              425,996          49,815,281           1,088,807
==============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                     (328,874)        (18,184,475)           (363,682)
  Class B                                                      (18,694)         (1,817,221)            (31,471)
  Class C                                                      (77,161)         (2,134,350)            (74,406)
  Class P                                                          (23)            (53,101)                 (6)
  Class Y                                                         (172)            (12,261)             (5,929)
Net realized gain
  Class A                                                            -         (25,759,510)                  -
  Class B                                                            -          (3,067,807)                  -
  Class C                                                            -          (3,518,785)                  -
  Class P                                                            -             (74,246)                  -
  Class Y                                                            -             (15,486)                  -
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (424,924)        (54,637,242)           (475,494)
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                           20,507,165         143,401,677         116,540,316
Reinvestment of distributions                                  239,933          50,632,616             407,122
Cost of shares reacquired                                   (1,982,104)       (116,711,037)         (7,484,891)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                 18,764,994          77,323,256         109,462,547
==============================================================================================================
NET INCREASE IN NET ASSETS                                  18,766,066          72,501,295         110,075,860
==============================================================================================================
NET ASSETS:
Beginning of period                                          9,256,072       1,106,785,966          36,375,387
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                        $      28,022,138   $   1,179,287,261   $     146,451,247
==============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                              $         (17,644)  $         489,569   $          (4,319)
==============================================================================================================

28                 SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE PERIOD ENDED NOVEMBER 30, 2005

                                                                                                                WORLD
                                                        INCOME STRATEGY       BALANCED STRATEGY       GROWTH & INCOME
INCREASE IN NET ASSETS                                            FUND*                    FUND        STRATEGY FUND*
OPERATIONS:

Net investment income                              $             43,077    $         28,966,075    $           33,242
Capital gains received from
  Underlying Funds                                               58,232              35,392,320                     -
Net realized gain (loss) on investments                              (5)                      -                   (26)
Net change in unrealized appreciation
  (depreciation) on investments                                 (76,821)            (24,042,479)              568,335
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     24,483              40,315,916               601,551
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class A                                                       (43,381)            (25,058,844)              (27,818)
  Class B                                                        (1,976)             (2,419,746)               (1,569)
  Class C                                                       (16,174)             (2,549,803)               (3,262)
  Class P                                                           (11)                (44,742)                   (3)
  Class Y                                                           (21)                (17,386)               (2,636)
Net realized gain
  Class A                                                             -              (6,125,275)                    -
  Class B                                                             -                (737,921)                    -
  Class C                                                             -                (718,198)                    -
  Class P                                                             -                  (6,321)                    -
  Class Y                                                             -                  (3,796)                    -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (61,563)            (37,682,032)              (35,288)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                             9,370,363             345,481,090            36,119,736
Reinvestment of distributions                                    45,169              35,105,503                28,031
Cost of shares reacquired                                      (122,380)           (148,947,113)             (338,643)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                             9,293,152             231,639,480            35,809,124
=====================================================================================================================
NET INCREASE IN NET ASSETS                                    9,256,072             234,273,364            36,375,387
=====================================================================================================================
NET ASSETS:

Beginning of period                                                   -             872,512,602                     -
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $          9,256,072    $      1,106,785,966    $       36,375,387
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                            $            (13,135)   $          5,340,153    $            1,493
=====================================================================================================================

* For the period 6/29/2005 (commencement of investment operations) to 11/30/2005.

                     SEE NOTES TO FINANCIAL STATEMENTS.                       29

FINANCIAL HIGHLIGHTS
INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
                                                           (UNAUDITED)         11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.93        $      15.00
                                                          ============        ============
Investment operations:

  Net investment income(b)                                         .33                 .23
  Net realized and unrealized gain (loss)                          .10                (.11)
                                                          ------------        ------------
    Total from investment operations                               .43                 .12
                                                          ------------        ------------

Distributions to shareholders from:

  Net investment income                                           (.33)               (.19)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      15.03        $      14.93
                                                          ============        ============
Total Return(c)                                                   2.90%(d)             .83%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .17%(d)             .14%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .34%(d)            8.13%(e)

Net investment income                                             2.17%(d)            5.01%(e)

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)         11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     19,731        $      6,403
  Portfolio turnover rate                                          .00%(d)             .05%(d)

30                    SEE NOTES TO FINANCIAL STATEMENTS.

INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
                                                           (UNAUDITED)         11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.92        $      15.00
                                                          ============        ============
Investment operations:

  Net investment income(b)                                         .27                 .18
  Net realized and unrealized gain (loss)                          .12                (.10)
                                                          ------------        ------------
    Total from investment operations                               .39                 .08
                                                          ------------        ------------
Distributions to shareholders from:

  Net investment income                                           (.26)               (.16)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      15.05        $      14.92
                                                          ============        ============

Total Return(c)                                                   2.59%(d)             .55%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .49%(d)             .41%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .64%(d)           10.03%(e)

  Net investment income                                           1.78%(d)            4.29%(e)

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)         11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $      1,778        $        326
  Portfolio turnover rate                                          .00%(d)             .05%(d)

                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
                                                           (UNAUDITED)         11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.91        $      15.00
                                                          ============        ============
Investment operations:

  Net investment income(b)                                         .29                 .18
  Net realized and unrealized gain (loss)                          .09                (.10)
                                                          ------------        ------------
    Total from investment operations                               .38                 .08
                                                          ------------        ------------
Distributions to shareholders from:

  Net investment income                                           (.24)               (.17)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      15.05        $      14.91
                                                          ============        ============
Total Return(c)                                                   2.54%(d)             .57%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .50%(d)             .41%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .67%(d)            6.26%(e)

  Net investment income                                           1.91%(d)            3.88%(e)

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)         11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $      6,503        $      2,525
  Portfolio turnover rate                                          .00%(d)             .05%(d)

32                     SEE NOTES TO FINANCIAL STATEMENTS.

INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
                                                           (UNAUDITED)         11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.96        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .38                 .15
  Net realized and unrealized gain (loss)                          .07                (.03)
                                                          ------------        ------------
    Total from investment operations                               .45                 .12
                                                          ------------        ------------

Distributions to shareholders from:

  Net investment income                                           (.34)               (.16)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      15.07        $      14.96
                                                          ============        ============

Total Return(c)                                                   3.00%(d)             .83%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .18%(d)             .14%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .23%(d)            7.67%+(e)

  Net investment income                                           2.42%(d)            3.52%+(e)

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)         11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $          1        $          1
  Portfolio turnover rate                                          .00%(d)             .05%(d)

                     SEE NOTES TO FINANCIAL STATEMENTS.                       33

FINANCIAL HIGHLIGHTS (CONCLUDED)
INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
                                                           (UNAUDITED)         11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      14.95        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .31                 .15
  Net realized and unrealized gain                                 .13                 .01
                                                          ------------        ------------
    Total from investment operations                               .44                 .16
                                                          ------------        ------------
Distributions to shareholders from:

  Net investment income                                           (.38)               (.21)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      15.01        $      14.95
                                                          ============        ============
Total Return(c)                                                   2.94%(d)            1.07%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .00%(d)             .00%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .19%(d)            7.31%+(e)
  Net investment income                                           2.08%(d)            3.88%+(e)

                                                           SIX MONTHS
                                                              ENDED           6/29/2005(a)
                                                            5/31/2006              TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)         11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $          9        $          1
  Portfolio turnover rate                                          .00%(d)             .05%(d)

*    Does not include expenses of the Underlying Funds in which the Fund invests.
+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations and SEC effective date was June 29, 2005; date shares became available to the public was on July 1, 2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Annualized.

34                    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
BALANCED STRATEGY FUND

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
                                                   (UNAUDITED)          2005        2004          2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.53       $   11.53    $   10.58    $    9.67    $   10.80    $   11.64
                                                   ===========       =========    =========    =========    =========    =========
Investment operations:

  Net investment income(b)                                 .18             .35          .37          .35          .42          .52
  Net realized and unrealized gain (loss)                  .33             .12          .91         1.04        (1.14)        (.26)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total from investment operations                       .51             .47         1.28         1.39         (.72)         .26
                                                   -----------       ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:

  Net investment income                                   (.23)           (.37)        (.33)        (.32)        (.41)        (.56)
  Paid-in capital                                            -               -            -            -            -         (.05)
  Net realized gain                                       (.34)           (.10)           -(e)      (.16)           -         (.49)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total distributions                                   (.57)           (.47)        (.33)        (.48)        (.41)       (1.10)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $     11.47       $   11.53    $   11.53    $   10.58    $    9.67    $   10.80
                                                   ===========       =========    =========    =========    =========    =========

Total Return(c)                                           4.52%(d)        4.12%       12.29%       15.19%       (6.76)%       2.24%

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense
    reductions and expenses assumed and waived             .17%(d)         .35%         .37%         .40%         .38%         .32%
  Expenses, excluding expense
    reductions and expenses assumed and waived             .31%(d)         .65%         .80%        1.40%        1.39%        1.47%

  Net investment income                                   1.56%(d)        3.03%        3.35%        3.50%        4.19%        4.72%

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2005        2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   931,890       $ 879,442    $ 704,342    $ 399,266    $ 154,128    $  98,032
  Portfolio turnover rate                                  .00%(d)         .00%         .00%         .00%         .00%       30.69%

                      SEE NOTES TO FINANCIAL STATEMENTS.                      35

BALANCED STRATEGY FUND

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
                                                   (UNAUDITED)          2005        2004          2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD               $     11.52       $   11.52    $   10.57    $    9.67    $   10.79    $   11.63
                                                   ===========       =========    =========    =========    =========    =========

Investment operations:

  Net investment income(b)                                 .14             .27          .30          .28          .36          .46
  Net realized and unrealized gain (loss)                  .33             .13          .91         1.05        (1.14)        (.28)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total from investment operations                       .47             .40         1.21         1.33         (.78)         .18
                                                   -----------       ---------    ---------    ---------    ---------    ---------

Distributions to shareholders from:

  Net investment income                                   (.19)           (.30)        (.26)        (.27)        (.34)        (.48)
  Paid-in capital                                            -               -            -            -            -         (.05)
  Net realized gain                                       (.34)           (.10)           -(e)      (.16)           -         (.49)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total distributions                                   (.53)           (.40)        (.26)        (.43)        (.34)       (1.02)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $     11.46       $   11.52    $   11.52    $   10.57    $    9.67    $   10.79
                                                   ===========       =========    =========    =========    =========    =========
Total Return(c)                                           4.19%(d)        3.49%       11.64%       14.40%       (7.32)%       1.54%

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense
    reductions and expenses assumed and waived             .50%(d)        1.00%        1.01%        1.04%        1.00%        1.00%
  Expenses, excluding expense
    reductions and expenses assumed and waived             .64%(d)        1.30%        1.50%        2.04%        2.01%        2.15%

  Net investment income                                   1.24%(d)        2.38%        2.68%        2.86%        3.57%        4.16%

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2005        2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   109,896       $ 104,715    $  84,783    $  52,943    $  29,415    $  22,837
  Portfolio turnover rate                                  .00%(d)         .00%         .00%         .00%         .00%       30.69%

36                   SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED STRATEGY FUND

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
                                                   (UNAUDITED)          2005        2004          2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.50       $   11.51    $   10.56    $    9.66    $   10.80    $   11.61
                                                   ===========       =========    =========    =========    =========    =========

Investment operations:

  Net investment income(b)                                 .14             .28          .30          .28          .36          .45
  Net realized and unrealized gain (loss)                  .33             .11          .92         1.05        (1.14)        (.24)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total from investment operations                       .47             .39         1.22         1.33         (.78)         .21
                                                   -----------       ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:

  Net investment income                                   (.19)           (.30)        (.27)        (.27)        (.36)        (.48)
  Paid-in capital                                            -               -            -            -            -         (.05)
  Net realized gain                                       (.34)           (.10)           -(e)      (.16)           -         (.49)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
    Total distributions                                   (.53)           (.40)        (.27)        (.43)        (.36)       (1.02)
                                                   -----------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $     11.44       $   11.50    $   11.51    $   10.56    $    9.66    $   10.80
                                                   ===========       =========    =========    =========    =========    =========
Total Return(c)                                           4.21%(d)        3.43%       11.68%       14.39%       (7.33)%       1.81%

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense
    reductions and expenses assumed and waived             .50%(d)        1.00%        1.01%        1.04%         .98%         .82%
  Expenses, excluding expense
    reductions and expenses assumed and waived             .64%(d)        1.30%        1.49%        2.04%        1.99%        1.97%

  Net investment income                                   1.22%(d)        2.50%        2.75%        2.86%        3.59%        4.10%

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 11/30
                                                    5/31/2006        -------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2005        2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $   134,117       $ 119,578    $  82,232    $  42,090    $  23,968    $  19,835
  Portfolio turnover rate                                  .00%(d)         .00%         .00%         .00%         .00%       30.69%

                      SEE NOTES TO FINANCIAL STATEMENTS.                      37

BALANCED STRATEGY FUND

                                                      SIX MONTHS
                                                         ENDED                    YEAR ENDED 11/30            12/31/2002(a)
                                                       5/31/2006          -------------------------------          TO
                                                      (UNAUDITED)             2005              2004           11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $       11.50        $       11.51     $       10.57     $        9.15
                                                     =============        =============     =============     =============

Investment operations:

  Net investment income(b)                                     .17                  .41               .51               .34
  Net realized and unrealized gain                             .34                  .04               .76              1.34
                                                     -------------        -------------     -------------     -------------
    Total from investment operations                           .51                  .45              1.27              1.68
                                                     -------------        -------------     -------------     -------------

Distributions to shareholders from:

  Net investment income                                       (.23)                (.36)             (.33)             (.26)
  Net realized gain                                           (.34)                (.10)                -(e)              -
                                                     -------------        -------------     -------------     -------------
    Total distributions                                       (.57)                (.46)             (.33)             (.26)
                                                     -------------        -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD                       $       11.44        $       11.50     $       11.51     $       10.57
                                                     =============        =============     =============     =============

Total Return(c)                                               4.50%(d)             4.00%            12.21%            18.69%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                .22%(d)              .45%              .45%              .45%+(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                .36%(d)              .75%              .83%             1.36%+(d)

  Net investment income                                       1.48%(d)             3.59%             4.63%             3.12%+(d)

                                                      SIX MONTHS
                                                         ENDED                    YEAR ENDED 11/30            12/31/2002(a)
                                                       5/31/2006          -------------------------------          TO
SUPPLEMENTAL DATA:                                    (UNAUDITED)             2005              2004           11/30/2003
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $       2,794        $       2,520     $         715     $          26
  Portfolio turnover rate                                      .00%(d)              .00%              .00%              .00%

38                   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
BALANCED STRATEGY FUND

                                                       SIX MONTHS
                                                         ENDED                                10/20/2004(a)
                                                       5/31/2006             YEAR ENDED             TO
                                                      (UNAUDITED)            11/30/2005         11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $        11.54        $        11.53     $        11.01
                                                     ==============        ==============     ==============

Investment operations:

  Net investment income(b)                                      .20                   .38                .14
  Net realized and unrealized gain                              .33                   .13                .41
                                                     --------------        --------------     --------------
    Total from investment operations                            .53                   .51                .55
                                                     --------------        --------------     --------------

Distributions to shareholders from:

  Net investment income                                        (.25)                 (.40)              (.03)
  Net realized gain                                            (.34)                 (.10)                 -
                                                     --------------        --------------     --------------
    Total distributions                                        (.59)                 (.50)              (.03)
                                                     --------------        --------------     --------------
NET ASSET VALUE, END OF PERIOD                       $        11.48        $        11.54     $        11.53
                                                     ==============        ==============     ==============

Total Return(c)                                                4.70%(d)              4.57%              4.95%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                 .00%(d)               .00%               .00%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                 .14%(d)               .30%               .05%(d)
  Net investment income                                        1.71%(d)              3.32%              1.23%(d)

                                                       SIX MONTHS
                                                         ENDED                                10/20/2004(a)
                                                        5/31/2006            YEAR ENDED             TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)           11/30/2005         11/30/2004
------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $          590        $          531     $          441
  Portfolio turnover rate                                       .00%(d)               .00%               .00%(d)

+    The ratios have been determined on a Fund basis.

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Amount is less than $.01

                      SEE NOTES TO FINANCIAL STATEMENTS.                      39

FINANCIAL HIGHLIGHTS
WORLD GROWTH & INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
                                                          (UNAUDITED)          11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      15.62        $      15.00
                                                          ============        ============

Investment operations:
  Net investment income(b)                                         .10                 .05
  Net realized and unrealized gain                                 .60                 .62
                                                          ------------        ------------

    Total from investment operations                               .70                 .67
                                                          ------------        ------------

Distributions to shareholders from:

  Net investment income                                           (.10)               (.05)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      16.22        $      15.62
                                                          ============        ============

Total Return(c)                                                   4.50%(d)            4.48%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .17%(d)             .14%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .31%(d)            2.58%(f)
  Net investment income                                            .58%(d)            1.17%(f)

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)          11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    106,663        $     26,193
  Portfolio turnover rate                                          .00%(d)             .06%(d)

40                   SEE NOTES TO FINANCIAL STATEMENTS.

WORLD GROWTH & INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
                                                          (UNAUDITED)          11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      15.59        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .03                 .01
  Net realized and unrealized gain                                 .61                 .62
                                                          ------------        ------------

    Total from investment operations                               .64                 .63
                                                          ------------        ------------

Distributions to shareholders from:
  Net investment income                                           (.08)               (.04)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      16.15        $      15.59
                                                          ============        ============

Total Return(c)                                                   4.11%(d)            4.24%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .49%(d)             .41%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .63%(d)            2.92%(f)

  Net investment income                                            .20%(d)             .53%(f)

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)          11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     11,105        $      2,386
  Portfolio turnover rate                                          .00%(d)             .06%(d)

                    SEE NOTES TO FINANCIAL STATEMENTS.                        41

WORLD GROWTH & INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
                                                          (UNAUDITED)          11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      15.59        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .04                 .01
  Net realized and unrealized gain                                 .61                 .62
                                                          ------------        ------------
    Total from investment operations                               .65                 .63
                                                          ------------        ------------

Distributions to shareholders from:

  Net investment income                                           (.08)               (.04)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      16.16        $      15.59
                                                          ============        ============

Total Return(c)                                                   4.19%(d)            4.23%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .49%(d)             .41%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .63%(d)            2.81%(f)

  Net investment income                                            .25%(d)             .52%(f)

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)          11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     27,789        $      7,017
  Portfolio turnover rate                                          .00%(d)             .06%(d)

42                    SEE NOTES TO FINANCIAL STATEMENTS.

WORLD GROWTH & INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
                                                          (UNAUDITED)          11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      15.63        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .16                 .05
  Net realized and unrealized gain                                 .55                 .62
                                                          ------------        ------------

    Total from investment operations                               .71                 .67
                                                          ------------        ------------

Distributions to shareholders from:
  Net investment income                                           (.10)               (.04)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      16.24        $      15.63
                                                          ============        ============

Total Return(c)                                                   4.54%(d)            4.48%(d)

RATIOS TO AVERAGE NET ASSETS*:

  Expenses, including expense reductions and
    expenses assumed and waived                                    .12%(d)             .13%(d)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .22%(d)            2.51%+(f)

  Net investment income                                            .99%(d)             .79%+(f)

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)          11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $          1        $          1
  Portfolio turnover rate                                          .00%(d)             .06%(d)

                      SEE NOTES TO FINANCIAL STATEMENTS.                      43

FINANCIAL HIGHLIGHTS (CONCLUDED)
WORLD GROWTH & INCOME STRATEGY FUND

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
                                                          (UNAUDITED)          11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      15.64        $      15.00
                                                          ============        ============

Investment operations:

  Net investment income(b)                                         .19                 .07
  Net realized and unrealized gain                                 .54                 .62
                                                          ------------        ------------

    Total from investment operations                               .73                 .69
                                                          ------------        ------------

Distributions to shareholders from:

  Net investment income                                           (.11)               (.05)
                                                          ------------        ------------
NET ASSET VALUE, END OF PERIOD                            $      16.26        $      15.64
                                                          ============        ============

Total Return(c)                                                   4.69%(d)            4.63%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and
    expenses assumed and waived                                    .00%(d)             .00%(d)(e)
  Expenses, excluding expense reductions and
    expenses assumed and waived                                    .14%(d)            2.15%+(f)

  Net investment income                                           1.14%(d)            1.15%+(f)

                                                           SIX MONTHS
                                                             ENDED            6/29/2005(a)
                                                           5/31/2006               TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)          11/30/2005
------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $        893        $        778
  Portfolio turnover rate                                          .00%(d)             .06%(d)

*    Does not include expenses of the Underlying Funds in which the Fund invests.
+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations and SEC effective date was June 29, 2005; date shares became available to the public was on July 1, 2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount is less than 0.01%.
(f)  Annualized.

44                     SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. Lord Abbett Diversified Equity Strategy Fund, a new series of the Trust, commenced operations on June 29, 2006. This report covers the following three funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Income Strategy Fund ("Income Strategy Fund"), Lord Abbett Balanced Strategy Fund "Balanced Strategy Fund") and Lord Abbett World Growth & Income Strategy Fund ("World Growth & Income Strategy Fund"), Classes A, B, C, P and Y shares.

Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. World Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. Income Strategy Fund, Balanced Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                                 MANAGEMENT FEES          CONTRACTUAL WAIVER(1)
-----------------------------------------------------------------------------------------------
Income Strategy Fund                                         .10%                           .10%
Balanced Strategy Fund                                       .10%                           .10%
World Growth & Income Strategy Fund                          .10%                           .10%

(1) For the fiscal year ending November 30, 2006, Lord Abbett has contractually agreed to waive all of its management fees.

Income Strategy Fund, Balanced Strategy Fund and the World Growth & Income Strategy Fund have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund, Balanced Strategy Fund and World Growth & Income Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Fund on each Fund's Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A         CLASS B           CLASS C        CLASS P
------------------------------------------------------------------------------
Service                   .25%            .25%              .25%           .20%
Distribution              .10%(1)         .75%              .75%           .25%

(1) The amount of CDSC collected by each Fund during the six months ended May 31, 2006 was as follows:

                                                                       CDSC
                                                                     COLLECTED
------------------------------------------------------------------------------
Balanced Strategy Fund                                              $      616
World Growth & Income Strategy Fund                                      4,000

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2006:

                                                     DISTRIBUTOR      DEALERS'
                                                     COMMISSIONS   CONCESSIONS
------------------------------------------------------------------------------
Income Strategy Fund                                 $    64,477   $   342,466
Balanced Strategy Fund                                   436,893     2,291,677
World Growth & Income Strategy Fund                      369,182     1,985,278

The Distributor received the following amount of CDSCs for the six months ended May 31, 2006:

                                                       CLASS A       CLASS C
------------------------------------------------------------------------------
Income Strategy Fund                                 $         -   $     1,125
Balanced Strategy Fund                                       421        11,455
World Growth & Income Strategy Fund                        4,000         2,583

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Income Strategy Fund and declared and paid quarterly for World Growth & Income Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of August 31, 2005 and November 30, 2005, the tax year ends for the Income Strategy Fund and the World Growth & Income Strategy Fund, respectively, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                                                               2013              TOTAL
------------------------------------------------------------------------------------------------------
Income Strategy Fund                                                        $     4          $       4
World Growth & Income Strategy Fund                                               7                  7

The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 is as follows:

                                               INCOME STRATEGY FUND        BALANCED STRATEGY FUND
---------------------------------------------------------------------------------------------------
                                          SIX MONTHS                     SIX MONTHS
                                               ENDED         PERIOD           ENDED            YEAR
                                           5/31/2006          ENDED       5/31/2006           ENDED
                                         (UNAUDITED)    11/30/2005*     (UNAUDITED)      11/30/2005
---------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                          $   424,924    $    61,563    $ 22,201,408    $ 30,090,521
Net long-term capital gains                        -              -      32,435,834       7,591,511
---------------------------------------------------------------------------------------------------
  Total distributions paid               $   424,924    $    61,563    $ 54,637,242    $ 37,682,032
===================================================================================================

                                              WORLD GROWTH & INCOME
                                                      STRATEGY FUND
-------------------------------------------------------------------
                                          SIX MONTHS         PERIOD
                                     ENDED 5/31/2006          ENDED
                                         (UNAUDITED)    11/30/2005*
-------------------------------------------------------------------
Distributions paid from:
Ordinary income                      $       475,494    $    35,288
-------------------------------------------------------------------
  Total distributions paid           $       475,494    $    35,288
===================================================================

*    For the period 6/29/05 (commencement of operations) to 11/30/05.

As of May 31, 2006, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                             INCOME STRATEGY FUND      BALANCED STRATEGY FUND
---------------------------------------------------------------------------------------------
Tax cost                                     $         28,129,779      $        1,120,005,460
---------------------------------------------------------------------------------------------
Gross unrealized gain                                     112,651                  72,575,477
Gross unrealized loss                                    (233,947)                (12,629,038)
---------------------------------------------------------------------------------------------
  Net unrealized security gain (loss)        $           (121,296)     $           59,946,439
=============================================================================================

                                            WORLD GROWTH & INCOME
                                                    STRATEGY FUND
-----------------------------------------------------------------
Tax cost                                    $         144,909,493
-----------------------------------------------------------------
Gross unrealized gain                                   1,843,377
Gross unrealized loss                                  (1,443,658)
-----------------------------------------------------------------
  Net unrealized security gain (loss)       $             399,719
=================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2006, are as follows:

                                                         PURCHASES          SALES
---------------------------------------------------------------------------------
Income Strategy Fund                                 $  18,914,305        $     -
Balanced Strategy Fund                                  48,103,403              -
World Growth & Income Strategy Fund                    108,414,600              -

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2006.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Income Strategy Fund's, Balanced Strategy Fund's, and World Growth & Income Strategy Fund's (each, a "Strategic Allocation Fund") investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund's performance is directly related to the Underlying Fund's performance. Each Strategic Allocation Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, it will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

INCOME STRATEGY FUND

-------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                          PERIOD ENDED
                                                     MAY 31, 2006 (UNAUDITED)                    NOVEMBER 30, 2005*
-------------------------------------------------------------------------------------------------------------------
                                                   SHARES          AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                        967,600    $    14,604,043            433,313    $     6,490,030
Reinvestment of distributions                       13,285            200,869              2,412             35,988
Shares reacquired                                  (96,695)        (1,462,115)            (6,962)          (104,350)
-------------------------------------------------------------------------------------------------------------------
Increase                                           884,190    $    13,342,797            428,763    $     6,421,668
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                         96,633    $     1,459,470             21,783    $       326,199
Reinvestment of distributions                          663             10,030                 86              1,278
Shares reacquired                                     (988)           (14,955)                (6)               (89)
-------------------------------------------------------------------------------------------------------------------
Increase                                            96,308    $     1,454,545             21,863    $       327,388
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                        294,146    $     4,435,626            169,919    $     2,550,938
Reinvestment of distributions                        1,913             28,881                528              7,871
Shares reacquired                                  (33,406)          (505,019)            (1,127)           (16,754)
-------------------------------------------------------------------------------------------------------------------
Increase                                           262,653    $     3,959,488            169,320    $     2,542,055
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                              -    $             -             66.667    $         1,000
Reinvestment of distributions                        1.276                 20              0.732                 11
-------------------------------------------------------------------------------------------------------------------
Increase                                             1.276    $            20             67.399    $         1,011
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                        534.129    $         8,026            146.090    $         2,196
Reinvestment of distributions                        8.788                133              1.405                 21
Shares reacquired                                   (0.972)               (15)           (79.889)            (1,187)
-------------------------------------------------------------------------------------------------------------------
Increase                                           541.945    $         8,144             67.606    $         1,030
-------------------------------------------------------------------------------------------------------------------

* For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

BALANCED STRATEGY FUND

-------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                     MAY 31, 2006 (UNAUDITED)                     NOVEMBER 30, 2005
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                      9,115,279    $   104,692,293         22,746,566    $   259,402,861
Reinvestment of distributions                    3,777,480         42,666,541          2,639,333         30,246,216
Shares reacquired                               (7,929,781)       (91,111,420)       (10,219,637)      (116,650,655)
-------------------------------------------------------------------------------------------------------------------
Increase                                         4,962,978    $    56,247,414         15,166,262    $   172,998,422
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      1,064,248    $    12,204,941          2,755,814    $    31,406,112
Reinvestment of distributions                      367,390          4,140,668            230,807          2,645,391
Shares reacquired                                 (931,458)       (10,706,036)        (1,255,313)       (14,318,246)
-------------------------------------------------------------------------------------------------------------------
Increase                                           500,180    $     5,639,573          1,731,308    $    19,733,257
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      2,252,307    $    25,787,999          4,608,275    $    52,505,761
Reinvestment of distributions                      325,936          3,670,313            187,101          2,141,652
Shares reacquired                               (1,251,826)       (14,364,204)        (1,546,730)       (17,618,030)
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,326,417    $    15,094,108          3,248,646    $    37,029,383
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                         58,018    $       664,193            182,782    $     2,080,559
Reinvestment of distributions                       11,296            127,347              4,476             51,062
Shares reacquired                                  (44,217)          (510,013)           (30,282)          (342,929)
-------------------------------------------------------------------------------------------------------------------
Increase                                            25,097    $       281,527            156,976    $     1,788,692
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                          4,605    $        52,251              7,455    $        85,797
Reinvestment of distributions                        2,452             27,747              1,848             21,182
Shares reacquired                                   (1,694)           (19,364)            (1,498)           (17,253)
-------------------------------------------------------------------------------------------------------------------
Increase                                             5,363    $        60,634              7,805    $        89,726
-------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

WORLD GROWTH & INCOME STRATEGY FUND

-------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                          PERIOD ENDED
                                                     MAY 31, 2006 (UNAUDITED)                   NOVEMBER 30, 2005**
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                      5,188,683    $    84,808,838          1,695,782    $    26,079,066
Reinvestment of distributions                       20,403            332,644              1,476             22,571
Shares reacquired                                 (311,103)        (5,122,201)           (20,403)          (315,421)
-------------------------------------------------------------------------------------------------------------------
Increase                                         4,897,983    $    80,019,281          1,676,855    $    25,786,216
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                        622,520    $    10,141,223            153,510    $     2,354,679
Reinvestment of distributions                        1,369             22,217                 79              1,207
Shares reacquired                                  (89,544)        (1,494,430)              (471)            (7,286)
-------------------------------------------------------------------------------------------------------------------
Increase                                           534,345    $     8,669,010            153,118    $     2,348,600
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      1,317,860    $    21,482,421            450,883    $     6,927,705
Reinvestment of distributions                        2,856             46,326                106              1,614
Shares reacquired                                  (51,121)          (837,055)              (984)           (15,186)
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,269,595    $    20,691,692            450,005    $     6,914,133
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                              -    $             -             66.667    $         1,000
Reinvestment of distributions                        0.408                  7              0.180                  3
-------------------------------------------------------------------------------------------------------------------
Increase                                             0.408    $             7             66.847    $         1,003
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                          6,695    $       107,834             49,615    $       757,286
Reinvestment of distributions                          366              5,928                172              2,636
Shares reacquired                                   (1,879)           (31,205)               (49)              (750)
-------------------------------------------------------------------------------------------------------------------
Increase                                             5,182    $        82,557             49,738    $       759,172
-------------------------------------------------------------------------------------------------------------------

** For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED)

Income Strategy Fund, Balanced Strategy Fund, and World Growth & Income Strategy Fund invest in other funds ("Underlying Funds") managed by Lord Abbett. As of May 31, 2006, the Funds' long-term investments were allocated among the Underlying Funds as follows:

INCOME STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc. - Class Y                                                12.00%
Lord Abbett Research Fund, Inc. - America's Value Fund - Class Y                           20.05%
Lord Abbett Investment Trust - High Yield Fund - Class Y                                   39.91%
Lord Abbett Investment Trust - Total Return Fund - Class Y                                 28.04%

BALANCED STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc. - Class Y                                                47.20%
Lord Abbett Bond-Debenture Fund, Inc. - Class Y                                            24.73%
Lord Abbett Research Fund, Inc. - Large-Cap Core Fund - Class Y                            11.10%
Lord Abbett Investment Trust - Total Return Fund - Class Y                                 16.96%

WORLD GROWTH & INCOME STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y                       5.19%
Lord Abbett Securities Trust - International Core Equity Fund - Class Y                    29.69%
Lord Abbett Large-Cap Growth Fund - Class Y                                                15.10%
Lord Abbett Research Fund, Inc. - Large-Cap Core Fund - Class Y                            25.16%
Lord Abbett Investment Trust - Total Return Fund - Class Y                                 24.87%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2006, for each Underlying Fund are presented on the following pages. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

LORD ABBETT AFFILIATED FUND, INC.

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           4.78%
Proctor & Gamble Co. (The)                                                                  3.47%
Wyeth                                                                                       2.62%
Schlumberger Ltd.                                                                           2.50%
Novartis AG ADR                                                                             2.45%
Kraft Foods, Inc. Class A                                                                   2.42%
Pfizer, Inc.                                                                                2.18%
International Paper Co.                                                                     2.05%
JP Morgan Chase & Co.                                                                       2.04%
Newmont Mining Corp.                                                                        2.04%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Auto & Transportation                                                                       1.78%
Consumer Discretionary                                                                      4.87%
Consumer Staples                                                                           14.95%
Financial Services                                                                         16.30%
Healthcare                                                                                 16.71%
Integrated Oils                                                                             4.78%
Materials and Processing                                                                    8.78%
Other                                                                                       4.37%
Other Energy                                                                                4.54%
Producer Durables                                                                           7.35%
Technology                                                                                  5.01%
Utilities                                                                                   7.15%
Short-Term Investment                                                                       3.41%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT BOND DEBENTURE FUND, INC.

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.00%, 2/15/2011                                                       1.95%
General Motors Acceptance Corp., 7.25%, 3/2/2011                                            1.60%
Federal National Mortgage Assoc., 6.625%, 10/15/2007                                        0.99%
Qwest Capital Funding, 7.90%, 8/15/2010                                                     0.98%
El Paso Corp., 7.00%, 5/15/2011                                                             0.94%
Federal National Mortgage Assoc., 6.00%, 4/1/2036                                           0.93%
Allbritton Communications Co., 7.75%, 12/15/2012                                            0.85%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008                                          0.79%
Cincinnati Bell, Inc., 8.375%, 1/15/2014                                                    0.74%
Federal National Mortgage Assoc., 6.00%, 11/1/2034                                          0.71%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Agency                                                                                      7.64%
Banking                                                                                     1.28%
Basic Industry                                                                              8.45%
Brokerage                                                                                   0.43%
Capital Goods                                                                               6.70%
Communications                                                                              0.15%
Consumer Cyclical                                                                           6.22%
Consumer Non-Cyclical                                                                       7.75%
Energy                                                                                      9.49%
Finance & Investment                                                                        1.32%
Government Guaranteed                                                                       2.78%
Insurance                                                                                   0.40%
Media                                                                                       9.88%
Mortgage Backed                                                                             1.53%
Services Cyclical                                                                          13.10%
Services Non-Cyclical                                                                       5.69%
Technology & Electronics                                                                    5.19%
Telecommunications                                                                          5.91%
Utilities                                                                                   5.35%
Short-Term Investment                                                                       0.74%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT LARGE CAP GROWTH FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                               3.11%
Boeing Co. (The)                                                                            2.94%
Gilead Sciences, Inc.                                                                       2.92%
Emerson Electric Co.                                                                        2.88%
PepsiCo, Inc.                                                                               2.45%
Schlumberger Ltd.                                                                           2.39%
Celgene Corp.                                                                               2.31%
Best Buy Co., Inc.                                                                          2.29%
Station Casinos, Inc.                                                                       2.23%
Danaher Corp.                                                                               2.17%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Auto & Transportation                                                                       0.97%
Consumer Discretionary                                                                     18.34%
Consumer Staples                                                                            7.63%
Financials                                                                                 11.18%
Healthcare                                                                                 10.96%
Other                                                                                       2.04%
Other Energy                                                                                5.55%
Producer Durables                                                                           8.48%
Technology                                                                                 25.17%
Utilities                                                                                   2.12%
Short-Term Investment                                                                       7.56%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25%, 8/1/2007                                                     2.23%
Allied Waste North America Inc, 6.375%, 4/15/2011                                           2.06%
Chesapeake Energy Corp., 6.25%, 1/15/2018                                                   1.98%
Nevada Power Co., 10.875%, 10/15/2009                                                       1.94%
Airgate PCS, Inc., 8.827%, 10/15/2011                                                       1.65%
Rogers Wireless, Inc., 8.00%, 12/15/2012                                                    1.65%
General Motors Acceptance Corp., 7.75%, 1/19/2010                                           1.56%
Monongahela Power Co., 7.36%, 1/15/2010                                                     1.39%
HCA, Inc., 6.375%, 1/12/2015                                                                1.26%
Hornbeck Offshore Services, Inc., 6.125%, 12/1/2014                                         1.24%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Basic Industry                                                                              8.34%
Brokerage                                                                                   1.10%
Capital Goods                                                                               6.59%
Consumer Cyclical                                                                           8.09%
Consumer Non-Cyclical                                                                       3.97%
Energy                                                                                     10.92%
Financial Investment                                                                        0.95%
Media                                                                                       8.67%
Real Estate                                                                                 0.46%
Services Cyclical                                                                          16.51%
Services Non-Cyclical                                                                       7.04%
Technology & Electronics                                                                    1.90%
Telecommunications                                                                         13.90%
Utilities                                                                                   8.91%
Short-Term Investment                                                                       2.65%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Gold TBA, 5.50%, 6/1/2006                                  9.94%
U.S. Treasury Note, 4.875%, 2/15/2012                                                       7.30%
Federal Home Loan Mortgage Corp. Gold TBA, 5.00%, 6/1/2006                                  2.47%
Federal National Mortgage Assoc. TBA, 6.50%, 6/1/2006                                       2.00%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2
  AAB, 5.392%, 1/15/2046                                                                    1.96%
U.S. Treasury Note, 3.50%, 12/15/2009                                                       1.49%
Federal National Mortgage Assoc., 6.50%, 1/1/2036                                           1.43%
LB-UBS Commercial Mortgage Trust, 2.964%, 1/15/2029                                         1.42%
Federal National Mortgage Assoc., 5.50%, 4/1/2036                                           1.28%
Federal Home Loan Mortgage Corp. Gold TBA, 6.50%, 6/1/2006                                  1.26%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Auto                                                                                        1.30%
Basic Industry                                                                              0.20%
Capital Goods                                                                               0.14%
Consumer Cyclicals                                                                          0.73%
Consumer Services                                                                           1.00%
Energy                                                                                      0.84%
Financials                                                                                 25.14%
Foreign Government                                                                          0.15%
Government                                                                                 48.65%
Healthcare                                                                                  0.22%
Integrated Oils                                                                             0.71%
Materials and Processing                                                                    1.18%
Producer Durables                                                                           0.25%
Technology                                                                                  0.12%
Telecommunications                                                                          2.31%
Transportation                                                                              0.09%
Utilities                                                                                   1.06%
Short-Term Investments                                                                     15.91%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT RESEARCH FUND, INC. - AMERICA'S VALUE FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                        2.57%
H.J. Heinz Co.                                                                              2.52%
AT&T Inc.                                                                                   2.43%
Clear Channel Communications, Inc.                                                          2.27%
NiSource, Inc.                                                                              2.24%
R.R. Donnelly & Sons Co.                                                                    2.23%
Newell Rubbermaid, Inc.                                                                     2.20%
Northeast Utilities                                                                         2.20%
Bristol-Myers Squibb Co.                                                                    2.20%
Puget Energy Inc.                                                                           2.13%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Consumer Discretionary                                                                     19.09%
Consumer Staples                                                                            4.98%
Energy                                                                                      9.59%
Financials                                                                                 15.28%
Healthcare                                                                                  4.82%
Industrials                                                                                 9.02%
Information Technology                                                                      1.56%
Materials                                                                                  14.70%
Telecommunication Services                                                                  9.15%
Utilities                                                                                  10.43%
Short-Term Investment                                                                       1.38%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Lamar Advertising Co.                                                                       2.75%
Weatherford Int'l., Ltd.                                                                    2.59%
Too, Inc.                                                                                   2.39%
Univision Communications, Inc. Class A                                                      2.30%
Dover Corp.                                                                                 2.26%
Starwood Hotels & Resorts                                                                   1.86%
Fisher Scientific Int'l., Inc.                                                              1.75%
Alliance Data Systems Corp.                                                                 1.57%
Scientific Games Corp. Class A                                                              1.57%
Monsanto Co.                                                                                1.48%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Auto & Transportation                                                                       2.68%
Consumer Discretionary                                                                     22.76%
Consumer Staples                                                                            1.01%
Financials                                                                                 12.80%
Healthcare                                                                                 10.61%
Materials                                                                                   5.57%
Other                                                                                       1.43%
Other Energy                                                                                9.57%
Producer Durables                                                                           7.68%
Technology                                                                                 18.64%
Short-Term Investment                                                                       7.25%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
General Electric Co.                                                                        3.13%
Proctor & Gamble Co. (The)                                                                  2.82%
Monsanto Co.                                                                                2.10%
Novartis AG ADR                                                                             2.05%
Wyeth                                                                                       2.03%
Exxon Mobil Corp.                                                                           2.00%
Newmont Mining Corp.                                                                        1.99%
Johnson & Johnson                                                                           1.88%
QUALCOMM Inc.                                                                               1.83%
PepsiCo, Inc.                                                                               1.83%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Auto & Transportation                                                                       1.48%
Consumer Discretionary                                                                      4.35%
Consumer Staples                                                                           14.88%
Financials                                                                                 13.66%
Healthcare                                                                                 20.50%
Integrated Oils                                                                             3.43%
Materials and Processing                                                                    7.11%
Other                                                                                       4.94%
Other Energy                                                                                4.43%
Producer Durables                                                                           7.04%
Technology                                                                                  9.45%
Utilities                                                                                   7.01%
Short-Term Investment                                                                       1.72%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED)(CONCLUDED)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND

TEN LARGEST HOLDINGS                                                            % OF INVESTMENTS
------------------------------------------------------------------------------------------------
BNP Paribas                                                                                 2.70%
Royal Bank of Scotland Group (The) plc                                                      2.03%
Mediobanco S.p.A.                                                                           1.83%
Wacker Chemie AG                                                                            1.76%
British Land Co. (The) plc                                                                  1.74%
Reckitt Benckiser plc                                                                       1.74%
Petroleum Geo-Services ASA                                                                  1.68%
ING Groep N.V.                                                                              1.61%
Roche Holdings AG                                                                           1.56%
Punch Taverns plc                                                                           1.54%

HOLDINGS BY SECTOR*                                                             % OF INVESTMENTS
------------------------------------------------------------------------------------------------
Consumer Discretionary                                                                     13.97%
Consumer Staples                                                                            6.20%
Energy                                                                                      4.66%
Financial Services                                                                         28.24%
Healthcare                                                                                 10.35%
Industrials                                                                                11.06%
Information Technology                                                                      2.51%
Materials and Processing                                                                    8.64%
Telecommunications                                                                          7.37%
Utilities                                                                                   2.11%
Short-Term Investment                                                                       4.89%
------------------------------------------------------------------------------------------------
Total                                                                                     100.00%
================================================================================================

* A sector may comprise several industries.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board of Trustees (the "Board"), including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to each Fund are discussed below.

INCOME STRATEGY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund had commenced investment operations on June 29, 2005 and accordingly it was difficult to draw conclusions regarding its operations. The Board observed that the performance of the Class A shares was in the fourth quintile of its performance universe and below that of the Lipper Income Fund Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group. The Board also observed that the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately twenty-two basis points below the median of the peer group, the total expense ratio of Classes B and C were approximately eighteen basis points below the median of the peer group, the total expense ratio of Class P was approximately two basis points above the median of the peer group, and the total expense ratio of Class Y was approximately twenty basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately seventeen basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately twenty-six basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

BALANCED STRATEGY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period and in the fourth quintile for the one-year period, in the first quintile for the three- and five-year periods, and in the second quintile for the ten-year period. The Board also observed that the performance was below that of the Lipper Balanced Funds Index for the nine-month, one-year, and ten-year periods and above that of the Index for the three- and five-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management fees were approximately ten basis points below the median of the peer group and that the actual management fees were approximately seventeen basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-four basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately fifteen basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately forty-nine basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately sixty-three basis points below the median of the peer group, the total expense ratio of Class P was approximately sixteen basis points below the median of the peer group, and the total expense ratio of Class Y was approximately thirty-four basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

WORLD GROWTH & INCOME STRATEGY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that that the Fund had commenced investment operations on June 29, 2005 and accordingly it was difficult to draw conclusions regarding its operations. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe and below that of the Lipper Global Multi-Cap Core Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that contractual management and administrative services fees were approximately fifteen basis points below the median of the peer group. The Board also observed that the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratio of Classes B and C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately twelve basis points below the median of the peer group, and the total expense ratio of Class Y was approximately nine basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately seventeen basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately nine basis points below the median of the peer group, and the total expense ratio of Class Y was approximately two basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the twelve month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

   This report when not used for the general            Lord Abbett Investment Trust
 information of shareholders of the Fund, is to                Lord Abbett Income Strategy Fund
be distributed only if preceded or accompanied                 Lord Abbett Balanced Strategy Fund
          by a current Fund Prospectus.                        Lord Abbett World Growth & Income Strategy Fund
                                                                                                               LAIT-3-0506
Lord Abbett Mutual Fund shares are distributed by:                                                                 (07/06)
       LORD ABBETT DISTRIBUTOR LLC

ITEM 2:   CODE OF ETHICS.
          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3)  Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Lord Abbett Investment Trust


                                 /s/ Robert S. Dow
                                 ---------------------
                                 Robert S. Dow
                                 Chief Executive Officer,
                                 Chairman and President


                                 /s/ Joan A. Binstock
                                 -----------------------------
                                 Joan A. Binstock
                                 Chief Financial Officer and Vice President


Date: July 25, 2006